    As Filed with the Securities and Exchange Commission on January 28, 1997

                                                                File No. 2-95074

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                             -----------------------

                                    FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF l933       /xx/

                       Pre-Effective Amendment No.____                /  /
                       Post-Effective Amendment No. 15                /xx/
                                     and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF l940   /xx/

                              Amendment No. 17                        /xx/
                        (Check appropriate box or boxes)

                            -------------------------
                              RSI RETIREMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                  317 Madison Avenue, New York, New York  10017
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (2l2) 503-0100

                            -------------------------
                             Stephen P. Pollak, Esq.
                               317 Madison Avenue
                            New York, New York  10017
                     (Name and address of agent for service)

                                    Copy to:
                            Judith L. Shandling, Esq.
                    Shereff, Friedman, Hoffman & Goodman, LLP
                                919 Third Avenue
                            New York, New York 10022
                            -------------------------

It is proposed that this filing will become effective (check appropriate box):

xx       immediately upon filing pursuant to paragraph (b)
---
         on (date) pursuant to paragraph (b)
---
         60 days after filing pursuant to paragraph (a)(1)
---
         on (date) pursuant to paragraph (a)(1)
---
         75 days after filing pursuant to paragraph (a)(2)
---
         on (date) pursuant to paragraph (a)(2) of Rule 485.
---

If appropriate, check the following box:

___      This post-effective amendment designates a new effective date for a previously filed post effective amendment.

         Registrant has elected to maintain registration of an indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for its fiscal year ended September 30, 1996 was filed with the Securities and Exchange Commission on November 27, 1996. Registrant has also elected to maintain registration of a definite number of units of Beneficial Interest pursuant to Rule 24e-2 under the Investment Company Act of 1940, as amended.

                         CALCULATION OF REGISTRATION FEE

--------------------------------------------------------------------------------
    Title of                       Proposed         Proposed
   Securities      Amount of        Maximum          Maximum        Amount of
     Being         Units Being    Offering Price     Aggregate     Registration
   Registered      Registered       Per Unit      Offering Price*      Fee
--------------------------------------------------------------------------------
    Units of
    beneficial
    interest         877,619          N/A            $ 0              None
 (no par value)
--------------------------------------------------------------------------------

    * The above calculation has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. Registrant, during its fiscal year ended September 30, 1996, redeemed or repurchased 3,620,600 units. None of such units have been used for reduction of filing fees pursuant to Rule 24e-2(a) under the Investment Company Act of 1940 in previous filings during Registrant's current fiscal year. 2,742,981 of such units have been used for reduction of filing fees pursuant to Rule 24f-2(c) under the Investment Company Act of 1940 in previous filings during Registrant's current fiscal year. The remaining 877,619 redeemed or repurchased units are being used for reduction of the filing fee hereunder pursuant to Rule 24e-2(a).

                              CROSS REFERENCE SHEET

N-1A Item No.                                      Location (Caption)
-------------                                      ------------------

Part A
------

   Item 1.    Cover Page . . . . . . . . . . . . .    Cover Page

   Item 2.    Synopsis . . . . . . . . . . . . . .    Prospectus Summary

   Item 3.    Condensed Financial
                Information. . . . . . . . . . . .    Financial Highlights

   Item 4.    General Description of
                Registrant . . . . . . . . . . . .    The Fund; Investment
                                                      Objectives and Policies;
                                                      Investment Restrictions;
                                                      Distributions and Taxes

   Item 5.    Management of the Fund . . . . . . .    Administration of the
                                                      Fund;Investment Managers;
                                                      General Information

   Item 5A.   Management's' Discussion
                of Fund Performance. . . . . . . .    Not Applicable

   Item 6.    Capital Stock and
                Other Securities . . . . . . . . .    Investments in the Fund;
                                                      General Information

   Item 7.    Purchase of Securities
                Being Offered. . . . . . . . . . .    Participants in the Fund;
                                                      Investments in the Fund;
                                                      Valuation of Units

   Item 8.    Redemption or Repurchase . . . . . .    Withdrawals and Exchanges;
                                                      Valuation of Units

   Item 9.    Pending Legal Proceedings. . . . . .    Not Applicable

Part B
------

   Item 10.  Cover Page. . . . . . . . . . . . . .    Cover Page

   Item 11.  Table of Contents . . . . . . . . . .    Table of Contents

   Item 12.  General Information
               History . . . . . . . . . . . . . .    The Fund

   Item 13.  Investment Objectives &
               Policies. . . . . . . . . . . . . .    Investment Objectives and
                                                      Policies (Part A, Item 4);
                                                      Investment Restrictions
                                                      (Part A, Item 4);
                                                      Brokerage Allocation and
                                                      Portfolio Turnover

   Item 14.  Management of the Fund. . . . . . . .    Administration of the
                                                      Fund (Part A, Item 5)

   Item 15.  Control Persons & Principal
               Holders of Securities . . . . . . .    Control Persons and
                                                      Principal Unitholders

   Item 16.  Investment Advisory &
               Other Services. . . . . . . . . . .    Investments in the Fund
                                                      (Part A, Item 6);
                                                      Administration of the Fund
                                                      (Part A,Item 5);
                                                      Investment Managers (Part
                                                      A, Item 5); General
                                                      Information (Part A, Item
                                                      6)

   Item 17.  Brokerage Allocation. . . . . . . . .    Brokerage Allocation

   Item 18.  Capital Stock &
               Other Securities. . . . . . . . . .    Investments in the Fund
                                                      (Part A, Item 6); General
                                                      Information (Part A, Item
                                                      6)

   Item 19.  Purchase, Redemption &
               Pricing of Securities
               Being Offered . . . . . . . . . . .    Investments in the Fund
                                                      (Part A, Item 6);
                                                      Withdrawals and Exchanges
                                                      (Part A, Item 8);
                                                      Valuation of Units (Part
                                                      A, Item 8)

   Item 20.  Tax Status. . . . . . . . . . . . . .    Distributions and Taxes
                                                      (Part A, Item 4)

   Item 21.  Underwriters. . . . . . . . . . . . .    Not Applicable

   Item 22.  Calculation of Yield
               Quotation on Money
               Market Funds. . . . . . . . . . . .    Not Applicable

   Item 23.  Financial Statements. . . . . . . . .    Financial Statements

PROSPECTUS

CORE EQUITY FUND
VALUE EQUITY FUND
EMERGING GROWTH EQUITY FUND
INTERNATIONAL EQUITY FUND
ACTIVELY MANAGED BOND FUND
INTERMEDIATE-TERM BOND FUND
SHORT-TERM INVESTMENT FUND
DEDICATED BOND FUND


JANUARY 28, 1997

1997


BROKER/DEALER:

[Logo]

RETIREMENT SYSTEM
Distributors Inc.

317 Madison Ave.
New York, NY 10017-5397

TABLE OF CONTENTS


               Introduction....................................................1
               Fee Table.......................................................2
               Financial Highlights............................................3
               Prospectus Summary.............................................11
               The Fund.......................................................12
               Participants in the Fund.......................................12
               Investment Objectives and Policies.............................13
                 Core Equity Fund.............................................14
                 Value Equity Fund............................................15
                 Emerging Growth Equity Fund..................................15
                 International Equity Fund....................................16
                 Actively Managed Bond Fund...................................18
                 Intermediate-Term Bond Fund..................................21
                 Short-Term Investment Fund...................................23
                 Dedicated Bond Fund..........................................26
                 Other Investment Policies and Risk Considerations............27
               Investment Restrictions........................................34
               Investments in the Fund........................................34
                 Full Participating Trusts....................................34
                 Participating Trusts of Eligible Employers other than Full
                  Participating Trusts........................................37
                 Individual Retirement Accounts (IRAs)........................37
                 General......................................................38
               Withdrawals and Exchanges......................................38
                 Withdrawals from Investment Funds (Redemptions)..............38
                 Exchanges....................................................40
               Valuation of Units.............................................40
               Distributions and Taxes........................................42
               Administration of the Fund.....................................43
                 General......................................................43
                 Information Regarding Trustees...............................43
                 The Service Agreement........................................45
                 Distribution Agreement.......................................47
               Investment Managers............................................47
               General Information............................................50
                 Units of Beneficial Interest and Voting Rights...............50
                 Termination of the Fund......................................52
                 Custodian....................................................52
                 Litigation...................................................52
                 Expenses.....................................................52
                 Performance Information......................................53
               Counsel and Auditors...........................................53
               Appendix.......................................................54



                  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OTHER THAN THE SECURITIES TO WHICH IT RELATES, OR AN OFFER TO OR A SOLICITATION OF ANY PERSON IN ANY JURISDICTION IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                                          PROSPECTUS
                                       JANUARY 28, 1997
                                     RSI RETIREMENT TRUST

INTRODUCTION
                  The units offered hereby are being sold by RSI Retirement Trust ("Fund"), an open-end diversified management investment company.

                         The Fund is a no load series mutual fund that currently
                  offers eight investment funds ("Investment Funds") with each having its own investment objectives and investment strategies.

                         The  Fund is designed for  the investment of funds held
                  in trusts which are exempt from taxation under Section 501(a) of the Internal Revenue Code of 1986, as amended ("Code") and which have been established by eligible employers to effectuate pension or profit sharing plans which are qualified under Section 401(a) of said Code. Eligible employers are corporations or associations organized under the laws of any state or of the United States, organizations which are controlling, controlled by, or under common control with such eligible employers or the members of which consist solely of some or all of such organizations, organizations which are determined by the Trustees of the Fund to have business interests in common with other organizations participating in the Fund or self-employed individuals; provided, however, that the participation in the Fund of any self-employed individual or of any corporation or association which is not a bank, savings bank, credit union or savings and loan association, or controlling, controlled by, or under common control with a bank, savings bank, credit union or savings and loan association, shall be subject to the approval of the Trustees of the Fund ("Eligible Employers").

                         The Fund is also designed  for the investment of  funds
                  held in individual retirement trusts or custodial accounts which are exempt from taxation under Section 408(e) of the Code and which have been established by individual accountholders ("Individual Retirement Accountholders") to effectuate an individual retirement trust or custodial agreement which is maintained in conformity with Section 408(a) of the Code ("Individual Retirement Accounts"). Individual Retirement Accountholders are individuals for whom an Individual Retirement Account (IRA) has been established; provided, however, that participation in the Fund of such arrangement shall be subject to the approval of the Trustees of the Fund.

                         This Prospectus sets forth concisely information  about
                  the Fund that an investor ought to know before investing. Please read and retain this Prospectus for future reference. The Fund has filed with the Securities and Exchange Commission a Statement of Additional Information, dated January 28, 1997, ("Statement of Additional Information"), which sets forth additional and more detailed information with respect to the Fund. The information in the Statement of Additional Information is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by writing to RSI Retirement Trust, 317 Madison Avenue, New York, New York 10017, Attention:
                  Stephen P. Pollak, Esq.

                 THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
                  SECURITIES AND EXCHANGE COMMISSION  OR ANY STATE  SECURITIES
                   COMMISSION  NOR HAS THE COMMISSION OR ANY STATE SECURITIES
                    COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF  THIS
                     PROSPECTUS.  ANY REPRESENTATION  TO THE  CONTRARY IS A
                                                 CRIMINAL OFFENSE.

FEE TABLE

                 Shown below are all expenses incurred by the Investment Funds, during the 1996 fiscal year, restated where appropriate, to reflect current fees.



                                                                                              INTER-      SHORT-
                                   CORE     VALUE    EMERGING       INTER-        ACTIVELY    MEDIATE-    TERM
                                   EQUITY   EQUITY   GROWTH         NATIONAL      MANAGED     TERM BOND   INVESTMENT     DEDICATED
                                   FUND     FUND     EQUITY FUND    EQUITY FUND   BOND FUND   FUND        FUND           BOND FUND
                                   -------  -------  -----------    -----------   ---------   ---------   -----------    ---------
I.   SHAREHOLDER TRANSACTION
     EXPENSES
       Sales Load on Purchases...     None     None        None           None        None        None          None         None
       Sales Load on Reinvested
       Dividends.................     None     None        None           None        None        None          None         None
       Deferred Sales Load.......     None     None        None           None        None        None          None         None
       Redemption Fees...........     None     None        None           None        None        None          None         None
       Exchange Fees.............     None     None        None           None        None        None          None         None
II.  ANNUAL FUND OPERATING
     EXPENSES
       (as a percentage of
       average net assets)
     Management Fees.............      .56%     .49%       1.20%           .84%        .34%        .37%          .25%         .25%
     Other Expenses(after fee
     waivers)+...................      .36%     .71%        .71%          1.09%        .46%        .61%          .55%+        .50%
     Total Annual Fund Operating
     Expenses....................      .92%    1.20%       1.91%          1.93%        .80%        .98%          .80%+        .75%*
III. EXAMPLE: You would pay the following expenses in each of the funds on a $1,000 investment assuming (1) a 5% annual return and
     (2) redemption at the end of each time period.
     1 year......................    $9.39   $12.23      $19.40         $19.60       $8.17      $10.00         $8.17+       $7.66
     3 years.....................   $29.34   $38.12      $60.04         $60.64       $5.55      $31.22        $25.55+      $23.98
     5 years.....................   $50.99   $66.06     $103.34        $104.36       $4.45      $54.23        $44.45+      $41.74
     10 years....................  $113.71  $146.38     $225.15        $227.27       $9.43     $120.78        $99.43+      $93.44


                      The purpose  of  this  table is  to  assist  investors  in understanding the costs and expenses an investor in the Fund will bear. SEE, "Administration of the Fund -- Distribution Agreement" and "General Information -- Expenses" for a more complete description of these costs and expenses.

                   A. Annual  Fund  Operating   Expenses  are   based  on   each
                      Investment Fund's historical expenses adjusted in the case of each Investment Fund to reflect current fees. The Investment Funds incur Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports and other services. SEE, "Administration of the Fund -- The Service Agreement" for further information. Management Fees and Other Expenses have already been reflected in each Investment Fund's unit price and are not charged directly to individual unit holder accounts. SEE, "Investment Managers" and "General Information -- Expenses" for further information.

                   B. Example of Expenses. The hypothetical example  illustrates the expenses associated with a $1,000 investment over periods of 1, 3, 5 and 10 years, based on the expenses in the table and an assumed annual rate of return of 5%. The return of 5% and expenses should not be considered indications of actual or expected performance or expenses, both of which will vary. Please refer to "Condensed Financial Information" for each Investment Fund's past performance.

                   * Annualized  based on 1992  fiscal year. No  funds have been invested in the Dedicated Bond Fund since April 24, 1992.


                   + "Other  Expenses"  for   the  Short-Term  Investment   Fund
                     reflects a voluntary fee waiver by Retirement System Consultants Inc. (which will continue for at least the current fiscal year of the Fund). Absent the voluntary fee waiver, other expenses for this Investment Fund would be .94% of average net assets and total annual fund operating expenses for this Investment Fund would be 1.19%.

FINANCIAL HIGHLIGHTS

                  The following information for the years ended September 30, 1992, 1993, 1994, 1995 and 1996, has been audited by McGladrey & Pullen, LLP, independent auditors, whose report thereon, which is incorporated by reference, appears in the Fund's 1996 Annual Report to Unitholders. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information. Further performance information is contained in the 1996 Annual Report which may be obtained without charge. See, Statement of Additional Information -- Financial Statements.


                  Financial highlights for each Investment Fund are as follows:


                                                                         CORE EQUITY FUND
                                 -------------------------------------------------------------------------------------------------
                                 YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                                 ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                                 9/30/96   9/30/95   9/30/94   9/30/93   9/30/92   9/30/91   9/30/90   9/30/89   9/30/88   9/30/87
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
PER UNIT OPERATING PERFORMANCE:*

(for a unit outstanding
 throughout the year)

Net Asset Value, Beginning of
 Year........................... $ 46.71   $ 35.57   $ 34.49   $ 30.09   $ 27.68   $ 23.15   $ 24.41   $ 18.34   $ 21.40   $ 15.46
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------

Income from Investment
 Operations:

  Investment income-- net.......    0.72      0.74      0.54      0.56      0.65      0.75      0.85      0.69      0.54      0.53

  Net realized and unrealized
   gain (loss) on investments...    9.14     10.40      0.54      3.84      1.76      3.78     (1.90)     5.38     (3.60)     5.41
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------

  Total from Investment
   Operations...................    9.86     11.14      1.08      4.40      2.41      4.53     (1.05)     6.07     (3.06)     5.94
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------

Less Distributions:

  Net realized gain on
   investments..................      --        --        --        --        --        --     (0.07)       --        --        --

  Paid-in capital...............      --        --        --        --        --        --     (0.14)       --        --        --
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------

  Total distributions...........      --        --        --        --        --        --     (0.21)       --        --        --
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------

  Net increase (decrease).......    9.86     11.14      1.08      4.40      2.41      4.53     (1.26)     6.07     (3.06)     5.94
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------

  Net Asset Value,
   End of Year.................. $ 56.57   $ 46.71   $ 35.57   $ 34.49   $ 30.09   $ 27.68   $ 23.15   $ 24.41   $ 18.34   $ 21.40
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------

    TOTAL RETURN................   21.11%    31.32%     3.13%    14.62%     8.71%    19.57%    (4.41)%   33.10%   (14.29)%   38.42%

RATIOS/SUPPLEMENTAL DATA

Ratios to Average Net Assets:

  Expenses**....................   (0.92)%   (0.98)%   (1.01)%   (0.99)%   (0.95)%   (0.94)%   (0.64)%   (0.49)%   (0.51)%   (0.44)%

  Investment income-- net.......    1.40%     1.86%     1.56%     1.74%     2.25%     2.88%     3.41%     3.29%     3.07%     2.84%

Portfolio Turnover Rate.........    9.95%     7.91%     6.47%    13.41%    18.94%    18.88%    10.71%    21.51%    12.80%    13.98%

Average Commission
 Rate paid (per share)+.........    $.05        --        --        --        --        --        --        --        --        --

Net Assets at End of Year
 ($1,000's)..................... $217,356  $189,942  $141,544  $146,137  $134,269  $158,578  $136,539  $134,572  $105,571  $126,701


                  -------------------------------------

                   * Using average units basis.

                  ** The  August 1, 1990 reorganization  of RSI externalized all employees and the investment advisory, administrative and distribution services they had performed into separate entities. Certain investment expenses previously allocated among the series portfolios are now set by contract between RSI and the new entities.


                   + Required by regulations issued in 1995.

                                                                         VALUE EQUITY FUND
                                 -------------------------------------------------------------------------------------------------
                                 YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                                 ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                                 9/30/96   9/30/95   9/30/94   9/30/93   9/30/92   9/30/91   9/30/90   9/30/89   9/30/88   9/30/87
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
PER UNIT OPERATING PERFORMANCE:*
(for a unit outstanding
 throughout the year)
Net Asset Value, Beginning of
 Year........................... $ 32.63   $ 27.05   $ 26.48   $ 22.94   $ 21.48   $ 15.89   $ 21.11   $ 16.94   $ 18.35   $ 13.97
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from Investment
 Operations:
  Investment income-- net.......    0.72      0.93      0.79      0.70      0.52      0.45      0.38      0.46      0.43      0.42
  Net realized and unrealized
   gain (loss) on investments...    6.32      4.65     (0.22)     2.84      0.94      5.14     (5.44)     3.71     (1.84)     3.96
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total from Investment
   Operations...................    7.04      5.58      0.57      3.54      1.46      5.59     (5.06)     4.17     (1.41)     4.38
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Less Distributions:
  Net realized gain on
   investments..................      --        --        --        --        --        --     (0.05)       --        --        --
  Paid-in capital...............      --        --        --        --        --        --     (0.11)       --        --        --
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total distributions...........      --        --        --        --        --        --     (0.16)       --        --        --
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease).......    7.04      5.58      0.57      3.54      1.46      5.59     (5.22)     4.17     (1.41)     4.38
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net Asset Value,
   End of Year.................. $ 39.67   $ 32.63   $ 27.05   $ 26.48   $ 22.94   $ 21.48   $ 15.89   $ 21.11   $ 16.94   $ 18.35
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------

    TOTAL RETURN+...............   21.58%    20.63%     2.15%    15.43%     6.80%    35.18%   (24.13)%   24.62%    (7.68)%   31.35%

RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets:
  Expenses**....................   (1.20)%   (1.32)%   (1.41)%   (1.70)%   (1.55)%   (1.56)%   (1.74)%   (1.37)%   (1.19)%   (1.12)%
  Investment income-- net.......    1.98%     3.24%     3.02%     2.83%     2.32%     2.30%     1.98%     2.44%     2.72%     2.57%
Portfolio Turnover Rate.........   61.53%    67.06%    40.41%    54.46%    14.26%    23.55%    45.04%    46.51%    65.40%    57.81%
Average Commission
 Rate Paid (per share)++........    $.01        --        --        --        --        --        --        --        --        --
Net Assets at End of Year
 ($1,000's)..................... $52,231   $43,824   $35,603   $38,104   $33,417   $37,955   $30,636   $84,313   $71,365   $79,765


                  -------------------------------------
                   * Using average units basis.

                  ** The  August 1, 1990 reorganization  of RSI externalized all employees and the investment advisory, administrative and distribution services they had performed into separate entities. Certain investment expenses previously allocated among the series portfolios are now set by contract between RSI and the new entities. Ratio reflects fees paid with brokerage commissions only for the years ended September 30, 1995 and September 30, 1996.

                   + On  April 1, 1995, Retirement  System Investors Inc. became the sole advisor to Value Equity Fund.

                  ++ Required by regulations issued in 1995.

                                                                    EMERGING GROWTH EQUITY FUND
                                 -------------------------------------------------------------------------------------------------
                                 YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                                 ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                                 9/30/96   9/30/95   9/30/94   9/30/93   9/30/92   9/30/91   9/30/90   9/30/89   9/30/88   9/30/87
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
PER UNIT OPERATING PERFORMANCE:*
(for a unit outstanding
 throughout the year)
Net Asset Value, Beginning of
 Year........................... $ 52.58   $ 35.96   $ 35.52   $ 24.26   $ 23.34   $ 14.97   $ 19.36   $ 16.78   $ 18.35   $ 15.28
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from Investment
 Operations:
  Investment income
   (loss)--net..................   (0.90)    (0.67)    (0.57)    (0.53)    (0.35)    (0.23)     0.01      0.22      0.13      0.09
  Net realized and unrealized
   gain (loss) on investments...   15.39     17.29      1.01     11.79      1.27      8.60     (4.24)     2.36     (1.70)     2.98
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total from Investment
   Operations...................   14.49     16.62      0.44     11.26      0.92      8.37     (4.23)     2.58     (1.57)     3.07
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Less Distributions:
  Net realized gain on
   investments..................      --        --        --        --        --        --     (0.05)       --        --        --
  Paid-in capital...............      --        --        --        --        --        --     (0.11)       --        --        --
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total distributions...........      --        --        --        --        --        --     (0.16)       --        --        --
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease).......   14.49     16.62      0.44     11.26      0.92      8.37     (4.39)     2.58     (1.57)     3.07
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net Asset Value,
   End of Year.................. $ 67.07   $ 52.58   $ 35.96   $ 35.52   $ 24.26   $ 23.34   $ 14.97   $ 19.36   $ 16.78   $ 18.35
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------

    TOTAL RETURN................   27.56%    46.22%     1.24%    46.41%     3.94%    55.91%   (22.06)%   15.38%    (8.56)%   20.09%

RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets:
  Expenses**....................   (1.91)%   (2.12)%   (2.08)%   (2.27)%   (2.18)%   (2.27)%   (2.46)%   (1.76)%   (1.72)%   (1.59)%
  Investment income
   (loss)--net..................   (1.54)%   (1.61)%   (1.64)%   (1.78)%   (1.43)%   (1.19)%    0.07%     1.23%     0.84%     0.52%
Portfolio Turnover Rate.........  150.40%   170.54%   114.15%   145.59%   135.45%   101.10%   167.90%    39.40%    36.88%    34.28%
Average Commission
 Rate Paid (per share)+.........    $.02        --        --        --        --        --        --        --        --        --
Net Assets at End of Year
 ($1,000's)..................... $92,136   $74,625   $48,293   $56,645   $40,844   $46,283   $32,560   $50,026   $46,604   $52,088


                  -------------------------------------
                   * Using average units basis.

                  ** The  August 1, 1990 reorganization  of RSI externalized all employees and the investment advisory, administrative and distribution services they had performed into separate entities. Certain investment expenses previously allocated among the series portfolios are now set by contract between RSI and the new entities. Ratio reflects fees paid with brokerage commissions only for the years ended September 30, 1995 and September 30, 1996.


                   + Required by regulations issued in 1995.

                                                                    INTERNATIONAL EQUITY FUND
                                --------------------------------------------------------------------------------------------------
                                YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR       YEAR      YEAR      YEAR
                                ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED     ENDED     ENDED
                                9/30/96   9/30/95   9/30/94   9/30/93   9/30/92   9/30/91   9/30/90    9/30/89   9/30/88   9/30/87
                                -------   -------   -------   -------   -------   -------   -------    -------   -------   -------
PER UNIT OPERATING
 PERFORMANCE:*
(for a unit outstanding
 throughout the year)
Net Asset Value, Beginning of
 Year.........................  $ 40.25   $ 38.08   $ 34.36   $ 28.27   $ 29.26   $ 25.31   $ 30.03    $ 25.10   $ 29.38   $ 20.91
                                -------   -------   -------   -------   -------   -------   -------    -------   -------   -------
Income from Investment
 Operations:
  Investment income
   (loss)--net................    (0.08)    (0.02)    (0.09)    (0.21)    (0.16)     0.15     (0.31)     (0.15)    (0.27)    (0.22)
  Net realized and unrealized
   gain (loss) on
   investments................     5.08      2.19      3.81      6.30     (0.83)     3.80     (4.16)      5.08     (4.01)     8.69
                                -------   -------   -------   -------   -------   -------   -------    -------   -------   -------
  Total from Investment
   Operations.................     5.00      2.17      3.72      6.09     (0.99)     3.95     (4.47)      4.93     (4.28)     8.47
                                -------   -------   -------   -------   -------   -------   -------    -------   -------   -------
Less Distributions:
  Net realized gain on
   investments................       --        --        --        --        --        --     (0.08)        --        --        --
  Paid-in capital.............       --        --        --        --        --        --     (0.17)        --        --        --
                                -------   -------   -------   -------   -------   -------   -------    -------   -------   -------
  Total distributions.........       --        --        --        --        --        --     (0.25)        --        --        --
                                -------   -------   -------   -------   -------   -------   -------    -------   -------   -------
  Net increase (decrease).....     5.00      2.17      3.72      6.09     (0.99)     3.95     (4.72)      4.93     (4.28)     8.47
                                -------   -------   -------   -------   -------   -------   -------    -------   -------   -------
  Net Asset Value,
   End of Year................  $ 45.25   $ 40.25   $ 38.08   $ 34.36   $ 28.27   $ 29.26   $ 25.31    $ 30.03   $  5.10   $  9.38
                                -------   -------   -------   -------   -------   -------   -------    -------   -------   -------
                                -------   -------   -------   -------   -------   -------   -------    -------   -------   -------

    TOTAL RETURN..............    12.42%     5.70%    10.83%    21.54%    (3.38)%   15.61%   (15.05)%    19.64%   (14.57)%   40.51%

RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets:
  Expenses**..................    (1.93)%   (1.90)%   (1.96)%   (2.83)%   (2.69)%   (2.58)%   (2.64)%    (2.65)%   (2.97)%   (2.57)%
  Investment income
   (loss)--net................    (0.20)%   (0.07)%   (0.25)%   (0.68)%   (0.50)%    0.54%    (1.06)%    (0.54)%   (1.07)%   (0.90)%
Portfolio Turnover Rate.......    51.29%    51.40%    44.25%    55.02%    52.58%    65.55%    84.61%    103.55%    55.45%    56.71%
Average Commisson
 Rate Paid (per share)+.......     $.02        --        --        --        --        --        --         --        --        --
Net Assets at End of Year
 ($1,000's)...................  $39,602   $31,143   $28,672   $21,769   $18,997   $22,677   $21,691    $29,249   $24,388   $31,420


                  -------------------------------------
                   * Using average units basis.

                  ** The  August 1, 1990 reorganization  of RSI externalized all employees and the investment advisory, administrative and distribution services they had performed into separate entities. Certain investment expenses previously allocated among the series portfolios are now set by contract between RSI and the new entities. Ratio reflects fees paid with brokerage commissions only for years ended September 30, 1995 and September 30, 1996.


                   + Required by regulations issued in 1995.

                                                                   ACTIVELY MANAGED BOND FUND
                                -------------------------------------------------------------------------------------------------
                                YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                                ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                                9/30/96   9/30/95   9/30/94   9/30/93   9/30/92   9/30/91   9/30/90   9/30/89   9/30/88   9/30/87
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
PER UNIT OPERATING
 PERFORMANCE:*
(for a unit outstanding
 throughout the year)
Net Asset Value, Beginning of
 Year.........................  $ 29.58   $ 26.06   $ 27.43   $ 24.57   $ 21.74   $ 18.44   $ 17.72   $ 16.34   $ 14.83   $ 14.92
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from Investment Operations:
  Investment income--net......     1.80      1.64      1.47      1.23      1.54      1.51      1.44      1.34      1.16      1.12
  Net realized and unrealized
   gain (loss) on
   investments................    (0.59)     1.88     (2.84)     1.63      1.29      1.79     (0.57)     0.04      0.35     (1.21)
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total from Investment
   Operations.................     1.21      3.52     (1.37)     2.86      2.83      3.30      0.87      1.38      1.51     (0.09)
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Less Distributions:
  Net realized gain on
   investments................       --        --        --        --        --        --     (0.05)       --        --        --
  Paid-in capital.............       --        --        --        --        --        --     (0.10)       --        --        --
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total distributions.........       --        --        --        --        --        --     (0.15)       --        --        --
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease).....     1.21      3.52     (1.37)     2.86      2.83      3.30      0.72      1.38      1.51     (0.09)
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net Asset Value,
   End of Year................  $ 30.79   $ 29.58   $ 26.06   $ 27.43   $ 24.57   $ 21.74   $ 18.44   $ 17.72   $ 16.34   $ 14.83
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------

    TOTAL RETURN..............     4.09%    13.51%    (4.99)%   11.64%    13.02%    17.90%     4.88%     8.45%    10.18%    (0.60)%

RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets:
  Expenses**..................    (0.80)%   (0.84)%   (0.82)%   (0.87)%   (0.84)%   (0.84)%   (0.83)%   (0.85)%   (0.67)%   (0.81)%
  Investment income--net......     5.94%     5.94%     5.51%     5.22%     6.87%     7.56%     7.64%     7.80%     7.36%     7.38%
Portfolio Turnover Rate.......    17.14%    18.21%     8.54%   170.16%   132.97%   125.32%   162.70%  1,078.25%  986.87%   809.66%
Net Assets at End of Year
 ($1,000's)...................  $150,304  $140,127  $136,210  $146,918  $189,827  $197,573  $180,269  $136,674  $138,063  $134,326


                  -------------------------------------
                   * Using average units basis.
                  ** The  August 1, 1990 reorganization  of RSI externalized all employees and the investment advisory, administrative and distribution services they had performed into separate entities. Certain investment expenses previously allocated among the series portfolios are now set by contract between RSI and the new entities.

                                                                    INTERMEDIATE-TERM BOND FUND
                                 -------------------------------------------------------------------------------------------------
                                 YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                                 ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                                 9/30/96   9/30/95   9/30/94   9/30/93   9/30/92   9/30/91   9/30/90   9/30/89   9/30/88   9/30/87
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
PER UNIT OPERATING PERFORMANCE:*
(for a unit outstanding
 throughout the year)
Net Asset Value, Beginning of
 Year........................... $ 28.01   $ 25.40   $ 25.95   $ 24.20   $ 21.72   $ 19.10   $ 17.73   $ 16.30   $ 14.77   $ 14.41
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from Investment
 Operations:
  Investment income-- net.......    1.74      1.66      1.46      1.48      1.55      1.46      1.44      1.47      1.33      1.27
  Net realized and unrealized
   gain (loss) on investments...   (0.45)     0.95     (2.01)     0.27      0.93      1.16      0.08     (0.04)     0.20     (0.91)
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total from Investment
   Operations...................    1.29      2.61     (0.55)     1.75      2.48      2.62      1.52      1.43      1.53      0.36
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Less Distributions:
  Net realized gain on
   investments..................      --        --        --        --        --        --     (0.05)       --        --        --
  Paid-in capital...............      --        --        --        --        --        --     (0.10)       --        --        --
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total distributions...........      --        --        --        --        --        --     (0.15)       --        --        --
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease).......    1.29      2.61     (0.55)     1.75      2.48      2.62     (1.37)     1.43      1.53      0.36
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net Asset Value,
   End of Year.................. $ 29.30   $ 28.01   $ 25.40   $ 25.95   $ 24.20   $ 21.72   $ 19.10   $ 17.73   $ 16.30   $ 14.77
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------

    TOTAL RETURN................    4.61%    10.28%    (2.12)%    7.23%    11.42%    13.72%     8.58%     8.77%    10.36%     2.50%

RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets:
  Expenses**....................   (0.98)%   (0.98)%   (0.95)%   (1.07)%   (0.98)%   (0.98)%   (0.64)%   (0.48)%   (0.44)%   (0.43)%
  Investment income-- net.......    6.06%     6.27%     5.68%     5.95%     6.78%     7.21%     7.81%     8.65%     8.47%     8.58%
Portfolio Turnover Rate.........   13.20%    15.95%    17.92%    12.39%    24.86%    43.70%    20.56%    38.44%     9.66%    28.85%
Net Assets at End of Year
 ($1,000's)..................... $74,754   $90,482   $89,780   $97,796   $117,107  $108,144  $111,544  $126,007  $118,283  $104,971


                  -------------------------------------
                   * Using average units basis.
                  ** The  August 1, 1990 reorganization  of RSI externalized all employees and the investment advisory, administrative and distribution services they had performed into separate entities. Certain investment expenses previously allocated among the series portfolios are now set by contract between RSI and the new entities.

                                                                    SHORT-TERM INVESTMENT FUND
                                 -------------------------------------------------------------------------------------------------
                                 YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                                 ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                                 9/30/96   9/30/95   9/30/94   9/30/93   9/30/92   9/30/91   9/30/90   9/30/89   9/30/88   9/30/87
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
PER UNIT OPERATING PERFORMANCE:*
(for a unit outstanding
 throughout the year)
Net Asset Value, Beginning of
 Year........................... $ 19.31   $ 18.36   $ 17.83   $ 17.43   $ 16.80   $ 15.79   $ 14.69   $ 13.49   $ 12.60   $ 11.90
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from Investment
 Operations:
  Investment income-- net.......    0.94      0.93      0.53      0.43      0.64      0.99      1.14      1.19      0.84      0.70
  Net realized and unrealized
   gain (loss) on investments...   (0.01)     0.02      0.00     (0.03)    (0.01)     0.02      0.09      0.01      0.05      0.00
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total from Investment
   Operations...................    0.93      0.95      0.53      0.40      0.63      1.01      1.23      1.20      0.89      0.70
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Less Distributions:
  Net realized gain on
   investments..................      --        --        --        --        --        --     (0.04)       --        --        --
  Paid-in capital...............      --        --        --        --        --        --     (0.09)       --        --        --
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total distributions...........      --        --        --        --        --        --     (0.13)       --        --        --
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase..................    0.93      0.95      0.53      0.40      0.63      1.01      1.10      1.20      0.89      0.70
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net Asset Value,
   End of Year.................. $ 20.24   $ 19.31   $ 18.36   $ 17.83   $ 17.43   $ 16.80   $ 15.79   $ 14.69   $ 13.49   $ 12.60
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------

    TOTAL RETURN................    4.82%     5.17%     2.97%     2.29%     3.75%     6.40%     8.34%     8.90%     7.06%     5.88%

RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets:
  Expenses**....................   (0.80)%   (0.80)%   (0.80)%   (0.89)%   (0.79)%   (0.79)%   (0.59)%   (0.45)%   (0.91)%   (0.80)%
  Investment income-- net.......    4.76%     4.94%     2.92%     2.43%     3.72%     6.06%     7.49%     8.41%     6.51%     5.76%
Decrease in above expense ratio
 due to Fee waiver..............    0.39%     0.34%     0.32%
Net Assets at End of Year
 ($1,000's)..................... $25,668   $27,360   $29,975   $35,117   $34,911   $61,505   $62,481   $54,265   $30,076   $67,917


                  -------------------------------------
                   * Using average units basis.
                  ** The  August 1, 1990 reorganization  of RSI externalized all employees and the investment advisory, administrative and distribution services they had performed into separate entities. Certain investment expenses previously allocated among the series portfolios are now set by contract between RSI and the new entities.

                                                               DEDICATED BOND FUND
                                    -------------------------------------------------------------------------
                                         PERIOD    YEAR        YEAR
                                        10/1/91    ENDED       ENDED       YEAR ENDED  YEAR ENDED  YEAR ENDED
                                     4/24/92***    9/30/91     9/30/90     9/30/89     9/30/88     9/30/87
                                    -------------  ----------  ----------  ----------  ----------  ----------
PER UNIT OPERATING PERFORMANCE:*
(for a unit outstanding throughout
 the year)
Net Asset Value, Beginning of
 Year.............................    $   18.97     $   16.36   $   15.54   $   14.02   $   12.25   $   12.20
                                          -----         -----       -----       -----       -----       -----
Income from Investment Operations:
  Investment income--net..........         0.79          1.91        1.39        1.31        1.20        1.12
  Net realized and unrealized gain
   (loss) on investments..........         0.07          0.70       (0.44)       0.21        0.57       (1.07)
                                          -----         -----       -----       -----       -----       -----
  Total from Investment
   Operations.....................         0.86          2.61        0.95        1.52        1.77        0.05
                                          -----         -----       -----       -----       -----       -----
Less Distributions:
  Net realized gain on
   investments....................           --            --       (0.04)         --          --          --
  Paid-in capital.................           --            --       (0.09)         --          --          --
                                          -----         -----       -----       -----       -----       -----
  Total distributions.............           --            --       (0.13)         --          --          --
                                          -----         -----       -----       -----       -----       -----
  Net increase (decrease).........         0.86          2.61        0.82        1.52        1.77        0.05
                                          -----         -----       -----       -----       -----       -----
  Net Asset Value,
   End of Year....................    $   19.83     $   18.97   $   16.36   $   15.54   $   14.02   $   12.25
                                          -----         -----       -----       -----       -----       -----
                                          -----         -----       -----       -----       -----       -----

    TOTAL RETURN..................         4.53%+       15.95%       6.11%      10.84%      14.49%       0.41%

RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets:
  Expenses**......................        (0.75)++      (0.68)      (0.79)      (0.56)      (0.47)      (0.31)
  Investment income-net...........         7.45%++      10.83%       8.66%       8.95%       9.01%       8.86%
Portfolio Turnover Rate...........         0.00%         0.00%       0.55%      22.16%       0.36%       0.00%
Net Assets at End of Year
 ($1,000's).......................           $0       $14,133     $13,988     $18,664     $24,310     $24,414


                  -------------------------------------
                    *Using average units basis.
                   **The  August 1, 1990 reorganization  of RSI externalized all employees and the investment advisory, administrative and distribution services they had performed into separate entities. Certain investment expenses previously allocated among the series portfolios are now set by contract between RSI and the new entities.
                  ***No sales after April 24, 1992.
                   + Not  annualized for periods  less than a  year -- commenced operation July 3, 1985.
                  ++ Annualized

PROSPECTUS SUMMARY
                  THE FOLLOWING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION.

                         The Fund  is  a New  York  common law  trust  currently
                  offering eight no load Investment Funds, each having its own investment objectives and policies: Core Equity Fund, Emerging Growth Equity Fund, Value Equity Fund, International Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund, Short-Term Investment Fund and Dedicated Bond Fund. SEE, "Investment Objectives and Policies".

                         Trusts which  are exempt  from taxation  under  Section
                  501(a) of the Code and have been established to effectuate pension or profit sharing plans qualified under Section 401(a) of said Code by Eligible Employers are eligible for participation in the Fund. Eligible Employers are corporations or associations organized under the laws of any state or of the United States, organizations which are controlling, controlled by, or under common control with such eligible employers or the members of which consist solely of some or all of such organizations, organizations which are determined by the Trustees of the Fund to have business interests in common with other organizations participating in the Fund or self-employed individuals; provided, however, that the participation in the Fund of any self-employed individual or any corporation or association which is not a bank, savings bank, credit union or savings and loan association, or controlling, controlled by, or under common control with a bank, savings bank, credit union or savings and loan association, shall be subject to the approval of the Trustees of the Fund. SEE, "Participants in the Fund".

                         The  Fund is also designed  for the investment of funds
                  held in individual retirement trusts or custodial accounts which are exempt from taxation under Section 408(e) of the Code and which have been established by individual accountholders ("Individual Retirement Accountholders") to effectuate an individual retirement trust or custodial agreement which is maintained in conformity with Section
                  408(a) of the Code ("Individual Retirement Accounts"). Individual Retirement Accountholders are individuals for whom an Individual Retirement Account (IRA) has been established; provided, however, that participation in the Fund of such arrangement shall be subject to the approval of the Trustees of the Fund. SEE, "Participants in the Fund".

                         A   Participating  Trust  established  by  an  Eligible
                  Employer through the adoption of the Fund's Agreement and Declaration of Trust is herein referred to as a "Full Participating Trust". Subject to guidelines established by the Trustees, authority is permitted to be reserved to Investment Fiduciaries of Full Participating Trusts to direct the proportions in which units held in such Trusts shall be divided between certain investment classifications established by the Trustees of the Fund or, in the case of Full Participating Trusts established to effectuate defined benefit Plans, to direct the Trustees of the Fund to invest assets of such Trust in units of specified Investment Funds. SEE, "Investments in the Fund -- Full Participating Trusts". Participating Trusts other than Full Participating Trusts and Individual Retirement Accounts can effect purchases from specific Investment Funds. SEE, "Investments in the Fund -- Participating Trusts of Eligible Employers other than Full Participating Trusts" and "Investments in the Fund -- Individual Retirement Accounts (IRAs)".

                         Except with respect to Individual Retirement  Accounts,
                  there is no minimum initial investment for admission for a Participating Trust and subsequent investments may be made in any amount. The purchase price for units in each Investment Fund will be the net asset value per unit next determined following receipt of proper investment instructions. SEE,"Investments in the Fund -- General" and "Valuation of Units". Certificates representing units of the Fund will not be issued. SEE, "Investments in the Fund -- General".

                         Withdrawals  (I.E., redemptions)  and exchanges  may be
                  made at any time. SEE, "Withdrawals and Exchanges". The withdrawal and exchange price is the net asset value per unit next determined following receipt of proper instructions. SEE, "Withdrawals and Exchanges".

                         Net asset value  per unit  of each  Investment Fund  is
                  determined by dividing the total value of the Investment Fund's assets, less any liabilities, by the number of units of such Investment Fund outstanding. The Fund determines the value of the assets held in each Investment Fund as of the close of trading (normally 4:00 p.m. Eastern time). SEE, "Valuation of Units".

                         The Fund has entered into a Distribution Agreement with
                  Retirement System Distributors Inc. ("Broker-Dealer"), whereby the Broker-Dealer will distribute and promote the sale of units in the Fund's Investment Funds. SEE, "Administration of the Fund -- Distribution Agreement".

THE FUND
                  The  Fund  is  an open-end  diversified  management investment company. The Fund is a trust which was established by individual trustees under the laws of the State of New York pursuant to an Agreement and Declaration of Trust made as of October 22, 1940. The Agreement and Declaration of Trust, as amended from time to time, is referred to as the "Agreement and Declaration of Trust". The term "Trustees", as used herein, refers to the trustees acting from time to time under the Agreement and Declaration of Trust in their capacity as such. Except as otherwise specifically provided herein, the term "Trustees", as used herein, is not meant to refer to the trustees of Participating Trusts (as hereinafter defined) in their capacity as such, although the trustees of Full Participating Trusts (as hereinafter defined) are one and the same as the trustees under the Agreement and Declaration of Trust. The Fund has entered into a service agreement ("Service Agreement") with Retirement System Consultants Inc. ("Service Company"), pursuant to which, among other things, the Service Company has agreed to provide the Fund with certain administrative services in order to enable the Trustees to fulfill their administrative duties to the Participating Trusts established under the Agreement and Declaration of Trust. SEE, "Administration of the Fund -- Administrative Services". Certain references herein to "Trustees" refer to the trustees acting from time to time pursuant to authority delegated to the Service Company. SEE, "Administration of the Fund -- The Service Agreement" and "Reorganization".

PARTICIPANTS IN THE FUND
                  Participation in the Fund is limited to Qualified Trusts (as hereinafter defined) established by either Eligible Employers or Individual Retirement Accountholders. Eligible Employers are corporations or associations organized under the laws of any state or of the United States, organizations which are controlling, controlled by, or under common control with such eligible employers or the members of which consist solely of some or all of such organizations, organizations which are determined by the Trustees of the Fund to have business interests in common with other organizations participating in the Fund or self-employed individuals; provided, however, that the participation in the Fund of any self-employed individual or any corporation or association which is not a bank, savings bank, credit union or savings and loan association, or controlling, controlled by, or under common control with a bank, savings bank, credit union or savings and loan association, shall be subject to the approval of the Trustees of the Fund. Individual Retirement Accountholders are individuals for whom an Individual Retirement Account has been established; provided, however, that participation in the Fund of such arrangement, shall be subject to the approval of the Trustees of the Fund. Qualified Trusts include trusts which are exempt from taxation under
                  Section 501(a) of the Code and have been established to effectuate pension or profit sharing plans which are qualified under Section 401(a) of said Code ("Plans") either by (a) the adoption of a Plan of Participation and the Agreement and Declaration of Trust or (b) the execution of a trust instrument with a trustee or trustees, other than the Trustees. Qualified Trusts also include Individual Retirement Accounts which are exempt from taxation under Section 408(a) of said Code. SEE,"Investments in the Fund -- Individual Retirement Accounts (IRAs)". Qualified Trusts which have been admitted to the Fund are referred to as "Participating Trusts".

                         Participation in the Fund requires the execution of  an
                  agreement by the Eligible Employer or the adoption of resolutions or other documentation satisfactory to the Trustees ("Participation Agreement"). With respect to the Participation Agreement of an Eligible Employer, such agreement, among other things, adopts the Agreement and Declaration of Trust as a part of the Plan of the Eligible Employer and provides that the provisions of the Agreement and Declaration of Trust shall be controlling with respect to the assets of the Plan transferred to the Trustees. Participation Agreements entered into with respect to Full Participating
                  Trusts provide, in addition, for the designation of the Trustees as the trustees of the Eligible Employer's Plan and for the allocation of certain administrative plan responsibilities between the Trustees and fiduciaries designated by the Eligible Employer. SEE, "Investments in the Fund".

INVESTMENT OBJECTIVES AND POLICIES
                  The Fund consists of eight Investment Funds each with a different set of investment objectives and policies. There can be no assurance that the investment objective of any Investment Fund can be attained. The term "investment manager" as used herein in reference to any Investment Fund means the investment manager acting for such fund or any segment thereof.

                         Although  all  of the  Investment Funds  stress current
                  income to some degree, it is the policy of each Investment Fund to earn current income for the reinvestment and further accumulation of assets. Accordingly, no current income will be distributed. This policy is unlike that of most investment companies which do not reinvest earnings as the Fund does. This policy arises from the fact that the Fund, unlike most investment companies, exclusively invests retirement funds. Participating Trusts do, however, receive a benefit from any current income of the Fund comparable to the benefit received from the distributions made by most other investment companies. In the Fund, this benefit is received in the form of an increase in net asset value per unit rather than in the form of cash or reinvestment through the purchase of additional units.

                         Six of  the Investment  Funds,  the Core  Equity  Fund,
                  Emerging Growth Equity Fund, Value Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund and Short-Term Investment Fund, commenced investment operation as separate funds on January 1, 1983. The net assets of these funds were transferred from two predecessor investment funds and were allocated to these Investment Funds pursuant to instructions of the Participating Trusts. The International Equity Fund and Dedicated Bond Fund commenced operations on May 1, 1984 and July 3, 1985, respectively.

                         The  following sets forth the investment objectives and
                  policies particular to each of the Investment Funds. SEE, "Investment Objectives and Policies -- Other Investment Policies" for a discussion of investment policies relating to the Investment Funds generally.

                  CORE EQUITY FUND


                  The Core Equity Fund is a diversified fund which seeks to achieve a total return in excess of the total return of the Lipper Growth and Income Mutual Funds Average measured over a period of three to five years. Total return includes both capital return (appreciation or depreciation in net asset value) and income return (dividends and any interest income, net of operating expenses). Investments are made primarily in common stocks, although investments may be made in other equity-based securities, such as securities convertible into common stocks and warrants to purchase common stocks and American Depository Receipts -- ADRs (U.S. traded dollar-denominated securities that represent an interest in the share of foreign company). A portion of the Core Equity Fund may be temporarily held in cash equivalents not exceeding 25% of the total assets of such Fund. SEE,"Investment Objectives and Policies -- Other Investment Policies -- Cash Equivalents" for the definition of "cash equivalents". Although there is no assurance that the Core Equity Fund will meet its total return objective, the securities held in the Core Equity Fund will generally reflect the price volatility of the broad equity market (I.E., the Standard & Poor's 500 Composite Stock Price Index).


                         In  general, the Core Equity Fund will invest in stocks
                  of companies with market capitalizations in excess of $750 million. Equity securities of a company will be selected considering such factors as the sales, growth, and profitability prospects for the economic sector and markets in which the company operates and for the products or services it provides; the financial condition of the company; its ability to meet its liabilities and to provide income in the form of dividends; the prevailing price of the security; how that price compares to historical price levels of the security, to current price levels in the general market, and to the prices of competing companies; projected earnings estimates and earnings growth rate of the company, and the relation of those figures to the current price.


                         Under   normal  circumstances,  the  Core  Equity  Fund
                  expects to be as fully invested as practicable in equity-based securities, primarily common stocks, and will be at least 65% so invested.


                         Mr.  James P. Coughlin,  President and Chief Investment
                  Officer of Retirement System Investors Inc. ("Investors Inc."), has been the portfolio manager for the Core Equity Fund since August, 1984. Mr. Coughlin also serves as Executive Vice President -- Investments of the Fund. His prior experience in the investment management business, as a research analyst and portfolio manager was with the economic and investment counsel firm of Lionel Edie & Co., which for a time was a subsidiary of Merrill Lynch and eventually part of Manufacturers Hanover. An honors graduate of Iona College, Mr. Coughlin holds a Bachelor of Arts degree in Economics. He received a Master of Business Administration degree in Finance from New York University Graduate School of Business and is a Chartered Financial Analyst (CFA).

                  VALUE EQUITY FUND


                  The Value Equity Fund, a diversified fund, seeks to achieve a total return which exceeds the Lipper Growth and Income Mutual Funds Average measured over a period of three to five years, primarily through capital appreciation. Total return includes changes in security values plus dividends and interest income, net of operating expenses. Investments are made in securities of companies which are perceived by the investment manager to be "undervalued" due to the perceptions of other investors and which, in the investment manager's view, may be selling at unjustifiably low price/earnings ratios, price-to-book ratios, price/dividend ratios, or offer exceptional dividend yield. Typical investment holdings are believed by the investment manager to be financially sound companies which offer prospects for significant earnings or dividend growth relative to their market prices. Such undervalued companies generally will have price/earnings ratios that are lower than average relative to broad stock market indices (E.G., the Standard & Poor's 500 Composite Stock Price Index) or generally accepted value indices such as the Russell Value 1000 Index. Investments are made primarily in common stocks, although investments may be made in other equity-based securities, such as securities convertible into common stocks and warrants to purchase common stocks and American Depository Receipts -- ADRs (U.S. traded dollar-denominated securities that represent an interest in the share of a foreign company). In general, the Value Equity Fund will invest in stocks of companies with a market capitalization in excess of $750 million. A portion of the Value Equity Fund may be temporarily held in cash equivalents not exceeding 25% of the total assets of such Fund. Under normal market conditions however, the Fund will be fully invested (E.G., at least 90% of total portfolio assets will be invested in equity-based securities). SEE "Investment Objectives and Policies -- Other Investment Policies -- Cash Equivalents" for the definition of "cash equivalents". The portfolio of the Value Equity Fund generally will have a lower degree of risk than the portfolio of the Emerging Growth Equity Fund and a slightly higher degree of risk than the Core Equity Fund.



                         As an "equity" fund, at  least 65% of the total  assets
                  of the Value Equity Fund will, under normal market conditions, be invested in equity-based securities.



                         The  Value  Equity Fund  has been  managed by  Chris R.
                  Kaufman, Portfolio Manager, since July 1, 1995. In addition to his portfolio management responsibilities, Mr. Kaufman assists in providing research and equity analysis for the Core Equity Fund. Mr. Kaufman joined Investors Inc. in May 1995, with over 10 years of investment experience. Prior to joining Investors Inc., he was an Investment Vice President at The Mutual Life Insurance Company of New York, where he spent 8 years in investment/ security analysis and in a portfolio advisory capacity. Prior to that, he worked for 2 years in the Investment Management Group of Bankers Trust. Mr. Kaufman graduated with honors and received a Phi Beta Kappa designation from Hunter College, with a Bachelor of Arts degree in Economics and Art History, and received a Masters in Business Administration in Finance from the Columbia School of Business. He is currently pursuing a Chartered Financial Analyst (CFA) designation.


                  EMERGING GROWTH EQUITY FUND

                  The Emerging Growth Equity Fund is a diversified fund which seeks to maximize total return, primarily through capital appreciation, through investment in securities of rapidly growing, emerging companies. The Emerging Growth Equity Fund seeks to achieve a total return which exceeds the Lipper Small Company Growth Mutual Funds Average measured over a period of three to five years. Total return includes both capital return (appreciation or depreciation in net asset value) and income return (dividends and any interest income, net of operating expenses). Emerging growth companies are those that are expected by the Fund's manager to experience rapid earnings growth in the next few years. The following types of companies frequently offer rapid earnings growth: newer companies that are able to identify and service a market niche; more mature companies that restructure their operations or develop a new product or service that enhances the company's sales and profit growth potential; small to medium-sized companies (I.E., market capitalizations from $50 million to $750 million at time of purchase) that, because of successful market penetration, expect to experience accelerating revenue and earnings growth. Investment holdings in companies with market capitalizations greater than $1 billion (occurring as a result of price appreciation) should not exceed 10% of the Fund's total assets. Emerging growth companies generally exhibit the following characteristics relative to the average company in a similar industry included in the broad stock market indices (E.G., the Standard & Poor's 500 Composite Stock Price Index): higher than average return on equity, higher than average earnings and dividend growth potential as perceived by the investment manager and smaller than average market capitalization. Investments are made primarily in common stocks, although investments may be made in other equity-based securities, such as securities convertible into common stocks and warrants to purchase common stocks and American Depository Receipts -- ADRs (U.S. traded dollar-denominated securities that represent an interest in the share of a foreign company). A portion of the Emerging Growth Equity Fund may be temporarily held in cash equivalents not exceeding 25% of the total assets of such Fund. Under normal market conditions however, the Fund will be fully invested (E.G., at least 90% of total portfolio assets will be invested in equity-based securities). SEE, "Investment Objectives and Policies -- Other Investment Policies -- Cash Equivalents" for the definition of "cash equivalents". The portfolio of the Emerging Growth Equity Fund generally will have a higher degree of risk and price volatility than the portfolio of the Core Equity Fund and may have a lower income return than such fund.



                         As  an "equity" fund, at least  65% of the total assets
                  of the Emerging Growth Equity Fund, will, under normal market conditions, be invested in equity-based securities.


                         Friess  Associates Inc. has been a manager of a portion
                  of the  Emerging Growth  Equity Fund  since January  1,  1990.
                  Friess Associates Inc. was organized in 1974 and is wholly owned by Foster Friess and Lynnette E. Friess, who are directors and the sole officers of the firm. Friess directs the purchase and sale of investment securities in the day to day management of its portion of the Investment Fund. All investment decisions for the Investment Fund are made by investment teams comprising three or more analysts, and no single person is primarily responsible for making investment recommendations to such teams. Richard M. Frucci, Senior Vice President of The Putnam Advisory Company, Inc. has, since February 28, 1994, primary responsibility for the day-to-day management of the portion of the Emerging Growth Equity Fund managed by The Putnam Advisory Company, Inc. Mr. Frucci has been employed by The Putnam Advisory Company, Inc. since 1984.

                  INTERNATIONAL EQUITY FUND

                  The International Equity Fund, a diversified fund, seeks to achieve a total return (currency adjusted) in excess of the total return of the Lipper International Mutual Funds Average measured over a period of three to five years. Total return includes both capital return (appreciation or depreciation in net asset value) and income return (dividends and any interest income, net of operating expenses). Investments are made primarily in common stocks, and other equity-based securities such as securities convertible into common stocks and warrants to purchase common stocks and American Depository Receipts -- ADRs (U.S. traded dollar-denominated securities that represent an interest in the share of a foreign company). Investments may also be made in fixed-income securities not in excess of 10% of the value of the total assets of the International Equity Fund. Such investments will be made primarily in securities of companies domiciled outside of the United States and at least 65% of such Fund's total assets will be invested in securities of companies domiciled in at least three countries. The International Equity Fund may also invest in securities of non-United States governments and their agencies and may also invest in securities of United States companies which derive, or are expected to derive, a substantial portion of their revenues from operations outside the United States. Investments in such U.S. companies will normally be less than 10% of such Investment Fund's total assets. The International Equity Fund may enter into forward foreign currency exchange contracts to protect against uncertainty in the level of future foreign exchange rates. SEE, "Investment Objectives and Policies -- Other Investment Policies -- Foreign Currency Transactions". A portion of the International Equity Fund may be temporarily held in cash equivalents not exceeding 25% of the total assets of such Fund. Under normal market conditions however, the Fund will be fully invested (E.G., at least 90% of total portfolio assets will be invested in equity-based securities). SEE, "Investment Objectives and Policies -- Other Investment Policies -- Cash Equivalents" for the definition of "cash equivalents".


                         In  general, the International  Equity Fund will invest
                  in stocks of companies whose market capitalizations are greater than the break point (as hereafter defined) for small capitalization stocks. The definition for the size of small capitalization stocks is the lowest quartile ("break point"), of the market index in each country the Investment Fund invests in. However, it is permissible for the portfolio to invest in small capitalization stocks, but such investments should normally not exceed 25% of the portfolio's total assets. Equity securities of a company will be selected considering such factors as the sales, growth, and profitability prospects for the economic sector and markets in which the company operates and for the products or services it provides; the financial condition of the company, its ability to meet its liabilities and to provide income in the form of dividends; the prevailing price of the security; how that price compares to historical price levels of the security, to current price levels in the general market, and to the prices of competing companies; projected earnings estimates and earnings growth rate for the company, and the relation of those figures to the current price.

                         Investments in fixed-income securities will be based on
                  judgments by the investment manager of the quality of the securities. This judgment may be based upon such considerations as the issuer's financial strength, including its historic and current financial condition, its historic and projected earnings and its present and anticipated cash flow; the issuer's debt maturity schedules and current and future borrowing requirements; and the issuer's continuing ability to meet its future obligations. In addition, emphasis will be placed on comparative geographical and economic valuation, which will require fundamental analysis of the economies, currencies, financial markets and other variables of the various countries in which investments may be made.

                         Investments currently  may  be made  in  the  following
                  countries: Australia; New Zealand; Hong Kong; Indonesia; Japan; Malaysia; Philippines; Singapore; South Korea; Thailand; Sri Lanka; Taiwan; Canada; South Africa; Austria; Belgium; Denmark; Finland; France; Germany; Greece; Ireland; Italy;

                  Luxembourg; Netherlands; Norway; Portugal; Spain; Sweden; Switzerland; India; Pakistan; Turkey; United Kingdom; Jordan; Mexico; Argentina; Peru; Brazil; Chile and Venezuela. The Investment Fund sub-investment adviser will not consider investments in any of these markets until the adviser, the Fund custodian and Fund management are completely satisfied with local administrative and regulatory controls within each such market. Investments in securities of non-United States issuers and in securities involving foreign currencies involve investment risks that are different from investments in securities of United States issuers involving no foreign currency, including the effect of different economies, changes in currency rates, future political and economic developments and possible imposition of exchange controls or other governmental restrictions. There may also be less publicly available information about a non-United States issuer than about a domestic issuer, and non-United States issuers are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. Most stock exchanges outside the United States have substantially less volume than the New York Stock Exchange and securities of some non-United States companies are less liquid and more volatile than securities of comparable domestic issuers. There is generally less government regulation of stock exchanges, brokers and listed companies outside than in the United States. In addition, with respect to certain countries there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in securities of issuers located in those countries.


                         As an "equity" fund, at  least 65% of the total  assets
                  of the International Equity Fund will, under normal market conditions, be invested in equity-based securities.


                         William  G.M.  Thomas,   investment  manager  for   the
                  International Equity Fund, has an honors degree from Queen's University, Belfast, and joined Morgan Grenfell in 1979 as a technology analyst. Prior to Morgan Grenfell, he spent 10 years with the Extel Group developing sophisticated investment computer software for international portfolio management firms including Morgan Grenfell. At Morgan Grenfell, his work in global technology introduced him to Japan and Japanese companies and in 1984 he became part of the Morgan Grenfell Investment Services (MGIS) Japanese research team, traveling to Japan, visiting companies and analyzing investment opportunities. Mr. Thomas, who became a director of MGIS in 1988, now heads the Japanese Research Team and works with a team of 15 analysts in London and Tokyo, researching Japanese companies.

                  ACTIVELY MANAGED BOND FUND

                  The Actively Managed Bond Fund is a diversified fund which seeks through selective investment in bonds and other debt securities, to achieve a total return (I.E., income, including reinvested income, and capital appreciation or depreciation in the net asset value, net of operating expenses) in excess of the Lipper U.S. Government Bond Funds Average measured over a period of three to five years. The returns are sought through substantial periodic altering of the structure (particularly the maturity structure) of the portfolio. Such strategy requires that the investment manager or managers have the flexibility to lengthen and shorten maturities of the portfolio, as well as to make shifts in quality and sector distribution, as market conditions dictate. Obtaining successful results in the Actively Managed Bond Fund will principally, but not exclusively, depend upon the manager's ability to forecast interest rate and bond market movements. An important technique will be the manager's use of cash reserves

                  (I.E., when interest rates are expected to rise, the manager will sell portfolio securities and thereby raise its cash reserves, whereas when interest rates are expected to drop, the Fund's cash reserves would be expected to be fully invested). Securities issued or guaranteed by the United States government or its agencies or instrumentalities in which the Actively Managed Bond Fund might invest would generally be of the same nature as those in which the Short-Term Investment Fund might invest. SEE, "Short-Term Investment Fund" below. The debt securities in which the Actively Managed Bond Fund may invest are limited by the following policies: (a) at least 75% of the portfolio, taken at market value, must be in debt securities having a rating at the time of purchase of "Aa" or better from Moody's Investors Service, Inc., "AA" or better from Standard & Poor's Corporation or Fitch Investors Service, Inc. or an equivalent rating from another nationally known rating service or must consist of securities issued or guaranteed by the United States government or its agencies or instrumentalities, (b) at least 65% of such portfolio must be invested in securities issued or guaranteed by the United States government or its agencies or instrumentalities and (c) the balance of such portfolio must be invested in debt securities of United States corporations rated at the time of purchase of "A" or better from Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Service, Inc. or another nationally known rating service (SEE, "Appendix" for an explanation of the ratings); and other debt securities (E.G., securities of foreign issuers) which, in the judgment of the investment manager, would be of comparable quality to United States securities having a rating of "A" or better by one of the above rating agencies. These judgments may be based upon such considerations as the issuer's financial strength, including its historic and current financial condition, its historic and projected earnings and its present and anticipated cash flow; the issuer's debt maturity schedules and current and future borrowing requirements; and the issuer's continuing ability to meet its future obligations.

                         The  portfolio structure  of the  Actively Managed Bond
                  Fund is distributed among sectors or industries with no more than 25% of such portfolio invested in securities of any one sector of the corporate bond market. The Fund attempts to purchase only securities which were part of an original issue of $100 million or more.

                         Non-income producing  securities  to  be  held  in  the
                  Actively Managed Bond Fund may include zero-coupon obligations of corporations, instruments evidencing ownership of future interest or principal payments on United States Treasury Bonds and collateralized mortgage obligations. (See the next paragraph for a discussion of collateralized mortgage obligations.) Zero-coupon obligations pay no current interest. Zero-coupon obligations are sold at prices discounted from par value, with that par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations may be purchased if the yield spread between these obligations and coupon issues is considered advantageous, giving consideration to the duration of the two alternative investments. The market value of a zero-coupon obligation is generally more volatile than that of an interest-bearing obligation and, as a result, if a zero-coupon obligation is sold prior to maturity under unfavorable market conditions, the loss that may be sustained on such sale may be greater than on the sale of an interest-bearing obligation of similar yield and maturity.


                         From time to time the Fund may invest in collateralized
                  mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and certain stripped mortgage-backed securities. CMOs generally represent a participation in, or are secured by, a pool of mortgage loans. The CMOs in which the Fund may invest are limited to United States government and related securities (including those of agencies or instrumentalities) such as CMOs issued by GNMA, FNMA and FHLMC. Stripped mortgage securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets. The Fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.


                         REMICs are  offerings  of multiple  class  real  estate
                  mortgage-backed securities which qualify and elect treatment as such under provisions of the Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.


                         The  Actively Managed Bond Fund invests in fixed-income
                  securities without any restriction on maturity. Fixed-income securities can have maturities as long as 30 years or more. The average maturity of securities in the Actively Managed
                  Bond Fund will be based primarily upon the investment manager's expectations for the future course of interest rates and then prevailing price and yield levels in the fixed-income market.

                         Changes in  interest  rates  will cause  the  value  of
                  securities held in the Actively Managed Bond Fund to vary inversely to changes in prevailing interest rates. If, however, a security is held to maturity, no gain or loss will be realized as a result of changes in prevailing rates. The value of these securities will also be affected by general market and economic conditions and by the creditworthiness of the issuer. Fluctuations in value of the Actively Managed Bond Fund securities will cause net asset value per unit to fluctuate.

                         A portion  of the  Actively Managed  Bond Fund  may  be
                  temporarily held, without limitation on amount, in cash equivalents. SEE, "Investment Objectives and Policies -- Other Investment Policies -- Cash Equivalents" for the definition of "cash equivalents".

                         As a "bond" fund, at least  65% of the total assets  of
                  the Actively Managed Bond Fund will, under normal market conditions, be invested in debt securities.


                         The Actively Managed Bond Fund is co-managed by Herbert
                  Kuhl, Jr., Vice President, and Deborah A. Modzelewski, Vice President, of Investors Inc., who each play an important role in the Investment Fund's management process. They work closely together to develop investment strategies and select securities for the Investment Fund's portfolio. Mr. Kuhl, Jr. has been co-manager of the Investment Fund since August 1993, except during a period of retirement between November 1995 and

                  March 1996. Ms. Modzelewski has been a co-manager since November 1995. Mr. Kuhl, Jr. joined Retirement System for Savings Institutions (predecessor to Investors Inc.) in April, 1986, with over 20 years of experience in managing credit research and fixed-income investments. Prior thereto, he was an investment officer at Savings Bank Trust Company, with responsibility for managing various banks' fixed-income investments. He is a graduate of Rhode Island University with a Bachelor of Science degree in Industrial Engineering and received a Master of Science degree in Finance from Columbia University. Mr. Kuhl, Jr. is a Chartered Financial Analyst. Ms. Modzelewski joined Retirement System in September 1984 and she has been responsible for money market investments and cash management for all investment funds managed by Investors Inc. A graduate of New York University, Ms. Modzelewski holds a Bachelor of Science degree in Finance and International Business. She also received a Master of Business Administration degree in Finance from St. John's University.


                  INTERMEDIATE-TERM BOND FUND


                  The Intermediate-Term Bond Fund is a diversified fund which seeks to achieve a total return (I.E., income, including reinvested income, and capital appreciation or depreciation in the net asset value, net of operating expenses) in excess of the Lipper Short-Intermediate (five to ten year maturity) U.
                  S. Government Mutual Funds Average measured over a period of three to five years. The returns are sought through a high level of current income with consideration also given to safety of principal through investment in fixed-income securities either maturing within ten years or having an expected average life of under ten years. The Fund is managed within an average portfolio maturity range of 2 1/2 years to a maximum of 5 years and an average duration range from 2 1/2 years to 4 years. Investment emphasis is placed upon securing a stable rate of return through investment in a diversified portfolio of debt securities. The Intermediate-Term Bond Fund will attempt to purchase only securities which were part of an original issue of $100 million or more. The average maturity of securities in the Intermediate-Term Bond Fund will be based primarily upon the investment manager's expectations for the future course of interest rates and the then prevailing price and yield levels in the fixed-income markets. The debt securities in which the Intermediate Bond Fund may invest are limited by the following policies: (a) at least 75% of the portfolio of the Intermediate-Term Bond Fund, taken at market value, must be in debt securities having a rating at the time of purchase of "Aa" or better from Moody's Investors Service, Inc., "AA" or better from Standard & Poor's Corporation or Fitch Investors Service, Inc. or an equivalent rating from another nationally known rating service or must consist of securities issued or guaranteed by the United States government or its agencies or instrumentalities, (b) at least 65% of such portfolio must be invested in securities issued or guaranteed by the United States government or its agencies or instrumentalities and (c) the balance of such portfolio must be invested in debt securities of United States corporations rated at the time of purchase "A" or better by one of the above rating agencies and other debt securities (E.G., securities of foreign investors) which, in the judgment of the investment manager, would be of comparable quality to U. S. securities having a rating of "A" or better by one of the above rating agencies. SEE, "Appendix" for an explanation of the ratings. A reduction below such rating for any debt security owned will not require disposition of the security.


                         The portfolio structure  of the Intermediate-Term  Bond
                  Fund is distributed among sectors or industries with no more than 25% of such portfolio invested in securities of any one sector of the corporate bond market. The Fund attempts to purchase only securities which were part of an original issue of $100 million or more.

                         Non-income  producing  securities  to  be  held  in the
                  Intermediate-Term Bond Fund may include zero-coupon obligations of corporations, instruments evidencing ownership of future interest or principal payments on United States Treasury Bonds and collateralized mortgage obligations. (See the next paragraph for a discussion of collateralized mortgage obligations.) Zero-coupon obligations pay no current interest. Zero-coupon obligations are sold at prices discounted from par value, with that par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations may be purchased if the yield spread between these obligations and coupon issues is considered advantageous, giving consideration to the duration of the two alternative investments. The market value of a zero-coupon obligation is generally more volatile than that of an interest-bearing obligation and, as a result, if a zero-coupon obligation is sold prior to maturity under unfavorable market conditions, the loss that may be sustained on such sale may be greater than on the sale of an interest-bearing obligation of similar yield and maturity.


                         From time to time the Fund may invest in collateralized
                  mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and certain stripped mortgage-backed securities. CMOs generally represent a participation in, or are secured by, a pool of mortgage loans. The CMOs in which the Fund may invest are limited to United States government and related securities (including those of agencies or instrumentalities) such as CMOs issued by GNMA, FNMA and FHLMC. Stripped mortgage securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets. The Fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are United States government and related securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.



                         REMICs  are  offerings  of multiple  class  real estate
                  mortgage-backed securities which qualify and elect treatment as such under provisions of the Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.


                         A portion  of the  Intermediate-Term Bond  Fund may  be
                  temporarily held, without limitation on amount, in cash equivalents. SEE, "Investment Objectives and Policies -- Other Investment Policies -- Cash Equivalents" for the definition of "cash equivalents".

                         As a "bond" fund, at least  65% of the total assets  of
                  the Intermediate-Term Bond Fund will, under normal market conditions, be invested in debt securities.

                         The  Intermediate-Term  Bond  Fund  is  co-managed   by
                  Herbert Kuhl, Jr., Vice President, and Deborah A. Modzelewski, Vice President, of Investors Inc., who each play an important role in the Investment Fund's management process. They work closely together to develop investment strategies and select securities for the Investment Fund's portfolio. Mr. Kuhl, Jr. has been co-manager of the Investment Fund since April 1986, except during a period of retirement between November 1995 and March 1996. Ms. Modzelewski has been a co-manager since November 1995. Mr. Kuhl, Jr. joined Retirement System for Savings Institutions (predecessor to Investors Inc.) in April, 1986, with over 20 years of experience in managing credit research and fixed-income investments. Prior thereto, he was an investment officer at Savings Bank Trust Company, with responsibility for managing various banks' fixed-income investments. He is a graduate of Rhode Island University with a Bachelor of Science degree in Industrial Engineering and received a Master of Science degree in Finance from Columbia University. Mr. Kuhl, Jr. is a Chartered Financial Analyst. Ms. Modzelewski joined Retirement System in September 1984 and she has been responsible for money market investments and cash management for all investment funds managed by Investors Inc. A graduate of New York University, Ms. Modzelewski holds a Bachelor of Science degree in Finance and International Business. She also received a Master of Business Administration degree in Finance from St. John's University.


                  SHORT-TERM INVESTMENT FUND

                  The Short-Term Investment Fund, a diversified fund, seeks current income and stability of principal through investment in short term, fixed-income securities, and seeks to achieve a 12 month total return (I.E., income, including reinvested income, and capital appreciation or depreciation in the net asset value, net of operating expenses) in excess of the average return of a broad-based universe of institutional money market funds. However, the fund is not a money market fund and its net asset value will fluctuate. The Short-Term Investment Fund purchases only instruments which are callable on demand or with a remaining maturity of one year or less, except debt obligations issued or guaranteed by the United States government or its agencies or instrumentalities, which may have a remaining maturity of up to two years, and will maintain a dollar weighted average portfolio maturity of 12 months or less. Although the type of money market securities in which the Short-Term Investment Fund invests are not completely risk free, such securities are generally considered by the investment manager to have a low risk of default in payment of principal and interest obligations. With respect to repurchase agreements and the lending of portfolio securities by the Short-Term Investment Fund, there is the risk of the failure of the parties involved to repurchase at the agreed upon price or to return the securities loaned. SEE, "Investment Objectives and Policies -- Other Investment Policies -- Repurchase Agreements" and "Investment Objectives and Policies -- Other Investment Policies -- Lending Portfolio Securities" for a description of these and other related risks. In addition to effecting repurchase agreements and the lending of securities, the Short-Term Investment Fund limits its investments to the instruments described below. The Short-Term Investment Fund attempts to maintain a relatively stable per share value with less fluctuation than a longer-term bond fund.

                               OBLIGATIONS ISSUED BY OR GUARANTEED BY THE UNITED
                        STATES GOVERNMENT, ITS AGENCIES OR
                        INSTRUMENTALITIES. United States government obligations are bills, notes, bonds and other debt securities issued by the Treasury which are direct obligations of the United States government and differ primarily in length of their maturity. These obligations are backed by the "full faith and credit" of the United States. Obligations issued by an agency or instrumentality of the United States government are not direct obligations of the Treasury. They include notes, bonds and discount notes which may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Short-Term Investment Fund must look principally to the agency issuing or guaranteeing the obligations for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Short-Term Investment Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association and the Farmers Home Administration.

                               BANK OBLIGATIONS.  These obligations include, but
                        are not limited to, negotiable certificates of deposit, bankers' acceptances and fixed time deposits issued by United States banks and foreign banks. Investments in United States bank obligations are limited to obligations of United States banks (including foreign branches), which are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. In addition, any United States bank whose obligations are held must have a class of unsecured debt obligations rated "A" or better by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Service, Inc. or another nationally known rating service or, if not rated, have comparable quality in the opinion of the investment manager.

                               Investments   in  foreign  bank  obligations  are
                        limited to United States dollar denominated obligations of foreign banks which at the time of investment (a) have more than $10 billion, or the equivalent in other currencies, in total assets; (b) in terms of assets are among the 75 largest foreign banks in the world; (c) have branches or agencies in the United States; and (d) in the opinion of the investment manager, are of an investment quality comparable with obligations of United States banks which may be purchased.

                               Fixed  time deposits  are obligations  of foreign
                        branches of United States banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the investor, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposit to a third party. It is the present policy of the Fund not to invest in fixed time deposits subject to withdrawal penalties, other than overnight deposits, if more than 10% of the value of its total assets would be invested in such deposits or other illiquid securities.

                               Obligations of  foreign  banks  involve  somewhat
                        different   investment   risks   from   those  affecting
                        obligations of United States banks, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions like exchange control may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.

                               COMMERCIAL  PAPER AND MASTER  DEMAND NOTES ISSUED
                        BY UNITED STATES CORPORATIONS. Commercial paper is unsecured promissory notes issued to finance short-term credit requirements. The Fund's investments in commercial paper will be limited to commercial paper rated "Prime-1" by Moody's Investors Service, Inc., and rated "A-1" or better by Standard & Poor's Corporation. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a United States commercial bank acting as agent for the payees of such notes. Master notes are callable on demand by the Fund, but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower's ability to pay on demand. The investment manager will take into account the creditworthiness of the issuer of master notes in making investment decisions with respect to such notes.

                               BONDS,  DEBENTURES  OR  NOTES  ISSUED  BY  UNITED
                        STATES CORPORATIONS. Bonds, debentures or notes are obligations of the issuing company to repay a set amount of money on a specific date and to pay interest (usually semi-annually) at a fixed or floating rate to maturity. The corporate bonds, debentures and notes purchased by the Fund consist of bonds, debentures and notes which are callable on demand or have a remaining maturity of less than one year which are rated "A" or better by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Service, Inc. or another nationally known rating service including all sub classifications indicated by modifiers of such "A" ratings, or, if not rated, have comparable quality in the opinion of the investment manager.

                               SEE,    "Appendix"  for  an  explanation  of  the
                        ratings described above.


                         The Short-Term Investment Fund is co-managed by Herbert
                  Kuhl, Jr., Vice President, and Deborah A. Modzelewski, Vice President, of Investors Inc., who each play an important role in the Investment Fund's management process. They work closely together to develop investment strategies and select securities for the Investment Fund's portfolio. Mr. Kuhl, Jr. has been co-manager of the Investment Fund since October 1988, except during a period of retirement between November 1995 and March 1996. Ms. Modzelewski has been a co-manager since November 1995. Mr. Kuhl, Jr. joined Retirement System for Savings Institutions (predecessor to Investors Inc.) in April, 1986, with over 20 years of experience in managing credit research and fixed-income investments. Prior thereto, he was an investment officer at Savings Bank Trust Company, with responsibility for managing various banks' fixed-income investments. He is a graduate of Rhode Island University with a Bachelor of Science degree in Industrial Engineering and received a Master of Science degree in Finance from Columbia University. Mr. Kuhl, Jr. is a Chartered Financial Analyst. Ms. Modzelewski joined Retirement System in September 1984 and she has been responsible for money market investments and cash management for all investment funds managed by Investors Inc. A graduate of New York University, Ms. Modzelewski holds a Bachelor of Science degree in Finance and International Business. She also received a Master of Business Administration degree in Finance from St. John's University.


                  DEDICATED BOND FUND

                  The Dedicated Bond Fund, a diversified fund, seeks to produce annual cash flows sufficient to fund all future benefit payments for defined groups of employees under defined benefit Plans (SEE, "Investments in the Fund -- Full Participating Trusts -- A. Defined Benefit Plans"). The necessary cash flows will be determined based on an actuarial determination of the stream of future payments for the current group of employees participating in a Plan. Investment emphasis is placed on producing such cash flows through investment in a diversified portfolio of fixed-income securities. More emphasis is generally placed on predictability of cash flow than on maximizing yield in the selection of fixed income securities due to the Dedicated Bond Fund's objective of cash matching -- I.E., establishing a portfolio where the flow of coupon payments and principal repayments matches the liability stream. This investment emphasis could result in having maturities which, at a given point in time, would not produce the maximum yield available in the market generally through a choice of different maturities. At least 75% of the portfolio of the Dedicated Bond Fund, taken at market value, must have a rating at the time of purchase of at least "Aa" from Moody's Investors Service, Inc., or "AA" from Standard & Poor's Corporation or Fitch Investors Service, Inc. or an equivalent rating from another nationally known rating service, or must consist of, and at least 50% of such portfolio must be invested in, securities issued or guaranteed by the United States government or its agencies or instrumentalities. In addition, the Dedicated Bond Fund invests in corporate debt securities only if at the time of purchase they carry a rating of at least "A" from Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Service, Inc. or an equivalent rating from another nationally known rating service. Securities issued or guaranteed by the United States government or its agencies or instrumentalities in which the Dedicated Bond Fund might invest would be of the same nature as those in which the Short-Term Investment Fund might invest except that they may have longer maturities. SEE, "Short-Term Investment Fund" above. SEE, "Appendix" for an explanation of the ratings.

                         The Dedicated  Bond  Fund  attempts  to  purchase  only
                  securities which were part of an original issue of $100 million or more. The Fund seeks to minimize its investment in issues which are subject to call or refunding. In general, the Dedicated Bond Fund does not invest in callable or refundable issues unless they have a coupon that is at least 1.5% below the issue's current yield to maturity at the time of purchase.

                         While  there is no minimum  investment in the Dedicated
                  Bond Fund, Participating Trusts participating in the Dedicated Bond Fund should have a retired lives liability of approximately $1 million at current interest rates.

                         As  a "bond" fund, at least  65% of the total assets of
                  the Dedicated Bond Fund will, under normal market conditions, be invested in debt securities.

                         The  Dedicated Bond Fund is co-managed by Herbert Kuhl,
                  Jr., Vice President, and Deborah A. Modzelewski, Vice President, of Investors Inc., who each play an important role in the Investment Fund's management process. They work closely together to develop investment strategies and select securities for the Investment Fund's portfolio. Mr. Kuhl, Jr. has been co-manager of the Investment Fund since 1986, except during a period of retirement between November 1995 and March 1996. Ms. Modzelewski has been a co-manager since November 1995. Mr. Kuhl, Jr. joined Retirement System for Savings Institutions (predecessor to Investors Inc.) in April, 1986, with over 20 years of experience in managing credit research and fixed-income investments. Prior thereto, he was an investment officer at Savings Bank Trust Company, with responsibility for managing various banks' fixed-income investments. He is a graduate of Rhode Island University with a Bachelor of Science degree in Industrial Engineering and received a Master of Science degree in Finance from Columbia University. Mr. Kuhl, Jr. is a Chartered Financial Analyst. Ms. Modzelewski joined Retirement System in September 1984 and she has been responsible for money market investments and cash management for all investment funds managed by Investors Inc. A graduate of New York University, Ms. Modzelewski holds a Bachelor of Science degree in Finance and International Business. She also received a Master of Business Administration degree in Finance from St. John's University.


                  OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

                  The following investment policies apply to all Investment Funds unless otherwise noted.

                  SECURITIES SUBJECT TO RESALE RESTRICTIONS

                         The Investment  Funds  will not  invest  in  securities
                  which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or which are not readily marketable, except for master demand notes, other securities payable upon demand, fixed-time deposits, notes secured by mortgages, repurchase agreements and instruments evidencing loans of securities.

                  FOREIGN SECURITIES


                         The   Equity   Investment   Funds,   other   than   the
                  International Equity Fund, may invest up to 20% of the value of their total assets in securities of foreign issuers. The Bond Investment Funds are limited to 10% of their total assets in securities of foreign issuers. The Investment Funds purchasing these securities may be subject to additional risks associated with the holding of property abroad. Such risks include future political and economic developments, currency fluctuations, the possible withholding of tax payments, the possible seizure or nationalization of foreign assets, the possible establishment of exchange controls or the adoption of other foreign government restrictions which might adversely affect the payment of principal or interest on foreign securities in the Investment Funds. Risks that may be involved with the Investment Funds' investment in foreign securities are, therefore, different in some respects from those incurred by investment companies which invest solely in the securities of domestic issuers.


                  FOREIGN CURRENCY TRANSACTIONS

                         The value  of the  assets of  the International  Equity
                  Fund and the value of the foreign securities held by the other Investment Funds as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the International Equity Fund may incur costs in connection with conversions between various currencies. The International Equity Fund will conduct its foreign currency exchange transactions either on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

                         The Investment Funds  will enter  into forward  foreign
                  currency exchange contracts as described hereafter. When an Investment Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to establish the United States dollar cost or proceeds. By entering into a forward contract United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, such Fund will be able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

                         When  an investment manager  believes that the currency
                  of a particular foreign country may suffer a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Investment
                  Fund's portfolio securities denominated in such foreign currency. A forward contract may also be used to protect a portion of the portfolio denominated in a foreign currency against an adverse movement in the value of that currency relative to other currencies. The forecasting of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. No Investment Fund intends to enter into such forward contracts on a regular or continuous basis, and will not do so if, as a result, such Fund would have more than 25% of the value of its total assets committed to such contracts. No Investment Fund will enter into such forward contracts or maintain a net exposure in such contracts where such Fund would be obligated to deliver an amount of foreign currency in excess of the value of such Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies (I.E., anticipated currency fluctuations will necessarily be considered as part of the investment decision process). However, the Trustees believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of an Investment Fund will be served.

                         It is impossible  to forecast  with absolute  precision
                  the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for an Investment Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency such Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such Fund is obligated to deliver.

                         An   Investment  Fund's  dealing   in  forward  foreign
                  currency exchange contracts will be limited to the transactions described above. Of course, no Investment Fund is required to enter into such transactions with regard to its foreign currency denominated securities and will not do so unless deemed appropriate by the investment manager. It also should be realized that this method of protecting the value of an Investment Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

                  CASH EQUIVALENTS

                         A  portion of any  Investment Fund may  be held in cash
                  equivalents. Cash equivalents are interest-bearing instruments or deposits maturing within one year in which funds are invested temporarily pending long-term investment or in which funds are invested when warranted for liquidity reasons or when market conditions warrant a temporary "defensive" investment strategy. The purpose of cash equivalents is to provide income at money market rates while minimizing the risk of decline in value to the maximum extent possible. The instruments may include, but are not limited to, repurchase agreements, obligations issued by or guaranteed by the United States government, its agencies or instrumentalities, obligations of banks, and commercial paper. For a description of repurchase agreements, SEE BELOW, and for a further description of the other instruments, SEE, "Investment Objectives and Policies -- Short-Term Investment Fund".

                  REPURCHASE AGREEMENTS

                         The Investment  Funds may  each enter  into  repurchase
                  agreements. Under repurchase agreements, an Investment Fund purchases securities, bankers' acceptances and certificates of deposit, from a bank, broker-dealer, savings and loan association or other recognized financial institution with a concurrent obligation of the seller to repurchase them within a specified time or on notice at a fixed price (equal to the purchase price plus interest). Repurchase agreements are considered loans under the Investment Company Act. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the value of the total assets of any Investment Fund. Repurchase agreements will be entered into only for debt obligations issued or guaranteed by the United States government, its agencies or instrumentalities. SEE, "Investment Objectives and Policies -- Short-Term Investment Fund".

                         In  the event of a bankruptcy  or a default of a seller
                  of repurchase agreements, the Fund could experience costs and delays in liquidating the securities held as collateral and the Fund might incur a loss if the value of the collateral held declined during this period. Certificated securities purchased subject to resale must be placed in the physical possession of the Fund's custodian. Uncertificated securities, such as Treasury Bills and most agency issues, which are recorded by book-entry on the records of the Federal Reserve Banks, must be transferred to the Fund's custodian by appropriate entry in the Federal Reserve Banks' records. If the value of the securities purchased should decline below the sales price, additional securities sufficient to make the value of the securities equal to the sales price must be deposited with the Fund's custodian. If the seller defaults, the Investment Fund might incur a loss if the value of the securities securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the securities by the Investment Fund may be delayed or denied.

                  REVERSE REPURCHASE AGREEMENTS

                         Each Investment Fund may enter into reverse  repurchase
                  agreements with broker-dealers or financial institutions deemed creditworthy under guidelines approved by the board of the Investment Fund. Such agreements involve the sale of securities held by the Investment Fund pursuant to the Investment Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Reverse repurchase agreements are considered to be borrowings by the Investment Fund and may be entered into only when the investment manager believes an Investment Fund's earnings from the transaction will exceed the interest expense incurred.

                  LENDING PORTFOLIO SECURITIES

                         Any Investment Fund may  lend its portfolio  securities
                  where such loans are callable at any time and are continuously secured by collateral (cash, government securities or Letters of Credit) equal to no less than the market value, determined daily, of the securities loaned. Securities may be lent to normal market participants such as broker-dealers. The Investment Fund which lends its securities will receive dividends or interest paid on the securities loaned. It may also earn interest for having made the loan. On termination of the loan, the borrower is required to return the securities to the Investment Fund. Any cash collateral deposited pursuant to loans of securities will be invested in cash equivalents including securities issued or guaranteed by the United States government, its agencies or instrumentalities. Income earned on the instruments, minus any amounts paid to the borrower for the use of cash, will be added to the asset value of the Investment Fund, increasing the value of each unit. At the same time, the value of the money market instrument may increase or decrease depending on movements in general interest rates during the period the instrument is held. If a decrease in value is greater than the net amount of income earned on the money market instrument, the asset value of the Investment Fund, and the value of each unit in that Investment Fund, will decline if the Investment Fund bears the responsibility for such investment. Letters of Credit will only be used if the issuing bank has a bond rating of "A" or better by one or more of the nationally known rating agencies. Loans of portfolio securities will be limited to 50% of the value of each Investment Fund's total assets. Borrowers of portfolio securities may not be affiliated directly or indirectly with the Fund. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in securities loaned should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed to be creditworthy.

                  FUTURES AND OPTIONS TRANSACTIONS

                         An  Investment Fund  may purchase and  sell stock index
                  futures contracts and futures contracts on financial instruments and related options for the purpose of hedging against changes in values of such Fund's portfolio securities or options on stock indices held by such Fund. An Investment Fund may also purchase and sell forward foreign currency exchange contracts and related options and forward currency contracts for the purpose of hedging against changes in foreign currency exchange rates and other hedging strategies relating to portfolio securities. SEE, "Foreign Currency Transactions", above. Finally, an Investment Fund may invest in interest rate futures contracts and related options to hedge against changes in interest rates in relation to the interest rates that are reflected in portfolio securities. The ability of an
                  Investment Fund to hedge successfully will depend on the investment manager's ability to forecast pertinent market movements, which cannot be assured.

                         Options are valued at their  last purchase price as  of
                  the close of options trading on the applicable exchange. Futures contracts are marked to the market daily and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange.

                         An  Investment  Fund  will   not  enter  into   futures
                  contracts or related options if the aggregate initial margin and premiums exceed 5% of the liquidation value of the Fund's total assets, taking into account unrealized profits and losses on such contracts, provided, however, that in the case of an option that is in-the-money, the in-the-money amount may be excluded in computing such 5%. The above restriction does not apply to the purchase or sale of futures contracts and related options for bona fide hedging purposes, within the meaning of regulations of the Commodity Futures Trading
                  Commission. For purposes of the foregoing, a call option is "in-the-money" when the current market price is above the strike price and a put option is "in-the-money" when the current market price is below the strike price.

                         Any Investment Fund may  purchase call and put  options
                  on securities and on stock indices to attempt to increase such Fund's total return. An Investment Fund may purchase call options when, in the opinion of the investment manager for such Fund, the market price of the underlying security or index will increase above the exercise price. An Investment Fund will purchase put options when the investment manager for such Fund expects the market price of the underlying security or index to decrease below the exercise price. When an Investment Fund purchases a call option it will pay a premium to the person writing the option and a commission to the broker selling the option. If the option is exercised by the Investment Fund, the amount of the premium and the commission paid may be greater than the amount of the brokerage commission that would be charged if the security were to be purchased directly.

                         In  addition, an Investment Fund  may write covered put
                  or call options on securities or stock indices. By writing options, the Investment Fund limits its profit to the amount of the premium received. By writing a call option, the Investment Fund assumes the risk that it may be required to deliver the security having a market value greater than at the time the option was written. By writing a put option, the Investment Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value. An Investment Fund will not write options if immediately after such sale the aggregate value of the obligations under the outstanding options would exceed 25% of such Fund's net assets.


                         The staff of the Securities and Exchange Commission has
                  taken the position that the purchase and sale of futures contracts and the writing of related options may involve senior securities for the purposes of the restrictions contained in the Investment Company Act on investment companies issuing senior securities. However, the staff has issued letters declaring that it will not recommend enforcement action if an investment company:

                               (a) sells futures contracts to offset expected declines in the value of the investment company's portfolio securities, provided the value of such futures contracts does not exceed the total market value of those securities (plus such additional amount as may be necessary because of differences in the volatility factor of the portfolio securities vis-a-vis the futures contracts);

                               (b) writes  call  options on  futures  contracts,
                      stock indices or other securities, provided that such options are covered by the investment company's holding of a corresponding long futures position, by its ownership of portfolio securities which correlate with the underlying stock index, or otherwise;

                               (c) purchases futures contracts, provided the investment company establishes a segregated account ("cash segregated account") consisting of cash or cash equivalents in an amount equal to the total market value of such futures contracts less the initial margin deposited therefor; and

                               (d) writes put options on futures contracts, stock indices or other securities, provided that such options are covered by the investment company's holding of a corresponding short futures position, by establishing a cash segregated account in an amount equal to the value of its obligation under the option, or otherwise.

                         The Fund  will  conduct  its  purchases  and  sales  of
                  futures contracts and writing of related options transactions in accordance with the foregoing.

                         There are  risks associated  with  the use  of  futures
                  contracts for hedging purposes. In a declining market environment, the increase in value of the hedging instruments may not completely offset the decline in value of the securities owned by an Investment Fund. Conversely, in a rising market environment the loss in the hedged position may be greater than the capital appreciation that an Investment Fund may experience in its securities positions. Further, if market values do not fluctuate, an Investment Fund will sustain a loss at least equal to the commissions on the financial futures transactions and premium paid.

                         The price of a futures  contract will vary from day  to
                  day and should parallel (but not necessarily equal) the changes in price of the underlying deliverable securities. The difference between these two price movements is called "basis". There are occasions when basis becomes distorted. All investors in the futures market are subject to initial margin and variation margin requirements. Rather than providing a variation margin, an investor may close out a futures position. Changes in the initial and variation margin requirements may influence an investor's decision to close out the position. The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying securities. In the event investors decide to make or take delivery (which is unlikely), liquidity in the futures market could be reduced, thus producing temporary basis distortion. Finally, the margin requirements in the futures market are lower than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary basis distortion.

                         Under certain circumstances, successful use of  futures
                  contracts by an Investment Fund is also subject to the respective investment manager's ability to correctly anticipate movements in the direction of the prices of the Investment Fund's underlying securities. For example, if an Investment Fund has hedged against the possibility of a decrease in the price of its securities and prices of such securities increase instead, the Investment Fund will lose part or all of the benefit of the increased value of the securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Investment Fund has hedged with futures and has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Investment Fund may have to sell securities at a time when it may be disadvantageous to do so.

                         In the futures market, it may not always be possible to
                  execute a buy or sell order at the desired price or to close out a position due to market conditions, limits on open positions and/or daily price fluctuation limits. Each market establishes a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the contract can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract may therefore be locked into its position by an adverse price movement for several days or more to its detriment. Should this occur, it may be possible for an investor to reduce its exposure to changing securities values through option transactions.

                  SHORT-TERM TRADING


                         None  of  the  Investment   Funds  plans  to   purchase
                  securities solely for the purpose of short-term trading. The turnover rate for an Investment Fund will not be a factor preventing sale or purchase when the investment manager believes investment considerations warrant such sale or purchase. The annual portfolio turnover rates for each of the eight Investment Funds for the fiscal year ended September 30, 1996 were as follows: Core Equity Fund (9.95%), Emerging Growth Equity Fund (150.40%), Value Equity Fund (61.53%), International Equity Fund (51.29%), Actively Managed Bond Fund (17.14%), Intermediate-Term Bond Fund (13.20%), Short-Term Investment Fund (0.00%), and Dedicated Bond Fund (0.00%). High portfolio turnover involves correspondingly greater brokerage commissions, other transaction costs and a possible increase in short-term capital gains and losses.

                         The   foregoing   investment  objectives   and  related
                  policies are not fundamental and may be changed by the Trustees without the approval of the holders of a majority of the outstanding units of the affected Investment Fund or Funds.

INVESTMENT RESTRICTIONS
                  The investment policies of the respective Investment Funds are subject to a number of restrictions which reflect both self-imposed standards and Federal and state regulatory limitations. The investment restrictions recited below are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the outstanding shares of the Investment Fund. Accordingly, each Investment Fund will not:

                               (a) Concentrate 25% or  more of its total  assets
                      in securities of issuers in any one industry (for this purpose the United States government, its agencies and instrumentalities are not considered an industry);

                               (b) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any single issuer (for this purpose the United States government, its agencies and instrumentalities are not considered a single issuer);

                               (c) Borrow money in any Investment Fund except for temporary emergency purposes and then only in an amount not exceeding 5% of the value of the total assets of that Investment Fund;

                               (d) Pledge, mortgage or hypothecate the assets of
                      any Investment Fund to any extent greater than 10% of the value of the total assets of that Investment Fund; or

                               (e) Invest more than 10% of its total assets in illiquid securities, including repurchase agreements with maturities greater than seven days.

                         The  Investment Funds are subject to further investment
                  restrictions that are set forth in the Statement of Additional Information.

INVESTMENTS IN THE FUND
                  As more fully explained below, investments in the Fund may be made by Qualified Trusts which are either Full Participating Trusts, Participating Trusts other than Full Participating Trusts or Individual Retirement Accounts. Participation in the Fund requires a Participation Agreement. The Participation Agreement for Qualified Trusts other than Individual Retirement Accounts, among other things, adopts the Agreement and Declaration of Trust as a part of the Plan of the Eligible Employer and provides that the provisions of the Agreement and Declaration of Trust shall be controlling with respect to the assets of the Plan transferred to the Trustees.

                  FULL PARTICIPATING TRUSTS

                  A Participating Trust which has adopted the Agreement and Declaration of Trust and which designated the Trustees as named fiduciaries and as administrator to act as "Trustee Administrator" (SEE, "Administration of the Fund -- Administrative Services") is herein referred to as a "Full Participating

                  Trust". A Plan effectuated by a Full Participating Trust is herein referred to as a "Plan of Participation" and the Eligible Employer which is the sponsor of such Plan is herein referred to as a "Full Participating Employer".

                         The  Participation Agreement which adopts the Agreement
                  and Declaration of Trust is required to provide for the manner of administration of the Plan of Participation and the investment of its assets, including, among other things, any applicable allocation of authority between the Trustees and the investment fiduciary designated by the Full Participating Employer with respect to the acquisition, retention and disposition of units of the Fund on behalf of the Full
                  Participating Trust. Fiduciaries designated by a Full Participating Employer with such authority with respect to units of the Fund or with other authority relating to the investment of assets of a Full Participating Trust are herein referred to as "Investment Fiduciaries".

                         Except upon  the  withdrawal of  a  Full  Participating
                  Trust from the participation in the Fund, the assets of such Trust which are held by the Trustees are comprised solely of units of the Fund.

                         A  Plan of Participation may  be a defined benefit Plan
                  or a defined contribution Plan.

                         Admissions to  an  Investment  Fund or  Funds  by  Full
                  Participating Trusts are effected by the Trustees in their discretion, which is exercised consistently with the directions of the Investment Fiduciaries in the case of Full Participating Trusts subject to Classification Authority and/or Unit Direction Authority (as defined below), and to allocation directions relating to DC Investment Classifications (as defined below), provided with respect to Full Participating Trusts established under defined contribution Plans.

                         Subject to the approval  of the Trustees, the  benefits
                  under a Plan of Participation may be funded through one or more funding agencies in addition to the Trust. Such a plan, sometimes referred to as a "Plan of Partial Participation", remains a Plan of Participation subject to the provisions of the Agreement and Declaration of Trust, and the Eligible Employer which sponsors it remains a Full Participating Employer, except that the Trustees have no responsibility with respect to the assets of a Plan of Partial Participation which are not held and administered by them under the Agreement and Declaration of Trust. The Investment Fiduciaries of a Plan of Partial Participation are solely responsible for the manner in which the Plan assets of such Plan shall be diversified. A Full Participating Employer sponsoring a Plan of Partial Participation is required to elect that the assets of its Full Participating Trust held by the Trustees shall be subject to Unit Direction Authority, and/or, with the consent of the Trustees, to Classification Authority.

                  A.  DEFINED BENEFIT PLANS

                         A  Full  Participating  Employer  sponsoring  a defined
                  benefit Plan of Participation may elect to authorize Investment Fiduciaries to direct, to the extent provided below, the manner in which the units held in its Full Participating Trust shall be allocated among classes of units. Except to the extent authority is reserved to Investment Fiduciaries pursuant to an election described below, the Trustees, acting as the trustees of the Full Participating Trust established in connection with a defined benefit Plan, determine in their discretion the classes of units which will be acquired, retained and disposed of by the Full Participating Trust. In this connection, the Trustees may establish guidelines as to proportions of the units held in such Full Participating Trust which shall be allocated among various classes of units and may take into account characteristics of the Plan of Participation, Full Participating Employer, Plan participants, or other factors as they may deem relevant.

                         Allocation authority  is permitted  to be  reserved  to
                  Investment Fiduciaries on one or both of the following two bases, as elected by the Full Participating Employer:

                             (a) CLASSIFICATION AUTHORITY. The Investment Fiduciaries may be given the authority to direct, subject to guidelines established by the Trustees, the proportions in which the units held in the Full Participating Trust shall be divided between the investment classifications ("Investment Classifications") established by the Trustees. The Trustees have classified the classes of units comprising the Investment Funds under two Investment Classifications comprising investments providing generally for a return based on fixed income investments and equity investments. The Trustees may change the Investment Classifications or add new classifications from time to time. Trusts with respect to which the Investment Fiduciaries have been given the authority described in this paragraph are referred to as trusts subject to "Classification Authority".

                             (b) UNIT DIRECTION AUTHORITY. The Investment Fiduciaries may be given authority to direct the Trustees to invest, subject to guidelines established by the Trustees, assets of the Full Participating Trust in units of specified Investment Funds. Trusts with respect to which the Investment Fiduciaries have been given the authority described in this paragraph are referred to as trusts subject to "Unit Direction Authority".

                         The  allocation of  the assets of  a Full Participating
                  Trust among units and/or classes of units are effected in conformity with the funding policy established with respect to the Plan of Participation in accordance with the provisions of the Agreement and Declaration of Trust. The Trustees may establish guidelines with respect to the allocation of units where a directory power has been reserved to Investment Fiduciaries, taking into account such characteristics of the Plan of Participation, Full Participating Employer, Plan participants or other factors as they may deem relevant. To the extent permitted by the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and, subject to the requirements of any guidelines so established, the Trustees will follow the investment directions of the Investment Fiduciaries and will have no liability or responsibility with respect to such directions.

                  B.  DEFINED CONTRIBUTION PLANS

                         The assets of Full Participating Trusts which have been
                  established under Plans which are defined contribution Plans are invested in units in the manner set forth below. The Trustees have established three Investment Classifications ("DC Investment Classifications") under which the classes of units comprising the Investment Funds have been classified. The DC Investment Classifications comprise investments providing generally for (a) a return based on long-term fixed income investments, (b) a return based on short-term fixed income investments, and (c) equity investments. The Trustees may change the DC Investment Classifications or add new classifications from time to time.

                         The  Dedicated Bond Fund is not currently available for
                  defined contribution Plans. Full Participating Employers sponsoring defined contribution Plans may choose from the remaining seven funds those that will be offered to employees.

                         Each Full Participating  Employer sponsoring a  defined
                  contribution Plan which is funded under a Full Participating Trust is required to elect in its Participation Agreement the DC Investment Classifications among which contributions under such Plan shall be allocated. The Trustees may, upon the request of such Full Participating Employer or Investment Fiduciaries, if any, establish an investment classification or classifications, other than the DC Investment Classifications, hereinafter called "Special DC Investment Classifications", which include classes of units selected by such Full Participating Employer or its Investment Fiduciaries. The Full Participating Employer or its Investment Fiduciaries shall provide the Fund with investment instructions in respect of contributions made under its defined contribution Plan specifying the DC Investment Classifications and/or Special DC Investment Classifications under which such contributions are to be invested. The Trustees shall invest contributions directed to be invested in any such DC Investment Classification and/or Special DC Investment Classification and shall make withdrawals therefrom in such manner as to preserve the proportions of the DC Investment Classification and/or Special DC Investment Classifications which are represented by the Investment Funds. To the extent permitted by ERISA, the Trustees shall have no liability or responsibility for the determination of the Investment Funds included in a Special DC Investment Classification directed by a Full Participating Employer or its Investment Fiduciaries. The allocation of the assets of a Full Participating Trust established in connection with a defined contribution Plan among the DC Investment Classifications established by the Trustees and the selection of the Investment Funds, or combinations thereof, shall be subject to the funding policy established with respect to the defined contribution Plan in accordance with the provisions of the Agreement and Declaration of Trust and such guidelines as may be established by the Trustees.

                  PARTICIPATING TRUSTS OF ELIGIBLE EMPLOYERS OTHER THAN FULL PARTICIPATING TRUSTS


                  Participating Trusts of Eligible Employers other than Full Participating Trusts can effect purchases of specific Investment Funds by entering into a Participation Agreement and by sending the Fund investment instructions on a PARTICIPATION AGREEMENT AND PURCHASE ORDER APPLICATION, available to an Eligible Employer's plan fiduciaries. The application can be obtained from the office of RSI Retirement Trust at 317 Madison Avenue, New York, New York 10017. Completed applications and funds in the form of checks can be submitted in person to the office of the Fund or by mail. Investors wishing to purchase units by means of wire transfer should contact the Distributor.


                  INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)


                  Individual Retirement Accounts are eligible for participation in the Fund. The Fund serves solely as the investment vehicle for the Individual Retirement Accounts. Individual Retirement Accounts may purchase units of all Investment Funds other than the Dedicated Bond Fund. In order to participate in the Fund, a completed IRA APPLICATION AND TRANSFER FORM must be sent to the Fund instructing the Trustees how to allocate amounts accompanying the form (and any subsequent contributions made prior to a change in instructions) among the various Investment Funds on behalf of the individual submitting the form. The minimum initial Fund investment is $2,000 (which may be made in quarterly investments of $500 during the first year). The minimum initial investment for each Investment Fund is $500, and subsequent investments for each Investment Fund must also be at least $500. IRA APPLICATION AND TRANSFER FORMS can be obtained by writing to Retirement System Distributors Inc., Customer Service, at P. O. Box 2064, Grand Central Station, New York, New York 10163-2064, or by calling the Distributor's Individual Retirement Account Customer Service line at 1-800-772-3615. Completed IRA APPLICATION AND TRANSFER FORMS and contribution checks can be submitted in person to the office of the Fund or by mail to the above address. Investors wishing to purchase units by means of wire transfer should contact the Distributor.


                  GENERAL

                  There is no minimum initial investment for admission to each Investment Fund for a Participating Trust (other than an Individual Retirement Account as described above) and subsequent investments may be made in any amount (subject to the Individual Retirement Account minimum). All funds will be invested in full and fractional units. The purchase price for units of each Investment Fund will be its net asset value per unit next determined following receipt of investment instructions to the Fund and the purchase price at the office of the Fund. SEE, "Valuation of Units". Upon request, each Participating Trust must provide to the Trustees a properly completed investment instruction form. An investment instruction form which is not properly completed will be directed to the Service Company for clarification. The Service Company will ascertain the information necessary to properly complete the investment instruction form and forward it to the Fund. If such investment instruction form is transmitted to the Fund in proper form by 4:00 p.m., Eastern Time, the purchase will be effected at the net asset value determined as of the close of business on that day. Otherwise, such investment instruction form will be based on the next determined net asset value. Each Participating Trust must contain an appropriate provision authorizing the investment of all or a portion of its assets in the Fund.

                         Because  units  are   not  transferable,   certificates
                  representing units of the Fund will not be issued. All units purchased shall be confirmed to Trust Participants and credited to the accounts of the Participating Trusts on the Fund's books.

                         The Fund reserves the right  in its sole discretion  to
                  (a) suspend the availability of its units, or (b) to reject requests for admission, when in the judgment of the Trustees such suspension or rejection is in the best interests of the Fund. In addition, the availability of units or classes of units to Full Participating Trusts shall be subject to the applicable authorizing election of the Full Participating Employer and the guidelines established by the Trustees.

WITHDRAWALS AND EXCHANGES
                  WITHDRAWALS FROM INVESTMENT FUNDS (REDEMPTIONS)

                  All or a portion of the units held in any of the Investment Funds can be redeemed at any time. Payment for units withdrawn by a Participating Trust which is not a Full Participating Trust (including an Individual Retirement Account) will be made by check drawn in favor of the trustee or trustees of such Participating Trust. Payment for units withdrawn by a Full Participating Trust will be made to the Trustees in their capacities as the trustees of such Full Participating Trust to be administered in accordance with the Agreement and Declaration of Trust.

                         Participating  Trusts (other than Individual Retirement
                  Accounts) can make withdrawals at any time by filing the redemption request form provided by the Trustees at the Fund's office.

                         Individual  Retirement  Accountholders  can  request  a
                  distribution of account shares at any time, by completing a Redemption Request Form which is available by calling the Distributor's Individual Retirement Account Customer Service line at 1-800-772-3615 or by writing to Retirement System Distributors Inc., Customer Service, at P.O. Box 2064, Grand Central Station, New York, New York 10163-2064.

                         A  redemption  request filed  by a  Participating Trust
                  (including an Individual Retirement Account) which is not properly completed will be directed to the Service Company for clarification. The Service Company will ascertain the information necessary to properly complete the redemption request and forward it to the Fund. If such redemption request is transmitted to the Fund in proper form by 4:00 p.m., Eastern Time, the withdrawal will be effected at the net asset value determined as of the close of business on that day.
                  Otherwise, such withdrawal will be based on the next determined net asset value.

                         Withdrawal of units by a Full Participating Trust shall
                  be made only by the Trustees, in their capacities as trustees of a Full Participating Trust, acting in their discretion consistently with the directions of the Investment Fiduciaries in the case of Full Participating Trusts subject to Classification Authority and/or Unit Direction Authority and to the allocation directions relating to DC Investment Classifications provided with respect to Full Participating Trusts established under defined contribution Plans.

                         The withdrawal price  will be the  net asset value  per
                  unit next determined following receipt of instructions for withdrawal, together with all other required documents, in proper form at the office of the Fund. SEE, "Valuation of Units". Generally a request must be accompanied by appropriate evidence of authority and authorization (E.G., certified resolutions, incumbency and signature certificates, evidence of any required governmental approval, and a signature guarantee for Individual Retirement Accounts). The value of a unit on withdrawal may be more or less than the value upon admission to the Investment Fund, depending upon the value at the time of withdrawal of the assets in the Investment Fund, from which the units are withdrawn. SEE, "Valuation of Units". Withdrawals are subject to determination by the Trustees that the Redemption Request Form has been properly completed.

                         Payment for units withdrawn  will normally be made,  in
                  the case of Full Participating Trusts, to the Trustees in their capacities as trustees of the Full Participating Trust or, in the case of Participating Trusts other than Full Participating Trusts (including Individual Retirement Accounts), to the trustees of such Participating Trust, within one business day of the determination of net asset value following receipt of documents in proper form, but in no event will payment be made more than seven days after such receipt. The payment may be delayed or the right of withdrawal from any Investment Fund suspended at times when (a) trading on the New York Stock Exchange is restricted or closed for other than customary weekends and holidays, (b) an emergency, as defined by rules of the Securities and Exchange Commission, exists making disposal of portfolio securities or determination of the value of the net assets of an Investment Fund not reasonably practicable, or (c) the Securities and Exchange Commission has by order permitted such suspension.

                         Disqualification of a Participating Trust other than an
                  Individual Retirement Account could result from actions taken by the trustee thereof or by the administrators or fiduciaries of the Plan with respect to which it has been established. In that event, a determination of disqualification may be made by the Internal Revenue Service or by a court. If at any time a Participating Trust is disqualified, the Trustees will withdraw all units of such Participating Trust at the net asset value next determined after the Trustees are apprised of such disqualification. Payments for units withdrawn by the Trustees upon disqualification will be made in the same manner as described in the preceding paragraph for payment of units withdrawn upon request.

                  EXCHANGES

                  Units in any Investment Fund may be exchanged without cost for units in any other Investment Fund. Exchanges may be effected by Participating Trusts other than Full Participating Trusts (but not including Individual Retirement Accounts), and by Full Participating Trusts subject to Unit Direction Authority, by sending a completed investment instruction form to the Trustees. Exchange of units by a Full Participating Trust other than a Full Participating Trust subject to Unit Direction Authority, shall be made only by the Trustees in their capacities as trustees of such Full Participating Trust, acting in their discretion consistently with the direction of the Investment Fiduciaries in the case of Full Participating Trusts subject to Classification Authority and to the allocation directions relating to DC Investment Classifications provided with respect to Full Participating Trusts established under defined contribution Plans. Investment instruction forms can be obtained from the Fund at its office. Completed investment instruction forms can be returned in person or by mail to the Fund.

                         Individual Retirement Accountholders may exchange units
                  in any Investment Fund for units in any other Investment Fund without cost by completing an Individual Retirement Account Exchange Request Form. This form is available by calling the Distributor's Individual Retirement Account Customer Service line at 1-800-772-3615 or by writing to Retirement System Distributors Inc., Customer Service, at P.O. Box 2064, Grand Central Station, New York, New York 10163-2064. Exchanges may be effected by an Individual Retirement Accountholder by sending a completed Exchange Request Form to the trustee of the Individual Retirement Account. (The trustee of all Individual Retirement Accounts is a Participating Trust of the Fund, although not a Full Participating Trust.)

                         Any exchange will be based on the respective net  asset
                  values of the units involved next determined after receipt of instructions for an exchange at the office of the Fund prior to its close of business. Exchanges are subject to determination by the Trustees that the investment instruction form has been properly completed.

VALUATION OF UNITS
                  Net asset value per unit of each Investment Fund is determined by dividing the total value of each Investment Fund's assets, less any liabilities, by the number of units of the respective Investment Funds outstanding.

                         The Fund determines  the value  of the  assets held  in
                  each  Investment Fund  as of the  close of the  New York Stock
                  Exchange composite transactions on each day on which the Exchange is open for trading (normally 4:00 p.m. Eastern time), provided that such determination need be made only on each day on which units are to be valued for purposes of issuance or redemption. The following days are holidays on the New York Stock Exchange: January 1, New Year's Day; third Monday in February, Presidents' Day; Friday before Easter, Good Friday; last Monday in May, Memorial Day; July 4, Independence Day; first Monday in September, Labor Day; fourth Thursday in November, Thanksgiving Day; December 25, Christmas Day. Except for debt securities with remaining maturities of 60 days or less, assets for which markets are available are valued as follows: (a) each listed equity security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current closing price;
                  (b) each unlisted equity security quoted on the NASDAQ is valued at the last current bid price obtained from the NASDAQ;
                  (c) United States government and agency obligations are valued based upon bid quotations from various market makers for identical or similar obligations; and (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. Certain of these prices may be obtained by the Fund from a service which collects and disseminates such market prices. When approved by the Trustees, certain debt securities, including corporate debt obligations, may be valued on the basis of prices provided by such service when such prices are believed to reflect the fair market value of such debt securities.

                         Debt securities with remaining maturities of 60 days or
                  less are valued on the basis of amortized cost. Under this method of valuation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity. Thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security, unless the Trustees are apprised that amortized cost no longer represents fair market value. The Fund will monitor the market value of these investments for the purpose of ascertaining whether any such circumstances exist.

                         When approved by the  Trustees, certain securities  may
                  be   valued  on  the  basis   of  valuations  provided  by  an
                  independent pricing service when such prices are believed by the Trustees to reflect the fair market value of such securities. These securities would normally be those which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range. The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

                         In the absence of an ascertainable market value, assets
                  are valued at their fair market value as determined by the officers of the Fund using methods and procedures reviewed and approved by the Trustees.

                         Investments  denominated  in  foreign  currencies   are
                  translated to United States dollars at the prevailing rate of exchange. Each foreign security is valued at its closing price or the mean between the jobber's bid and asked price, depending on the security and the exchange on which it is traded.

                         The Fund does not ordinarily declare and pay  dividends
                  on its investment income. The Fund did, however, declare a dividend of shares of common stock of Retirement System Group Inc. ("System") in connection with the reorganization of the Fund and the transfer of certain assets of the Fund to the System in 1990. SEE, "Distributions and Taxes". Income earned on assets in an Investment Fund is included in the total value of such Fund's assets. Interest income on debt securities is accrued and added to asset value daily. Dividend income is recognized and added to asset value on the ex-dividend date. In addition, realized and unrealized gains or losses on investment securities of each Investment Fund will be added to or subtracted from, respectively, the asset value of that Investment Fund.

DISTRIBUTIONS AND TAXES
                  With respect to the Plans of Eligible Employers, the Fund has received from the Internal Revenue Service a determination that it is a commingled trust which is exempt from taxation under Section 501(a) of the Code with respect to funds derived from Participating Trusts which are pension or profit sharing trusts maintained in conformity with Section 401(a) of the Code.

                         In order  for  the  Fund to  maintain  its  tax  exempt
                  status, only Qualified Trusts (including Individual Retirement Accounts) may participate in the Fund. In addition, all investments and income belonging to any Qualified Trust must be used exclusively for the benefit of the participants and their beneficiaries under that Qualified Trust prior to the satisfaction of all liabilities for such participants and their beneficiaries. Except to the extent provided by applicable Federal law, no Participating Trust may assign any part of its interest in the Fund. The Fund must, at all times, be maintained as a domestic trust in the United States, and there must be a separate accounting for the interest of each Participating Trust in the Fund.

                         The Fund does not intend to declare a dividend from its
                  net investment income or to make distributions of any gains realized on sales of portfolio securities. Income on, and gains realized from the sale of, portfolio securities of each Investment Fund will be added to the total asset value of the assets of such Investment Fund and losses realized from the sale of portfolio securities of each Investment Fund will be subtracted from the total asset value of the assets of such Investment Fund. SEE, "Valuation of Units".

                         Payments  for  units withdrawn  from  the Fund  are not
                  taxable upon their distribution to the trustees of a Participating Trust which is qualified under Section 401(a) of the Code. Distributions from Individual Retirement Accounts are ordinarily taxable, unless "rolled over" into another Individual Retirement Account or a tax-qualified trust.

                         The   foregoing  describes  only  certain  Federal  tax
                  considerations relating to the Fund. Among other things, it does not describe other tax laws such as state or local taxes, does not describe the deductibility of contributions to Participating Trusts and does not describe the taxation of individual participants on the receipt of distributions from Participating Trusts. Trust Participants and Eligible Employers and Individual Retirement Accountholders should consult their individual tax advisors with respect to the taxes applicable to or in respect of their Plans.

ADMINISTRATION OF THE FUND
                  GENERAL


                  The business and affairs of the Fund, a New York common law trust, are managed by the Trustees. The Trustees perform the duties and undertake the responsibilities, in effect, of a board of directors of an investment company. As Trustees, however, they must discharge their duties with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. The Trustees were last elected by vote of the Trust Participants at a meeting held on July 1, 1996. Pursuant to the Fund's Agreement and Declaration of Trust, the Trustees of the Fund have been divided into three classes of Trustees. At each annual meeting, one class of Trustees is elected. There is no limitation on the number of terms which may be served by any Trustee. The Trustees of the Fund and their principal occupations are set forth below. Each Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act, is indicated by an asterisk (*).



                  INFORMATION REGARDING TRUSTEES



                        POSITIONS
                          WITH        AGE      PRINCIPAL OCCUPATION FOR LAST FIVE YEARS
         NAME           THE FUND      --            AND AFFILIATION WITH THE FUND
----------------------  ---------             ------------------------------------------
CURRENT TERM REMAINING --
      THREE YEARS:
William Dannecker*      President     57      President and Trustee of the Fund since
                           and                May 1986 and May 1987, respectively; Chief
                         Trustee              Executive Officer of the Fund from January
                                              1988 to August 1990; President of
                                              Retirement System Fund Inc. since February
                                              1991 and Director since November 1990;
                                              President and Director of Retirement
                                              System Group Inc. since March 1989 and
                                              Chief Executive Officer since January
                                              1990; President and Director of Retirement
                                              System Consultants Inc. since January 1990
                                              and March 1989, respectively; Director of
                                              Retirement System Investors Inc. since
                                              March 1989; President and Director of
                                              Retirement System Distributors Inc. since
                                              December 1990 and July 1989, respectively;
                                              Director of RSG Insurance Agency Inc.
                                              since March 1996.
Covington Hardee         Trustee      77      Chairman of the Board Emeritus from 1984
                                              to April 1990, The Lincoln Savings Bank,
                                              FSB, New York, New York. Also director of
                                              Retirement System Fund Inc.

                        POSITIONS
                          WITH        AGE      PRINCIPAL OCCUPATION FOR LAST FIVE YEARS
         NAME           THE FUND      --            AND AFFILIATION WITH THE FUND
----------------------  ---------             ------------------------------------------
Maurice E. Kinkade       Trustee      55      Director of Development, Maplebrook
                                              School, Amenia, New York, since September
                                              1994; President, of KINCO Management,
                                              Poughkeepsie, New York from June 1992 to
                                              September 1995; formerly Chairman and
                                              Chief Executive Officer from 1984 and
                                              1980, respectively to February 1990.
                                              President from August 1986 to February
                                              1990 and between 1980 and 1984,
                                              Poughkeepsie Savings Bank, FSB,
                                              Poughkeepsie, New York.
William G. Lillis        Trustee      66      Real Estate Consultant; formerly President
                                              and Chief Executive Officer from April
                                              1981 and December 1989, respectively to
                                              November 1991, American Savings Bank,
                                              White Plains, New York.
CURRENT TERM REMAINING --
      TWO YEARS:
Candace Cox              Trustee      45      President and Chief Investment Officer,
                                              NYNEX Asset Management Co., since
                                              November, 1995; Vice President, Public
                                              Markets Strategy, NYNEX Asset Management
                                              Co., from September 1992 to October 1995;
                                              Principal Investment Officer, New York
                                              City Controller's Office, New York, New
                                              York from July 1989 to August 1992. Also
                                              Director of Retirement System Fund Inc.
Eugene C. Ecker          Trustee      72      Consultant since January 1988, Pension and
                                              Group Insurance. Also Director of
                                              Retirement System Fund Inc.
Raymond L. Willis        Trustee      61      Private investments since March 1989. Also
                                              Director of Retirement System Fund Inc.
CURRENT TERM REMAINING --
      ONE YEAR:
Herbert G. Chorbajian*   Trustee      58      Chairman and Chief Executive Officer since
                                              October 1990 and President and Director
                                              since June 1985 of ALBANK, FSB; Chairman,
                                              President and Chief Executive Officer of
                                              ALBANK Financial Corporation since
                                              December 1991.
Ralph L. Hodgkins, Jr.   Trustee      63      Trustee and Investment Committee Chair,
                                              University of Maine System; Vice
                                              President, Peoples Heritage Bank, Portland
                                              Maine from September 1994 to March 1995;
                                              formerly President and Chief Executive
                                              Officer, Mid Maine Savings Bank, FSB,
                                              Auburn, Maine from August 1970 to August
                                              1994.

                        POSITIONS
                          WITH        AGE      PRINCIPAL OCCUPATION FOR LAST FIVE YEARS
         NAME           THE FUND      --            AND AFFILIATION WITH THE FUND
----------------------  ---------             ------------------------------------------
William L. Schrauth*     Trustee      61      President and Chief Executive Officer, The
                                              Savings Bank of Utica, Utica, New York
                                              since August 1977.
William E. Swan*         Trustee      49      President and Chief Executive Officer,
                                              Lockport Savings Bank, Lockport, New York
                                              since July 1989.


                         SEE,  "Administration of the Fund"  in the Statement of
                  Additional  Information  for  further  information   regarding
                  Trustees' compensation.

                         An  important function of the Trustees is the selection
                  of investment managers for the Investment Funds and the review and evaluation of their performance.


                         The Trustees periodically  evaluate the performance  of
                  the investment managers and review the continued appropriateness of the structure of the Investment Funds. The Trustees also periodically evaluate the allocation of assets among Investment Classifications and among Investment Funds and guidelines of investment for all Plans. The Trustees have retained Hewitt Associates to assist them in the above matters, for which service the Fund paid Hewitt Associates fees and expenses amounting to $47,550 for the Fund's fiscal year ended September 30, 1996.


                  THE SERVICE AGREEMENT

                  Effective August 1, 1990, the Fund entered into a Service Agreement with the Service Company, whereby the Service Company provides the Fund with the general administrative and related services necessary to carry on the affairs of the Fund.

                         Pursuant  to the Service Agreement, the Service Company
                  has agreed to: (a) manage, supervise and conduct the affairs and business of the Fund, and matters incidental thereto, in a manner consistent with the Fund's Agreement and Declaration of Trust, Rules and Procedures, Statement of Investment Objectives and Guidelines and Prospectus, as these may be amended from time to time; (b) furnish or provide to the Fund such office space, equipment and personnel, and such clerical and back office services, as the Fund may reasonably require;
                  (c) provide the Fund with stock transfer agent and registrar services and maintain sufficient trained personnel and equipment and supplies to perform such services; (d) provide the Fund with Plan administrative services necessary due to the fact that the Trustees of the Fund are the Trustee Administrator for each of the affected Participating Trusts under the Fund's Agreement and Declaration of Trust; and (e) provide the Fund with certain administrative services in connection with Individual Retirement Accounts. In addition, the Service Company provides information relating to the allocation of assets between equities and fixed income obligations and within specified Investment Funds of the Fund.

                         Effective  August  1, 1993,  the  Trustees of  the Fund
                  approved continuance of an amended Service Agreement with the Service Company. Under the amended Service Agreement, the Service

                  Company is paid a fee for its services as of the last day of each month such Service Agreement is in effect, at the following annual rates, based on the average daily net assets of each of the Fund's Investment Funds for such month:

                                                            FEE (% OF AVERAGE
NET ASSETS OF INVESTMENT FUND                               DAILY NET ASSETS)
---------------------------------------------------------  -------------------

First $25 million........................................             .60%
Next $25 million.........................................             .50%
Next $25 million.........................................             .40%
Next $25 million.........................................             .30%
Over $100 Million........................................             .20%

                         The  Service  Company  will  pay all  of  the  fees and
                  expenses incurred by it in providing the Fund with the services and facilities described in the Service Agreement. The Fund will pay, or reimburse the Service Company for the payment of, the following fees and expenses incurred by or on behalf of the Fund, including, without limitation: (1) fees and expenses relating to investment advisory services; (2) fees and expenses of custodians and depositories; (3) fees and expenses of outside legal counsel, independent auditors and consultants; (4) interest charges; (5) all Federal, state and local taxes (including, without limitation, stamp, excise, income and franchise taxes); (6) costs of stock certificates and other expenses of issuing and redeeming units; (7) costs incidental to unitholder meetings; (8) fees and expenses of registering or qualifying units for sale under Federal and state securities laws; (9) costs (including postage) of printing and mailing prospectuses, proxy statements and other reports and notices to unitholders and to governmental agencies (other than in connection with promoting the sale of units to prospective new investors); (10) premiums on all insurance and bonds; (11) fees and expenses of the Fund's
                  Trustees; (12) fees and expenses paid to any securities pricing organization; and (13) fees and expenses paid to any third party arising out of any of the services relating to Participating Trusts and other unitholders, as described in the Service Agreement.

                         The  amended Service Agreement  was initially effective
                  until July 31, 1995, and will remain in effect from year to year thereafter if such continuance is approved in the manner required for investment advisory contracts under the Investment Company Act, and if, in addition, the following findings are made by a majority of the Fund's Trustees who are "not interested" (as defined in the Investment Company Act):
                  (A) that the Service Agreement is in the best interests of the Fund and its unitholders; (B) that the services to be performed pursuant to the Service Agreement are services required for the operation of the Fund; (C) that the Service Company can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and (D) that the fees for such services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

                         The  Service Agreement may be terminated by the Fund or
                  the Service Company, without penalty, on not more than 60 days' nor less than 30 days' written notice. The Service Agreement will also terminate automatically in the event of its "assignment" (as defined in the Investment Company Act).

                  DISTRIBUTION AGREEMENT


                  Pursuant to the Distribution Agreement, approved effective August 1, 1993, the Broker-Dealer will distribute and promote the sale of units in the Fund's Investment Funds without compensation for its services.


                         Pursuant   to   the    Distribution   Agreement,    the
                  Broker-Dealer   is   responsible   for  paying   all   of  the
                  "distribution expenses" incurred in connection with the performance of its services on behalf of the Fund. For purposes of the Distribution Agreement, "distribution expenses" means all expenses which represent payment for activities primarily intended to result in the sale of units including, but not limited to, the following: (a) payments made to, and expenses of, persons or entities which provide sales services in connection with the distribution of units, including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, processing transactions and providing any other service to new or prospective holders of units; (b) costs relating to the formulation and implementation of marketing and promotional activities with respect to units, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;
                  (c) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective holders of units; (d) costs involved in preparing, printing and distributing advertising and sales literature pertaining to units; and (e) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities with respect to units that the Fund or the Broker-Dealer may, from time to time, deem advisable.

                         The  Distribution  Agreement  was  initially  effective
                  until July 31, 1995, and will remain in effect from year to year thereafter if such continuance is approved in the manner required under the Investment Company Act. The Distribution Agreement may be terminated by the Fund or the Broker-Dealer without penalty, on not more than 60 days' nor less than 30 days' written notice. The Distribution Agreement will also terminate automatically in the event of its "assignment" as defined in the Investment Company Act.

INVESTMENT MANAGERS
                  Investors Inc. serves as the investment manager for each Investment Fund pursuant to an Investment Management Agreement dated August 1, 1993. Investors Inc. retains sub-investment advisers to manage the portfolios, subject to Investors Inc.'s overall supervision, of the Emerging Growth Equity Fund, and International Equity Fund pursuant to Sub-Investment Advisory Agreements dated August 1, 1993 between Investors Inc. and each such sub-investment adviser. Investors Inc. is responsible for overall management of each Investment Fund's business affairs, as well as managing the portfolios of each Investment Fund which does not have a sub-investment adviser. The Investment Management Agreement and each Sub-Investment Advisory Agreement (each a "Contract") were approved by Trust Participants at a meeting held on July 30, 1993.

                         Each  Contract  has an  initial term  of two  years and
                  remains in effect from year to year thereafter, if such continuance is approved in the manner required by the Investment Company Act.

                  Each Contract may be terminated by either party, without penalty, on not more than 60 days' nor less than 30 days' written notice. The Contracts will also terminate automatically in the event of "assignment" as defined in the Investment Company Act.


                         The sub-investment  advisers  for the  Emerging  Growth
                  Equity Fund are Friess Associates, Inc. ("Friess") and The Putnam Advisory Company, Inc. ("Putnam"), each of which has been allocated approximately 50% of that Investment Fund's assets (initially and in respect of subsequent investments by Participating Trusts). The sub-investment adviser for the International Equity Fund is Morgan Grenfell Investment Services Limited ("Morgan Grenfell"). From June 15, 1992 until March 31, 1995, NFJ Investment Group was responsible for managing the Value Equity Fund's portfolio. Beginning April 1, 1995 Investors Inc. assumed the portfolio management function.


                         The following is a brief description of Investors  Inc.
                  and each sub-investment adviser, including its address, a brief description of its business history, and the identification of its controlling persons:

                               RETIREMENT   SYSTEM  INVESTORS  INC.  ("INVESTORS
                        INC."), 317 Madison Avenue, New York, New York 10017, is a wholly-owned subsidiary of the System. Investors Inc. was formed in March 1989 to act as investment adviser to certain of the Fund's Investment Funds following the consummation of the Reorganization.
                        Investors Inc. may also act as investment adviser to other investment companies.

                               FRIESS  ASSOCIATES,   INC.   ("FRIESS"),      350
                        Broadway, P.O. Box 576, Jackson, Wyoming 83001, is an investment adviser to individual and institutional clients with substantial investment portfolios. The company was organized in 1974 and is wholly owned by Foster S. Friess and Lynnette E. Friess who are directors and the sole officers of the company.

                               MORGAN  GRENFELL   INVESTMENT  SERVICES   LIMITED
                        ("MGIS"), 20 Finsbury Circus, London EC2M 1NB, England, was established in 1977 to provide international investment management services to North American investment funds. MGIS is a wholly-owned subsidiary of Morgan Grenfell Asset Management Limited ("MGAM"), the holding company for a group of United Kingdom operated funds management companies; each of MGIS (indirectly) and MGAM (directly) are wholly-owned subsidiaries of Morgan Grenfell Group PLC, an investment holding company which is a subsidiary of Deutsche Bank AG.

                               THE PUTNAM ADVISORY COMPANY, INC.
                        ("PUTNAM"), One Post Office Square, Boston, Massachusetts 02109, was formed in 1968 to manage domestic and foreign institutional separately managed accounts. Its parent company is The Putnam Companies, Inc. The Putnam Companies, Inc. is a wholly-owned subsidiary of Marsh & McLennan Companies, Inc., a publicly owned holding company, whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management. The Putnam organization has been managing money since 1937 with the inception of The George Putnam Fund of Boston.

                         The Trustees  select  the investment  manager  and  the
                  investment manager selects sub-investment advisers based upon a quantitative and qualitative evaluation of their skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating sub-investment advisers. The Fund will mail written notice of the appointment of a new manager to each Participating Trust as promptly as is reasonably practicable under the circumstances when a new manager begins providing investment management services.

                         The  investment manager and each sub-investment adviser
                  has complete discretion to purchase and sell portfolio securities for its segment of an Investment Fund within the parameters of the Investment Fund's objectives, policies and restrictions. Although the investment manager's and each sub-investment adviser's activities are subject to general oversight by the Trustees, the Trustees do not evaluate the investment merits of the investment managers' individual security selections.

                         The  Investment Management  and Sub-Investment Advisory
                  Agreements provide for fees at the annual rates set forth in the following table. The Sub-Investment Advisory fees are payable by Investors Inc. and not by the Investment Funds.

                                             TOTAL MANAGEMENT    SUB-INVESTMENT
INVESTMENT FUND                                     FEE           ADVISORY FEE
-------------------------------------------  -----------------  -----------------

Core Equity Fund                                                       N/A
    First $50 Million......................            .60%
    Next $150 Million......................            .50
    Over $200 Million......................            .40
Emerging Growth Equity Fund
    The Putnam Advisory Company, Inc.
      First $25 Million....................           1.20                1.0
      Over $25 Million.....................            .95                 .75
    Friess Associates, Inc.................           1.20                1.0
Value Equity Fund                                                      N/A
    First $10 Million......................            .60
    Next $10 Million.......................            .50
    Next $20 Million.......................            .40
    Next $20 Million.......................            .30
    Next $40 Million.......................            .20
    Next $50 Million.......................            .15
    Over $150 Million......................            .10
International Equity Fund
    First $50 Million......................            .80                 .60
    Over $50 Million.......................            .70                 .50
Actively Managed Bond Fund                                           N/A
    First $50 Million......................            .40
    Next $100 Million......................            .30
    Over $150 Million......................            .20
Intermediate-term Bond Fund                                          N/A
    First $50 Million......................            .40
    Next $100 Million......................            .30
    Over $150 Million......................            .20

                                             TOTAL MANAGEMENT    SUB-INVESTMENT
INVESTMENT FUND                                     FEE           ADVISORY FEE
-------------------------------------------  -----------------  -----------------
Short-term Investment Fund                                             N/A
    First $50 Million......................            .25
    Over $50 Million.......................            .20
Dedicated Bond Fund                                                    N/A
    First $5 Million.......................            .25
    Next $15 Million.......................            .20
    Over $20 Million.......................            .15


                         The Investors Inc. fee is payable as of the last day of
                  each month, based on average daily net assets of each of the Investment Funds during such month. Each sub-investment advisory fee is payable at the end of each quarterly period. The Morgan Grenfell and Putnam fees are calculated on the basis of assets at the end of each month during the quarter. The Freiss fees are calculated on the basis of assets at the end of each quarter.

                         No investment  manager  provides  any  services  to  an
                  Investment Fund except portfolio investment. However, if authorized by the Fund, an investment manager or its affiliate may execute portfolio transactions for the Funds and receive brokerage commissions therefor.

                         An adviser may also serve as a discretionary investment
                  manager or non discretionary investment adviser to management or advisory accounts unrelated in any manner to the Fund. Each Contract requires the adviser to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities, but does not obligate the adviser to give the Fund exclusive or preferential treatment.

                         Although the advisers make investment decisions for  an
                  Investment Fund independently from those for their other clients, it is likely that similar investment decisions will be made from time to time. When an Investment Fund and a client are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and allocated as to quantity between the Investment Fund and the clients in a manner considered by the investment manager to be equitable. In some cases, this system could have a detrimental effect on the price or volume of the security to be purchased or sold, as far as the particular Investment Fund is concerned. In other cases, however, it is believed that coordination and the ability to participate in volume transactions should be to the benefit of the Investment Fund.

GENERAL INFORMATION
                  UNITS OF BENEFICIAL INTEREST AND VOTING RIGHTS

                  The units offered hereby constitute units of beneficial interest in the respective Investment Funds as to which they have been issued. The Agreement and Declaration of Trust provides that the Fund may issue an unlimited number of units of beneficial interest without par value. The classes are treated as series for the purposes of the Investment Company Act and are referred to elsewhere in this Prospectus as Investment Funds. The Agreement and Declaration of Trust permits the Trustees to create an unlimited number of Investment Funds and, with respect to each Investment Fund, to issue an unlimited number of full and fractional units of beneficial interest of that Fund. Each class of units designated as a separate

                  Investment  Fund  represents  a   separate  pool  of   assets.
                  Currently, the Fund is offering units of beneficial interest in eight Investment Funds: Core Equity Fund, Emerging Growth Equity Fund, Value Equity Fund, International Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund, Short-Term Investment Fund, and Dedicated Bond Fund. The Trustees may classify or reclassify units into one or more Investment Funds so long as such classification or reclassification does not have a material adverse effect on Participating Trusts which own the units.

                         The  units of each  Investment Fund are  fully paid and
                  non-assessable, except as described in the last paragraph hereunder, have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights. The voting rights of the units held by a Participating Trust are exercised by the named fiduciary or fiduciaries of the related Plan who have been duly vested in accordance with the provisions of ERISA, with authority to invest assets of the Plan in units of the Fund or, if applicable, the Individual Retirement Accountholder ("Trust Participant"). A Trust Participant is entitled to one vote for each full unit (and a fractional vote for each fractional unit) outstanding on the books of the Fund in the name of the Participating Trust. The units of each Investment Fund have non-cumulative voting rights, which means that the holders of more than 50% of the units voting for the election of the Trustees can elect 100% of the Trustees if they choose to do so. On any matter submitted to a vote of Trust Participants, all units of the Fund then issued and outstanding and entitled to vote, irrespective of the class, will be voted in the aggregate and not by class, except (a) when required by the Investment Company Act, units shall be voted by individual classes; and (b) when the matter affects an interest of less than all classes, then only Trust Participants of Participating Trusts which own units of the affected series shall be entitled to vote thereon. Units vote in the aggregate on matters such as the election of Trustees; whereas, units are voted by class on matters such as the approval of an Investment Management Agreement and changing certain investment restrictions.

                         Except  as set  forth below  under "Termination  of the
                  Fund", as used in this Prospectus, when referring to the approvals to be obtained from Trust Participants in connection with matters affecting all of the Investment Funds, the term "majority" means the vote of the lesser of (1) 67% of the Fund's outstanding units present at a meeting if the holders of more than 50% of the outstanding units are present in person or by proxy, or (2) more than 50% of the Fund's outstanding units. When referring to the approvals to be obtained from Trust Participants in connection with matters affecting less than all of the Investment Funds, the term "majority" means the vote of the lesser of (A) 67% of each Investment Fund's outstanding units present at a meeting if the holders of more than 50% of the outstanding units of such Investment Fund are present in person or by proxy, or (B) more than 50% of such Investment Fund's outstanding units.

                         No document shall be issued evidencing any interest  in
                  the Fund. No Participating Trust shall have the power to sell, assign or transfer any unit or all or any part of its equity or interest in the Fund or use it as security for a loan. The Service Company is a Transfer Agent and provides transfer agency services to the Fund. SEE, "Administration of the Fund -- The Service Agreement."

                         Participating  Trusts may  be subject  to liability for
                  obligations of the Fund under the laws of some jurisdictions. Therefore, the Agreement and Declaration of Trust contains a disclaimer of liability of Participating Trusts and requires notice of such disclaimer be given in each obligation entered into or executed by the Trustees. It also provides for an indemnification out of Trust property for any Participating Trust held personally liable for the obligations of the Fund.

                  TERMINATION OF THE FUND

                  The Fund has been established to continue for such time as may be necessary to accomplish the purposes as to which it was created. Subject to approval of Participating Trusts which own at least a majority of the outstanding units of any Investment Fund, the Trustees may (a) sell the assets of such Investment Fund to another trust or corporation in exchange for cash or securities of such trust or corporation, and distribute such cash or securities, ratably among the Participating Trusts which own the units of such Investment Fund; or (b) sell and convert into money the assets of such Investment Fund and distribute the proceeds or such assets ratably among the Participating Trusts which own the units of such Investment Fund.

                         Upon  completion of  the distribution  of the remaining
                  proceeds or the remaining assets of any Investment Fund, the Fund will terminate as to that Investment Fund and the Trustees will be discharged of any and all further liabilities and duties and the right, title and interest of all parties will be canceled and discharged.

                  CUSTODIAN

                  The Chase Manhattan Bank, N.A., Chase Metro Tech Center, Brooklyn, New York 11245, acts as custodian of the assets of the Short-Term Investment Fund, the Intermediate-Term Bond Fund, the Actively Managed Bond Fund, the Dedicated Bond Fund and the International Equity Fund. Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, acts as custodian of the assets of the Core Equity Fund, the Emerging Growth Equity Fund and the Value Equity Fund.

                  LITIGATION

                  The Fund currently is not involved in any material pending litigation.

                  EXPENSES


                  All fees and expenses incurred in the administration of the Fund, other than expenses relating to the administration of Plans of Participation, are charged to the Fund. Expenses relating to the administration of Plans of Participation are charged to Full Participating Employers. Expenses relating to the administration of Individual Retirement Accounts are charged to Individual Retirement Accountholders. Examples of expenses relating to the administration of Plans of Participation and Individual Retirement Accounts are general overhead expenses (other than for investment), particular expenses arising from services to particular Plans of Participation and Individual Retirement Accounts which are recorded on the basis of time records maintained by the Service Company and actuarial expense. Expenses chargeable to the Fund which are directly attributable to a particular Investment Fund are charged to that Fund's operations. Expenses which are not attributable to a particular Investment Fund are allocated among the Investment Funds on bases which are deemed equitable by the Trustees. The expenses of each of the eight Investment Funds as a percentage of average net assets were as follows for the Fund's fiscal year ended September 30, 1996: Core Equity Fund (0.92%); Emerging Growth Equity

                  Fund (1.91%); Value Equity Fund (1.20%); International Equity Fund (1.93%); Actively Managed Bond Fund (0.80%); Intermediate-Term Bond Fund (0.98%); Short-Term Investment Fund (0.80%) and Dedicated Bond Fund (.00%).


                  PERFORMANCE INFORMATION

                  Each Investment Fund's performance may be quoted in advertising in terms of total return. Total returns are based on historical results and are not intended to indicate future performance. Total returns are based on the overall dollar or percentage change in value of a hypothetical investment in an Investment Fund. Each Investment Fund's total return shows its overall change in value, including changes in Unit price. A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns for more than one year tend to smooth out variations in returns, they are not the same as actual year-by-year results.

                         The performance of an Investment  Fund, as well as  the
                  composite performance of all bond funds and all equity funds, may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morning Star, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of their rankings in each applicable universe.

                         In addition, the Fund may use performance data reported
                  in financial and industry publications, including BARRON'S, BUSINESS WEEK, FORBES, INVESTOR'S DAILY, IBC/DONOGHUE'S MONEY FUND REPORT, MONEY MAGAZINE, THE WALL STREET JOURNAL and USA TODAY.

COUNSEL AND AUDITORS
                  Shereff, Friedman, Hoffman & Goodman, LLP, 919 Third Avenue, New York, New York, 10022, serves as counsel for the Fund. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York, 10017, have been selected as auditors of the Fund.

                         NO PERSON HAS  BEEN AUTHORIZED IN  CONNECTION WITH  THE
                  OFFERING MADE HEREBY TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED.

APPENDIX
                  Description of Moody's Investors Service, Inc.'s long-term debt ratings of A or better:

                             Aaa -- Bonds which are  rated Aaa are judged to  be
                      the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                             Aa -- Bonds which are rated Aa are judged to be  of
                      high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

                             A -- Bonds which are rated A possess many favorable
                      investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Description of Standard & Poor's Corporation's corporate debt ratings of A or better:

                             AAA  --  Debt  rated  AAA  has  the  highest rating
                      assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                             AA  -- Debt rated AA has  a very strong capacity to
                      pay interest and repay principal and differs from the highest rated issues only in small degree.

                             A  -- Debt  rated A  has a  strong capacity  to pay
                      interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                  Description of Fitch Investors Service, Inc.'s corporate debt ratings of A or better:

                             AAA  --  AAA  rated  bonds  are  considered  to  be
                      investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                             AA  --  AA  rated   bonds  are  considered  to   be
                      investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.

                             A  -- A rated bonds are considered to be investment
                      grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  Description of Moody's Investors Service, Inc.'s commercial paper rating of Prime-1:

                             Prime-1   --  Issuers  rated  Prime-1  (or  related
                      supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

                              -- Leading  market  positions  in well-established
                                 industries.

                              -- High rates of return on funds employed.

                              -- Conservative  capitalization  structures   with
                                 moderate reliance on debt and ample asset protection.

                              -- Broad margins  in  earnings coverage  of  fixed
                                 financial   charges  and   high  internal  cash
                                 generation.

                              -- Well-established access to a range of financial
                                 markets  and  assured   sources  of   alternate
                                 liquidity.

                  Description of Standard & Poor's Corporation commercial paper ratings of A-1 or better:

                             A-1 --  This highest  rating designation  indicates
                      that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

PROSPECTUS

CORE EQUITY FUND
VALUE EQUITY FUND
EMERGING GROWTH EQUITY FUND
INTERNATIONAL EQUITY FUND
ACTIVELY MANAGED BOND FUND
INTERMEDIATE-TERM BOND FUND
SHORT-TERM INVESTMENT FUND
DEDICATED BOND FUND


JANUARY 28, 1997

1997


BROKER/DEALER:

[Logo]

RETIREMENT SYSTEM
Distributors Inc.

317 Madison Ave.
New York, NY 10017-5397

                                                                File No. 2-95074

                       STATEMENT OF ADDITIONAL INFORMATION

                              RSI RETIREMENT TRUST

                                JANUARY 28, 1997

       This Statement of Additional Information sets forth certain information with respect to units offered by RSI Retirement Trust ("Fund"), an open-end diversified management investment company.

       The Fund is a no load series mutual fund that currently offers eight investment funds with each having its own investment objectives and investment strategies. The Fund is designed for the investment of funds held in trusts which are exempt from taxation under Section 501(a) of the Internal Revenue Code of 1986, as amended ("Code") and which have been established by Eligible Employers to effectuate pension or profit sharing plans which are qualified under Section 401(a) of said Code. Eligible Employers are corporations or associations organized under the laws of any state or of the United States, organizations which are controlling, controlled by, or under common control with such eligible employers or the members of which consist solely of some or all of such organizations, or organizations which are determined by the Trustees of the Fund to have business interests in common with other organizations participating in the Fund or self-employed individuals; provided, however, that the participation in the Fund of any self-employed individual or of any corporation or association which is not a bank, savings bank, credit union or savings and loan association, or controlling, controlled by, or under common control with a bank, savings bank, credit union or savings and loan association, shall be subject to the approval of the Trustees of the Fund.

       The Fund is also designed for the investment of funds held in Individual Retirement Accounts (IRAs) which are exempt from taxation under Section 408(e) of the Code and which have been established by individual retirement accountholders to effectuate an individual retirement trust or custodial agreement which is maintained in conformity with Section 408(a) of the Code. Individual retirement accountholders are individuals for whom an Individual Retirement Account has been established; provided, however, that participation in the Fund of such arrangement shall be subject to the approval of the Trustees of the Fund.

                                 ---------------

       THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THE INFORMATION HEREIN SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS DATED JANUARY 28, 1997, A COPY OF WHICH MAY BE OBTAINED BY WRITING TO RSI RETIREMENT TRUST, 317 MADISON AVENUE, NEW YORK, NEW YORK 10017, ATTENTION:
STEPHEN P. POLLAK, ESQ.

                                TABLE OF CONTENTS


                                                                        PAGE
                                                                        ----

The Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . .   10

Distribution Agreement . . . . . . . . . . . . . . . . . . . . . . . .   12

Administration of The Fund . . . . . . . . . . . . . . . . . . . . . .   12

Control Persons and Principal Unitholders. . . . . . . . . . . . . . .   18

Investment Managers. . . . . . . . . . . . . . . . . . . . . . . . . .   19

Brokerage Allocation and Portfolio Turnover. . . . . . . . . . . . . .   21

Counsel and Auditors . . . . . . . . . . . . . . . . . . . . . . . . .   24

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . .   24

                                    THE FUND


     The Fund is a trust which was established by individual trustees under the laws of the State of New York pursuant to an Agreement and Declaration of Trust made as of October 22, 1940. The Agreement and Declaration of Trust, as amended from time to time, is referred to as the "Agreement and Declaration of Trust". The term "Trustees", as used herein, refers to the trustees acting from time to time under the Agreement and Declaration of Trust in their capacity as such. Except as otherwise specifically provided herein, the term "Trustees", as used herein, is not meant to refer to the trustees of Participating Trusts (SEE, "The Fund" in the Prospectus) in their capacity as such, although the trustees of Full Participating Trusts (SEE, "Investments in the Fund -- Full Participating Trusts" in the Prospectus) are one and the same as the trustees under the Agreement and Declaration of Trust. The Agreement and Declaration of Trust was amended effective as of August 31, 1984 to provide for the continued operation of the Fund as an open-end diversified investment company under the name of Retirement System for Savings Institutions. Prior to such date the Fund had been known as The Savings Banks Retirement System.

     Effective August 1, 1990 the Fund consummated a reorganization ("Reorganization") in order to further enhance the long-term viability of the Fund and realize value for the Participating Trusts. The Reorganization was effected through a transfer of the Fund's operating assets and business (E.G., office furniture, computers and files) and certain intangible assets (I.E., reorganization costs) to subsidiaries of Retirement System Group Inc. ("System"), in exchange for shares of the common stock of the System, and the spin-off of the System through the allocation of such shares to the Participating Trusts ("Distributed Shares"), all pursuant to the Agreement and Plan of Reorganization, dated as of March 22, 1990, as amended ("Reorganization Agreement"), between the System and the Fund. Thus, immediately following the consummation of the Reorganization ("Closing"), the Participating Trusts owned all of the outstanding shares of the System's common stock while at the same time retaining units in the Fund's Investment Funds (as hereinafter defined). Pursuant to the Reorganization Agreement, the System and its subsidiaries assumed certain of the liabilities of the Fund, including liabilities under two Participating Trusts which were sponsored by the Fund for its own employees. In connection with the Reorganization, the Fund changed its name to RSI Retirement Trust effective August 1, 1990.

     As a condition to receipt of its Distributed Shares, each Participating Trust was required to enter into a stockholders' agreement with the System, the Fund, the Service Company and a trustee/custodian which provides for, among other things, (a) significant restrictions on transfers of the common stock, (b) opportunities for Participating Trusts to dispose of their Distributed Shares in an initial offer period following the Closing and during three subsequent offer periods and (c) opportunities for members of the System's Board of Directors and management and certain other persons to acquire shares of the common stock from Participating Trusts during such offer periods and/or directly from the System.

     The Fund also entered into an investment management agreement with a subsidiary of the System, Retirement System Investors Inc. ("Investors Inc."), effective at the Closing. This agreement was superseded by a new Investment Management Agreement, effective August 1, 1993, pursuant to which Investors Inc. manages the assets of each of the Investment Funds of the Fund. SEE, "Investment Managers" in this Statement of Additional Information.

     The Fund also entered into a service agreement ("Service Agreement") with a subsidiary of the System, Retirement System Consultants Inc. ("Service Company"), effective at the Closing. Pursuant to the Service Agreement, the Service Company provides the Fund with general administrative and related services necessary to carry on the affairs of the Fund. SEE, "Administration of the Fund -- Service Agreement" in the Prospectus.

     The Fund also entered into a distribution agreement ("Distribution Agreement") with a subsidiary of the System, Retirement System Distributors Inc. ("Broker-Dealer"), effective at the Closing. Pursuant to the Distribution Agreement, the Broker-Dealer distributes and promotes the sale of units in the Fund's Investment Funds. SEE, "Distribution Plan" in this Statement of Additional Information.

     The Fund is registered with the Securities and Exchange Commission ("Commission") as an open-end diversified management investment company. Registration of the Fund with the Commission does not mean that the Commission has approved the Fund's investment objectives and policies or passed upon the merits of the offering of beneficial interests in the Fund.

     The Fund is currently offering eight investment funds ("Investment Funds"), each with a different set of investment objectives and policies: Core Equity Fund, Emerging Growth Equity Fund, Value Equity Fund, International Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund, Short-Term Investment Fund and Dedicated Bond Fund. There can be no assurance that the investment objective of any Investment Fund can be attained. The term "investment manager" as used herein in reference to any Investment Fund means the investment manager acting for such fund or any segment thereof.

YIELD

     The yield of each Investment Fund is calculated by dividing the net investment income per unit (as described below) earned by the Investment Fund during a 30-day (or one month) period by the net asset value per unit on the last day of the period and analyzing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Investment Fund's net investment income per unit earned during the period is based on the average daily number of units outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period. This calculation can be expressed as follows:

                               _                   _
                              |    /        \ 6     |
          Yield     =    2    |   | a-b + 1 |    -1 |
                              |   | ---     |       |
                              |   | cd      |       |
                              |_   \       /       _|


          Where: a = dividends and interest earned during the period

                     b = expenses accrued for the period

                     c = the average daily number of units outstanding during the period that were entitled to receive dividends

                     d = the net asset value per unit on the last day of the period

     Except as noted below, for the purpose of determining net investment income earned during the period (variable "a" in the formula), interest earned on debt obligations held by an Investment Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, based on the purchase price (plus actual accrued interest), dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by an Investment Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

     The yields on certain obligations, including instruments such as commercial paper and bank obligations, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's Investors Service and Standard & Poor's Corporation represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by an Investment Fund, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such event, the investment manager will consider whether the Investment Fund should continue to hold the obligation.

     For the 30-day period ended September 30, 1996, the yield for each Investment Fund as to which performance may be quoted in advertising was as follows:



     INVESTMENT FUNDS                                       Yield
     ----------------                                       -----

     Core Equity Fund                                       1.74%
     Emerging Growth Equity Fund                           -1.11%
     Value Equity Fund                                      1.57%
     International Equity Fund                              0.07%
     Short-Term Investment Fund                             4.12%
     Intermediate-Term Bond Fund                            5.58%
     Actively Managed Bond Fund                             6.13%

TOTAL RETURN

     Average annual total return quotes ("Standardized Return") used in an Investment Fund's performance are calculated according to the following formula:

                n
        P(1 + T) = ERV
     where:   P  = a hypothetical initial payment of $1,000
              T  = average annual total return
              n  = number of years (exponent)
            ERV  = ending redeemable value of a hypothetical $1,000 payment made at the beginning of that period.

     Under the foregoing formula, the time periods used will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication and will cover one, three, five and ten year periods or a shorter period dating from the effectiveness of an Investment Fund's registration statement. Average annual total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period.

     An Investment Fund also may include in advertising total return performance data that are not calculated according to the formula set forth above in order to compare more accurately the Investment Fund's performance with other measures of investment return. For example, an Investment Fund may calculate total return for specified periods of time by assuming the investment of $1,000 in Investment Fund units. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value.

     Set forth below are the average annual total returns for the periods ending September 30, 1996 and December 31, 1996 for each of the Investment Funds as to which performance may be quoted in advertising. Total returns are based on historical results and are not intended to indicate future performance. Total returns are based on the overall dollar or percentage change in value of a hypothetical investment in an Investment Fund. Each

Investment Fund's total returns show its overall change in value, including changes in unit price. A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. (Footnotes are indicated at the end of the tables.)

                           Net Investment Performance+


                     For Periods Ending September 30, 1996:

                                                  Annualized
                              --------------------------------------------------
                                                                 Since Inception
                          1 Year    3 Years   5 Years   10 Years   13-3/4 Years
                          ------    -------   -------   -------- ---------------
  EQUITY FUNDS
  RSI Retirement Trust:
  Core                    21.11%    17.93%    15.37%    13.94%     16.03%
  Emerging Growth         27.56%    23.60%    23.51%    16.03%     16.43%
  Value                   21.58%    14.42%    13.05%    11.09%     12.03%
  International           12.42%     9.61%     9.11%     8.11%        --

                                                  Annualized
                              --------------------------------------------------
                                                                 Since Inception
                           1 Year    3 Years  5 Years   10 Years   13-3/4 Years
                           ------    -------  -------   -------- ---------------
  FIXED-INCOME FUNDS
  Short-Term               4.82%     4.32%    3.80%     5.54%      6.55%
  Intermediate-Term        4.64%     4.13%    6.17%     7.44%      9.11%
  Actively Managed         4.09%     3.93%    7.21%     7.60%      9.45%


                                                  Annualized
                           -----------------------------------------------------
                                                                 Since Inception
                           1 Year   3 Years    5 Years    10 Years  13-3/4 Years
                           ------   -------    -------    --------  ------------

  TOTAL FUNDS
  RSI Retirement Trust Plan
  Category:**
  Conservative Risk           11.74%    N/A         N/A         N/A       N/A
  Tolerance
  Positive Risk Tolerance     14.24%   11.45%     11.80%     10.72%    12.29%

                      For Periods Ending December 31, 1996:

                                                Annualized
                              --------------------------------------------------
                                                                    Since Inception
                             1 Year  3 Years    5 Years   10 Years     14 Years*
                             ------  -------    -------   --------     --------

EQUITY FUNDS
RSI Retirement Trust
Core                          21.53%    19.95%    15.15%     14.13%     16.27%

Emerging Growth               27.09%    23.41%    21.37%     16.14%     16.18%

Value                         25.90%    18.58%    14.34%     12.12%     12.60%

International                 10.86%     7.90%     9.15%      7.48%          -


FIXED-INCOME FUNDS
RSI Retirement Trust:
Short-Term                   4.70%     4.49%     3.79%     5.52%        6.52%

Intermediate-Term            4.02%     4.94%     5.68%     7.36%        9.13%

Actively Managed             3.15%     5.16%     6.65%     7.60%        9.51%


TOTAL FUNDS
RSI Retirement Trust Plan
Category:**
Positive Risk Tolerance      14.21%    12.79%    11.42%     10.86%     12.40%

Conservative Risk Tolerance  11.54%      --        --         --        --


     + All performance results shown are net of management fees and all related investment expenses, unless otherwise footnoted.

     *  The International Equity Fund was started on May 1, 1984.

     ** The performance information of these two categories reflects asset allocation strategies employed by the Board of Trustees of RSI Retirement Trust with respect to those employee benefit plans over which the Board of Trustees has investment discretion. The asset allocation strategies are designed to take into account the differing levels of risk tolerance of such plans. Effective November 1, 1994, the Trust maintains two active Tolerance for Risk Categories --- Conservative (which replaced the former Low and Average Tolerance for Risk Categories) and Positive. As a result of this change only the Positive Tolerance for Risk Category maintained continuity with a previous risk category regarding asset mix and performance results.

OTHER INFORMATION

     The performance of an Investment Fund, as well as the composite performance of all fixed-income funds and all equity funds, may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of their rankings in the applicable Lipper Mutual Funds Universes. These Lipper Universes are as follows: The Lipper General Equity Funds Universe for the Core Equity Fund and the Value Equity Fund; the Lipper Small Company Growth Funds Universe for the Emerging Growth Equity Fund; the Lipper International Funds Universe for the International Equity Fund; the Lipper Fixed Income Funds Universe for the Actively Managed Fixed-Income Fund; and the Lipper (one to five year maturity) Investment Grade Funds Universe for the Intermediate-Term Fixed-Income Fund. In addition, an Investment Fund may use performance data reported in financial and industry publications, including BARRON'S, BUSINESS WEEK, FORBES, INVESTOR'S DAILY, IBC/DONOGHUE'S MONEY FUND REPORT, MONEY MAGAZINE, THE WALL STREET JOURNAL AND THE NEW YORK TIMES.


                             INVESTMENT RESTRICTIONS

     The following restrictions and fundamental policies cannot be changed for any Investment Fund without the approval of the holders of a majority of the outstanding units of the affected Investment Fund or Funds. Each Investment Fund may not:

     (a) With respect to at least 75% of the value of any Investment Fund's total assets, purchase securities of any issuer (except securities issued or guaranteed as to principal or interest by the United States government, its agencies or instrumentalities) if as a result more than 5% of the value of the total assets of such Investment Fund would be invested in the securities of such issuer or all Investment Funds together would own more than 10% of the outstanding voting securities of such issuer; for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security;

     (b) Invest in companies for the purpose of exercising control or management, except a company all the stock of which is owned by the Fund and which provides administrative services to the Fund and others;

     (c) Borrow money in any Investment Fund except for temporary emergency purposes and then only in an amount not exceeding 5% of the value of the total assets of that Investment Fund;

     (d) Pledge, mortgage or hypothecate the assets of any Investment Fund to any extent greater than 10% of the value of the total assets of that Investment Fund;

     (e)    Issue senior securities;

     (f)    Underwrite any issue of securities;

     (g) Purchase or sell real estate, but this shall not prevent investments in instruments secured by real estate or interest therein or in marketable securities of issuers which invest in real estate or engage in real estate operations;

     (h) Make loans to other persons, except the Fund may make time or demand deposits with banks, may purchase bonds, debentures or similar obligations that are publicly distributed or of a type customarily purchased by institutional investors, may loan portfolio securities and may enter into repurchase and reverse repurchase agreements;

     (i) Purchase securities (other than stock index futures contracts and futures contracts on financial instruments and related options) on margin or make short sales of securities;

     (j) Purchase or sell commodities or commodity contracts except futures contracts on financial instruments, such as bank certificates of deposit and United States Treasury securities, foreign currencies and stock indexes;

     (k) Invest in securities of other investment companies except as part of a merger, consolidation, reorganization or purchase of assets approved by the Trust Participants;

     (l) Participate on a joint or joint and several basis in any securities trading account;

     (m) Purchase from or sell portfolio securities to its Trustees, officers or other "interested persons" (as defined in the Investment Company Act of 1940, as amended ("Investment Company Act")) of the Fund, except as permitted by the Investment Company Act or any rules or orders thereunder;

     (n) Purchase any securities in an Investment Fund that would cause 25% or more of the value of that Investment Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry (as defined by Standard & Poor's); except that there is no limitation in any Investment Fund with respect to investments in obligations issued or guaranteed by the United States government or its agencies or instrumentalities; or

     (o) Invest the assets of any Investment Fund in nonmarketable securities (including repurchase agreements and time deposits maturing in more than seven days but excluding master demand notes and other securities payable on demand) to any extent greater than 10% of the value of the total assets of that Investment Fund. If through the appreciation of nonmarketable securities, or the depreciation of marketable securities, an Investment Fund has more than 10% of its assets invested in nonmarketable securities, the Investment Fund will reduce its holdings of nonmarketable securities to 10% or less of its total assets as soon as practicable consistent with the objective of limiting any loss that may be sustained upon such reduction.

     Except as stated in (o) above, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.


                             DISTRIBUTION AGREEMENT

     Pursuant to the Distribution Agreement, the Broker-Dealer will distribute and promote the sale of units in the Fund's Investment Funds.

     The Broker-Dealer is not paid a fee for its services under the Distribution Agreement, which was approved, effective August 1, 1993, by a vote of Trust Participants on July 31, 1993.

     The Distribution Agreement was initially effective until July 31, 1995, and will remain in effect from year to year thereafter if such continuance is approved in the manner required under the Investment Company Act. The Distribution Agreement may be terminated by the Fund or the Broker-Dealer without penalty, on not more than 60 days' nor less than 30 days' written notice. The Distribution Agreement will also terminate automatically in the event of its "assignment" (as defined in the Investment Company Act).


                           ADMINISTRATION OF THE FUND

     An important function of the Trustees is the selection of investment managers for the Investment Funds and the review and evaluation of their performance.

     The Trustees periodically evaluate the performance of the investment managers and review the continued appropriateness of the structure of the Investment Funds. The Trustees also periodically evaluate the allocation of assets among Investment Classifications

(SEE, "Investments In the Fund -- Full Participating Trusts" in the Prospectus) and among Investment Funds and guidelines of investment for all Plans.


INFORMATION REGARDING EXECUTIVE OFFICERS AND TRUSTEES

     The Fund has 11 Trustees who are elected for staggered terms of three years each. The officers of the Fund are the President, one or more Vice Presidents, a Secretary, a Treasurer and an Auditor. The Fund currently has five standing committees: an Audit Committee, a Board Affairs Committee, an Investment Committee, a Nominating Committee, and a Proxy Committee. These committees meet from time to time between meetings of the Trustees to consider matters concerning the Fund. A majority of the Trustees are not "interested persons" of the Fund within the meaning of the Investment Company Act.

     The Fund pays to each of the Trustees who is not an officer of the Fund a fee of $950 for each board meeting and each committee meeting which they attend. A fee of $400 is paid to each non officer Trustee who participates in a telephonic meeting. In addition, the Fund pays to each Trustee who is not an officer of the Fund an annual fee of $9,500. Trustees may elect to defer to a future date a portion of such fees under a deferred compensation plan provided by the Fund under Section 457 of the Code.

     The Trustees hold six regular meetings a year. During the Fund's fiscal year ended September 30, 1996, total Trustee compensation amounted to $152,750. The Trustees and officers are reimbursed for their reasonable expenses incurred in attending meetings or otherwise in connection with their attention to the affairs of the Fund. During the Fund's fiscal year ended September 30, 1996, the total of such reimbursed expenses was $16,384.

     The Fund does not provide Trustees and officers, directly or indirectly, with any pension or retirement benefits for their services to the Fund. William Dannecker, the President of the Fund, is an officer of the System, the Service Company and the Broker-Dealer and receives compensation in such capacities. James P. Coughlin, Executive Vice President of the Fund, is an officer of the System and Investors Inc. and receives compensation in such capacities. Stephen
P. Pollak, Executive Vice President, Counsel and Secretary of the Fund, is an officer of the System, Investors Inc., the Broker-Dealer and the Service Company, and receives compensation in such capacities. John F. Meuser, Senior Vice President and Treasurer of the Fund, is an officer of the System and Investors Inc., and receives compensation in such capacities.

     The Trustees of the Fund received the compensation shown below for services to the Fund during the fiscal year ended September 30, 1996. Fund officers received no compensation from the Fund during the fiscal year ended September 30, 1996:

                                                                PENSION OR
                                                                RETIREMENT
                                                              BENEFITS ACCRUED
                                 AGGREGATE COMPENSATION       AS PART OF FUND
    NAME OF TRUSTEE                  FROM THE FUND                 EXPENSES
    ---------------                  ------------------       --------------

    Herbert G. Chorbajian               $14,475.00                  $- 0 -

    Candace Cox                          15,675.00*                  - 0 -

    William Dannecker                       -0-                      - 0 -

    Eugene C. Ecker                      12,725.00                   - 0 -

    Covington Hardee                     15,075.00*                  - 0 -

    Ralph L. Hodgkins, Jr.               14,675.00                   - 0 -

    Maurice E. Kinkade                   14,675.00*                  - 0 -

    William G. Lillis                    14,775.00*                  - 0 -

    William L. Schrauth                  18,275.00                   - 0 -

    William E. Swan                      13,025.00*                  - 0 -

    Raymond L. Willis                    19,375.00                   - 0 -


     The executive officers of the Fund, each of whose address is c/o RSI Retirement Trust, 317 Madison Avenue, New York, New York 10017, their principal occupations for the last five years and their affiliations, if any, with the Fund are set forth below.

* Aggregate compensation includes amounts deferred under the Fund's Section 457 Deferred Compensation Plan. The total amount of deferred compensation payable under the Plan as of September 30, 1996 is as follows: Ms. Cox ($81,963); Mr. Hardee ($41,886); Mr. Kinkade ($117,698); Mr. Lillis
($25,638); and Mr. Swan ($5,017).

                                            PRINCIPAL OCCUPATION
                        POSITIONS           FOR LAST FIVE YEARS AND
NAME                    WITH FUND           AFFILIATION WITH FUND

William Dannecker       President and       President and Chief Executive
                        Trustee             Officer of Retirement System Group
                                            Inc. since January 1990 and Director
                                            since March 1989; President of
                                            Retirement System Consultants Inc.
                                            since January 1990 and Director
                                            since March 1989; Director of
                                            Retirement System Investors Inc.
                                            since March 1989; President of
                                            Retirement System Distributors Inc.
                                            since December 1990 and Director
                                            since July 1989; Director of RSG
                                            Insurance Agency Inc. since March
                                            1996; President of Retirement System
                                            Fund Inc. since February 1991 and
                                            Director since November 1990.

James P. Coughlin       Executive Vice      Executive Vice President and Chief
                        President           Investment Officer of Retirement
                                            System Group Inc. since January
                                            1993, Senior Vice President -
                                            Investments from January 1990 to
                                            December 1992, Chief Investment
                                            Officer since January 1991 and
                                            Director since May 1990; President
                                            of Retirement System Investors Inc.
                                            since February 1990; Senior Vice
                                            President of Retirement System Fund
                                            Inc. since February 1991; President
                                            of Retirement System Distributors
                                            Inc. from February 1990 to December
                                            1990.

                                            PRINCIPAL OCCUPATION
                        POSITIONS           FOR LAST FIVE YEARS AND
NAME                    WITH FUND           AFFILIATION WITH FUND

Stephen P. Pollak       Executive Vice      Executive Vice President, Counsel
                        President, Counsel  and Secretary of Retirement System
                        and Secretary       Group Inc. since January 1993,
                                            Senior Vice President, Counsel and
                                            Secretary from January 1990 to
                                            December 1992, Director since March
                                            1989; President and Director of RSG
                                            Insurance Agency Inc. since March
                                            1996; Vice President and Secretary
                                            of Retirement System Consultants
                                            Inc. since January 1990 and Director
                                            since March 1989; Vice President and
                                            Secretary of Retirement System
                                            Distributors Inc. since February
                                            1990 and Director since July 1989;
                                            Vice President and Secretary of
                                            Retirement System Investors Inc.
                                            since February 1990 and Director
                                            since March 1989; Senior Vice
                                            President, Counsel and Secretary of
                                            Retirement System Fund Inc. since
                                            February 1991 and Director since
                                            November 1990.

John F. Meuser          Senior Vice         Senior Vice President of Retirement
                        President and       System Group Inc. since January
                        Treasurer           1996, Vice President from January
                                            1993 to December 1995, First Vice
                                            President from August 1990 to
                                            December 1992; Financial and
                                            Operations Principal since October
                                            1993 and Registered Representative
                                            since February 1990 of Retirement
                                            System Distributors Inc.;  Vice
                                            President of Retirement System

                                            PRINCIPAL OCCUPATION
                        POSITIONS           FOR LAST FIVE YEARS AND
NAME                    WITH FUND           AFFILIATION WITH FUND

John F. Meuser (Cont'd)                     Investors Inc. since February 1990;
                                            Senior Vice President and Treasurer
                                            of Retirement System Fund Inc. since
                                            October 1996 and Vice President and
                                            Treasurer since October 1992.


      No officer of the Fund receives any remuneration directly from the Fund for service to the Fund.

                    CONTROL PERSONS AND PRINCIPAL UNITHOLDERS

      No person controls the Fund.


      The Plan of Participation of each of the Trust Participants listed below owned of record and beneficially five percent or more of the Fund's outstanding units and each of the Investment Fund's outstanding units, as of December 31, 1996:
      Name                                                      Percentage
      ----                                                      ----------

FUND (CONSIDERED AS A WHOLE):
  The Long Island Savings Bank, FSB                               8.64%
  GreenPoint Bank                                                 5.91

CORE EQUITY FUND:
  The Long Island Savings Bank, FSB                               8.91
  GreenPoint Bank                                                 6.48
  ALBANK, FSB                                                     5.08

EMERGING GROWTH EQUITY FUND:
  The Long Island Savings Bank, FSB                               8.39

VALUE EQUITY FUND:
  The Long Island Savings Bank, FSB                               9.15
  GreenPoint Bank                                                 6.59
  ALBANK, FSB                                                     5.18
  Ridgewood Savings Bank                                          5.09

INTERNATIONAL EQUITY FUND:
  The Long Island Savings Bank, FSB                              13.01
  ALBANK, FSB                                                     7.37
  Republic National Bank                                          6.17

SHORT-TERM INVESTMENT FUND:
  Independence Savings Bank                                      18.38
  North Fork Bank                                                12.71
  Roosevelt Savings Bank                                          8.54
  Institutional Group Information Corp.                           6.58


INTERMEDIATE-TERM BOND FUND:
  The Long Island Savings Bank, FSB                               9.17
  GreenPoint Bank                                                 7.30
  ALBANK, FSB                                                     5.19

      Name                                                      Percentage
      ----                                                      ----------

ACTIVELY MANAGED BOND FUND:
  The Long Island Savings Bank, FSB                               9.73
  GreenPoint Bank                                                 7.76
  ALBANK, FSB                                                     5.51


      The addresses of these Trust Participants are as follows: ALBANK, FSB, 10 North Pearl Street, Albany, New York 12207; GreenPoint Bank, 41-60 Main Street, Flushing, New York 11355; Independence Savings Bank, 195 Montague Street, Brooklyn, New York 11201; Institutional Group Information Corp., 1000 Northern Blvd., Great Neck, New York 11021-5305; The Long Island Savings Bank, FSB, 201 Old Country Road, Melville, New York 11747-2724; North Fork Bank, 275 Broad Hollow Road, Melville, New York 11747-2724; Republic National Bank, 452 5th Avenue, New York, New York 10018; Ridgewood Savings Bank, Myrtle & Forest Aveneus, Ridgewood, New York 11385; Roosevelt Savings Bank, 1122 Franklin Avenue, Garden City, New York 11530.


      No Trustee or officer of the Fund in his individual capacity owns any of the outstanding units of the Fund.



                               INVESTMENT MANAGERS

      Investors Inc. serves as investment manager for each Investment Fund pursuant to an Investment Management Agreement dated August 1, 1993. Investors Inc. has retained sub-investment adviser for the Emerging Growth Equity Fund, (Friess Associates, Inc. ("Friess") and The Putnam Advisory Company, Inc. ("Putnam")), and the International Equity Fund (Morgan Grenfell Investment Services Limited ("Morgan Grenfell")), pursuant to Sub-Investment Advisory Agreements dated August 1, 1993. Prior to August 1, 1993, each such sub-investment adviser served directly as investment adviser to the respective Investment Funds.


      With respect to investment managers who received fees from the Fund for services provided during the last three fiscal years, the Fund incurred charges of the following total dollar amounts for the periods indicated:

      Friess was paid $463,736 for the fiscal year ended September 30, 1996, $348,890, for the fiscal year ended September 30, 1995 and $276,376 for the fiscal year ended September 30, 1994. The Fund paid $92,764 to Investors Inc. for the fiscal year ended September 30, 1996, $65,616 for the fiscal year ended September 30, 1995 and $223,561 for the fiscal year ended September 30, 1994 with respect to the Emerging Growth Equity Fund.

      Morgan Grenfell was paid $219,603 for the fiscal year ended September 30, 1996, $172,841 for the fiscal year ended September 30, 1995 and $155,490 for the fiscal year ended September 30, 1994. The Fund paid $73,447 to Investors Inc. for the fiscal year ended September 30, 1996, $57,212 for the fiscal year ended September 30, 1995 and $205,790 for the fiscal year ended September 30, 1994 with respect to the International Equity Fund.

      Putnam was paid $314,530 for the fiscal year ended September 30, 1996, $245,401 for the fiscal year ended September 30, 1995 and $217,230 for the fiscal year ended September 30, 1994. The Fund paid $69,582 to Investors Inc. for the fiscal year ended September 30, 1996, $49,308 for the fiscal year ended September 30, 1995 and $172,291 for the fiscal year ended September 30, 1994 with respect to the Emerging Growth Equity Fund.

      NFJ Investment Group ("NFJ") was an adviser to the Value Equity Fund between June 15, 1992 and March 31, 1995. NFJ was paid $80,207 for the period October 1, 1994 through March 31, 1995 and $171,038 for the fiscal year ended September 30, 1994. The Fund paid $115,806 to Investors Inc. for the period October 1, 1994 through March 31, 1995 and $276,053 for the fiscal year ended September 30, 1994 with respect to this Fund.

      The Fund incurred charges from Investors Inc. as investment manager of the Core Equity Fund of $1,064,643 for the fiscal year ended September 30, 1996, $847,061 for the fiscal year ended September 30, 1995 and $757,174 for the fiscal year ended September 30, 1994.

      The Fund incurred charges from Investors Inc. as investment manager of the Actively Managed Bond Fund of $489,590 for the fiscal year ended

      September 30, 1996, $455,073 for the fiscal year ended September 30, 1995 and $466,183 for the fiscal year ended September 30, 1994.

      The Fund incurred charges from Investors Inc. as investment manager of the Intermediate-Term Bond Fund of $303,786 for the fiscal year ended September 30, 1996, $313,881 for the fiscal year ended September 30, 1995 and $335,469 for the fiscal year ended September 30, 1994.

      The Fund incurred charges from Investors Inc. as investment manager of the Value Equity Fund of $215,788 for the fiscal year ended September 30, 1996 and $95,995 for the period April 1, 1995 through September 30, 1995.

      The Fund incurred charges from Investors Inc. as investment manager of the Short-Term Investment Fund of $66,957 for the fiscal year ended
      September 30, 1996, $72,748 for the fiscal year ended September 30, 1995 and $78,858 for the fiscal year ended September 30, 1994.

      The Fund incurred no charges from Retirement System Investors Inc. as investment manager of the Dedicated Bond Fund for the fiscal year ended September 30, 1996. There have been no sales since April 24, 1992.

      The sub-investment advisory relationship with NFJ was terminated on March 31, 1995, and Investors Inc. assumed the portfolio management responsibilities for the Value Equity Fund on April 1, 1995.

                   BROKERAGE ALLOCATION AND PORTFOLIO TURNOVER

      Each investment manager determines the broker to be used, if any, in each specific securities transaction executed on behalf of the Fund with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction, taking into consideration the quality of execution (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying information to an investment manager. The investment information provided to an investment manager is of the type described in
Section 28(e) of the Securities Exchange Act of 1934 and is designed to augment the manager's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by those investment managers to whom such services are furnished in carrying out their investment management responsibilities with respect to all their client accounts and not all such services may be used by such investment managers in connection with the Fund. There may be occasions where the transaction costs charged by a broker may be greater than those which another broker may charge if the investment manager determines in good faith that the amount of such transaction cost is reasonable in relationship to the value of the brokerage and research services provided by the executing broker. No investment manager has entered into agreements with any brokers regarding the placement of securities transactions because of research services they provide.

      The Fund's investment managers deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market or the third market. Investment managers may also purchase listed securities through the third market (I.E., transactions effected off the exchange with brokers). Where securities transactions are executed in the over-the-counter market or third market, each investment manager seeks to deal with primary market makers except in those circumstances where, in their opinion, better prices and executions may be available elsewhere.

      During the Fund's fiscal years ended September 30, 1996, September 30, 1995 and September 30, 1994, the Core Equity Fund paid aggregate brokerage commissions of $34,560, $29,445 and $19,334, respectively; the Emerging Growth Equity Fund paid aggregate brokerage commissions of $175,817, $129,735 and $83,981, respectively; the Value Equity Fund paid aggregate brokerage commissions of $69,947, $73,760 and $70,169, respectively; and the International Equity Fund paid aggregate brokerage commissions of $101,228, $88,119 and $97,095, respectively. The Actively Managed Bond Fund, Intermediate-Term Bond Fund, Short-Term Investment Fund and Dedicated Bond Fund paid no brokerage commissions for the fiscal years ended September 30, 1996, September 30, 1995 and September 30, 1994.

      During the Fund's fiscal years ended September 30, 1996, September 30, 1995 and September 30, 1994, the investment managers allocated to persons or firms supplying investment information to them the following amounts of transactions in portfolio securities of the respective Investment Funds listed below and associated brokerage commissions:

       Name of                   Amount of                      Amount of
    Investment Fund        Portfolio Transactions        Brokerage Commissions
    ---------------        ----------------------        ---------------------

    Core Equity Fund          $9,409,838 (1996)              $10,086   (1996)
                              $1,752,700 (1995)              $ 2,100   (1995)
                              $  508,050 (1994)              $   510   (1994)


    Emerging Growth           $27,883,705 (1996)             $75,930   (1996)
      Equity Fund             $24,637,308 (1995)             $78,829   (1995)
                              $ 9,649,387 (1994)             $36,675   (1994)

    Value Equity              $ 5,922,802 (1996)             $ 8,856   (1996)
      Fund                    $ 6,964,537 (1995)             $25,475   (1995)
                              $12,072,635 (1994)             $24,708   (1994)


    International             $ 8,807,267 (1996)             $26,918   (1996)
      Equity Fund             $ 7,553,606 (1995)             $28,719   (1995)
                              $ 7,279,121 (1994)             $33,604   (1994)


      The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the Investment Company Act) which the Fund has acquired during its most recent fiscal year. As of September 30, 1996, the Fund held repurchase agreements issued by Bear, Stearns & Co., Inc. valued at $15,411,673. Bear Stearns & Co., Inc. is a "regular broker or dealer" of the Fund.

      The annual portfolio turnover rates for each of the eight Investment Funds for the fiscal years ended September 30, 1996 and September 30, 1995, respectively, were as follows: Core Equity Fund (9.95%) and (7.91%), Emerging Growth Equity Fund (150.40%) and (170.54%), Value Equity Fund (61.53%) and (67.06%), International Equity Fund (51.29%) and (51.40%),
Actively Managed Bond Fund (17.14%) and (18.21%), Intermediate-Term Bond Fund (13.20%) and (15.95%), Short-Term Investment Fund (0.00%) and (0.00%) and Dedicated Bond Fund (0.00%) and (0.00%). High portfolio turnover involves correspondingly greater brokerage commissions, other transactions costs and a possible increase in short-term capital gains and losses.

                              COUNSEL AND AUDITORS

      Shereff, Friedman, Hoffman & Goodman, LLP, 919 Third Avenue, New York, New York 10022 serves as counsel for the Fund. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, have been selected as auditors of the Fund.



                              FINANCIAL STATEMENTS


      The financial statements required to be included in this Statement of Additional Information are incorporated herein by reference from the Fund's Annual Report to unitholders for the fiscal year ended September 30, 1996.
Other portions of the Fund's Annual Report, including Highlights of the Year, Chairman's Message and Investment Performance and Asset Values, are not incorporated by reference and therefore do not constitute a part of this Registration Statement. A copy of the Fund's Annual Report may be obtained without charge by writing to RSI Retirement Trust, 317 Madison Avenue, New York, New York 10017, Attention: Stephen P. Pollak, Esq.

                                                      File No. 2-95074

                                        PART C

                                  OTHER INFORMATION

                                 RSI RETIREMENT TRUST

                                   JANUARY 28, 1997



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

    (a)  FINANCIAL STATEMENTS:

           Included in Prospectus:

    -      Condensed Financial Information


           Included in Statement of Additional Information by incorporation by reference from 1996 Annual Report:


    - Report dated November 15, 1996 of McGladrey & Pullen on the combined and individual financial statements of the Core Equity Fund, Emerging Growth Equity Fund, Value Equity Fund, International Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund, Short-Term Investment Fund and Dedicated Bond Fund.


    - Statement of assets and liabilities as of September 30, 1996 for each of the investment funds listed above.


    - Statement of investments as of September 30, 1996 for each of the investment funds listed above.


    - Statement of operations for the year ended September 30, 1996 for each of the investment funds listed above.


    - Statement of changes in net assets for the years ended September 30, 1996 and September 30, 1995 for each of the investment funds listed above.

    The information required under Schedule I is included in the statement of investments.

    Schedule Nos. II-VII and other financial statements for which provision is made in the applicable accounting regulations of the Securities and

    Exchange Commission are omitted because they are not required under the related instructions, they are inapplicable, or the required information is presented in the financial statements or notes thereto.

    (b)    EXHIBITS:

    EXHIBIT NUMBER           DOCUMENT
    --------------           --------

           1.a. Agreement and Declaration of Trust made as of October 22, l940, as amended and restated effective August 1, 1990. (Filed as Exhibit 1 to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A filed on July 27, 1990.)

           1.b. Amendment No. 1 to the Agreement and Declaration of Trust as amended and restated effective August 1, 1990. (Filed as Exhibit 1.b to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed on January 28, 1993.)

           1.c. Amendment No. 2 to the Agreement and Declaration of Trust as amended and restated effective August 1, 1990. (Filed as Exhibit 1.c, to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed on January 30, 1995.)

           2.                Rules and Procedures of the Fund, as amended.
                             (Filed as Exhibit 2 to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A filed on July 27, 1990.)

           3.                None.

           4.                See Exhibits 1.a., 1.b., 1.c. and 2.

           5.a. Investment Management Agreement between the Fund and Retirement System Investors Inc. (Filed as
                             Exhibit 5.a. to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed on January 28, 1994.):

           5.b. Investment Sub-Advisory Agreements between Retirement System Investors Inc. and each of the investment sub-advisers listed below, and
                             Schedule A
                             thereto for each such Agreement, setting forth the terms of its respective compensation:

                             1. Morgan Grenfell Investment Services Limited. (Filed as Exhibit 5.b.1. to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed on January 28, 1994.)

                             2.        Friess Associates, Inc. (Filed as
                                       Exhibit 5.b.2. to Post-Effective
                                       Amendment No. 12 to the Registrant's
                                       Registration Statement on Form N-1A
                                       filed on January 28, 1994.)

                             3. The Putnam Advisory Company, Inc. (Filed as Exhibit 5.b.3. to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed on January 28, 1994.)


           6. Distribution Agreement (Filed as Exhibit 6. to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed on January 28, 1994.)

           7. Retirement System for Savings Institutions Deferred Compensation Plan. (Filed as Exhibit 7.d. to Post-Effective Amendment No. 3 to the Registrant's Statement on Form N-1A filed on January 28, 1988.)

           8.a. Custody Agreement dated as of January 11, 1990 between the Fund and The Chase Manhattan Bank, N.A. (Filed as Exhibit 8.a. to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed on January 24, 1990.)

           8.b. Schedule of Custodial Remuneration for The Chase Manhattan Bank, N.A. (Filed as Exhibit 8.b. to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed on January 24, 1990.)

           8.c. Custody Agreement dated December 21, 1989 between the Fund and Custodial Trust Company. (Filed as
                             Exhibit 8.c. to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed on January 24, 1990.)


           8.d. Schedule of Custodial Remuneration for Custodial Trust Company. (Filed as Exhibit 8.d. to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed on January 24, 1990.)

           9.a. Undertaking Letter. (Filed as Exhibit 9.a. to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A filed on January 28, 1991.)

           9.b. Service Agreement. (Filed as Exhibit 9.b. to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed on January 28, 1994.)

           9.c.              Reorganization Agreement.  (Filed as Exhibit 9.c.
                             to Post-Effective Amendment No. 8 to the
                             Registrant's Registration Statement on Form N-1A filed on July 27, 1990.)

           10.a.             Opinion of Milbank, Tweed, Hadley & McCloy.
                             (Filed as Exhibit 10 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on June 28, 1985.)

           10.b.             Opinion of Shereff, Friedman, Hoffman & Goodman.
                             (Filed herewith.)

           11.a. Consent of McGladrey & Pullen, LLP. (Filed herewith.)

           11.b.             Consent of Milbank, Tweed, Hadley & McCloy.
                             (Filed as Exhibit 11.c. to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on June 28, 1985.)

           12. 1996 Annual Report to Unitholders, including report of Independent Auditors. (Filed on Form N-30D via EDGAR (accession No.
                             0000912057-96-027650) on November 26, 1996.)

           13.               None.

           14.               Not applicable.

           15.               None.

           16. Schedule of Computation of Performance Quotations (unaudited). (Filed as Exhibit 16 to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed on January 28, 1992.)

           17.               Financial Data Schedule.  (Filed as Exhibit 27 on
                             EDGAR.)

           18.               Not applicable.


ITEM 25.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

           Not applicable.




ITEM 26.      NUMBER OF HOLDERS OF SECURITIES.

           As of December 31, 1996 the Fund had 593 record holders of units. The following table sets forth the number of record holders of units for each Investment Fund as of such date.


                                                   Number of
              Investment Fund                    Record Holders
              ---------------                    --------------

              Core Equity Fund                        367
              Emerging Growth Equity Fund             397
              Value Equity Fund                       274
              International Equity Fund               206
              Actively Managed Bond Fund              273
              Intermediate-Term Bond Fund             358
              Short-Term Investment Fund              245
              Dedicated Bond Fund                       0


ITEM 27. INDEMNIFICATION.

           The Agreement and Declaration of Trust provides with regard to indemnification that:

           (a) The Fund shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Fund) by reason of the fact that he is or was a Trustee, employee of the Trustees performing the duties of the Trustees, or officer of the Fund or is or was serving at the request of the Trustees as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the Fund, and, with respect to any criminal action or proceeding, and had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in, or not opposed to, the best interests of the Fund, and, with respect to any criminal action or proceedings that he had reasonable cause to believe that his conduct was unlawful.

           (b) The Fund shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Fund to procure a judgment in its favor by reason of the fact that he is or was a Trustee or officer of the Fund or is or was serving at the request of the Trustees as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Fund; except, however, that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Fund, unless and only to the extent that an appropriate court shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

           (c) To the extent that a Trustee or officer of the Fund has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsection (a) or (b) or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

           (d) Except as provided in subsection (c), any indemnification under subsection (a) or (b) (unless ordered by a court) shall be made by the Fund only as permitted under any applicable provisions of Title I of ERISA, and as authorized in the specific case upon a determination that indemnification of a Trustee or officer is proper in the circumstances because he has met the applicable standard of conduct set forth in subsection (a) or (b). Such determination shall be made (1) by the Trustees by a majority vote of a quorum consisting of members who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or, even if such a quorum is obtainable and such quorum so directs, by independent legal counsel in a written opinion, or (3) by the Trust Participants.

           (e) Expenses (including attorneys' fees) incurred in defending a civil or criminal action, suit or proceeding may be paid by the Fund in advance of the final disposition of such action, suit or proceeding as authorized by the Trustees upon receipt of an undertaking by or on behalf of the Trustees or officer to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Fund as authorized in this Article; provided that such an undertaking must be secured by a surety bond or other suitable insurance.

           (f) The indemnification shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any rule, agreement, vote of Trust Participants or disinterested members of the Trustees or otherwise, both as to action in his official capacity and as to action in any capacity while holding such office, and shall continue as to a person who has ceased to be a Trustee, employee or the Trustee performing the duties of the Trustees, or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

           (g) The Fund may purchase and maintain insurance on behalf of any person who is or was a Trustee or officer of the Fund, or is or was serving at the request of the Trustees as a director or officer of another corporation, or as an official of a partnership, joint venture, Fund or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Fund would have the power to indemnify him against such liability; provided, however, that the Fund shall not purchase or maintain any such insurance in contravention of any applicable provision of Title I of ERISA.

           (h) Anything to the contrary in the foregoing subsections (a) through (g) notwithstanding, no Trustee or officer shall be indemnified against any liability to the Fund or its Participating Trusts to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, and no Trustee, or officer shall be indemnified in any other case in which the Investment Company Act would restrict or prohibit such indemnification.

           In addition, the Fund provides for indemnification of Participating Trusts and Trust Participants under the following conditions:

           In case any Participating Trust or Trust Participant or former Participating Trust or Trust Participant shall be held to be personally liable solely by reason of his being or having been a Participating Trust or Trust Participant and not because of his acts or omissions or for some other reason, the Participating Trust or Trust Participant or former Participating Trust or Trust Participant (or its successor, in the case of the Participating Trust, or his heirs, executors, administrators or other legal representatives in the case of the Trust Participant) shall be entitled out of the Fund to be held harmless from and indemnified against all loss and expense arising from such liability. The Fund shall, upon request by the Participating Trust or Trust Participant, assume the defense of any claim made against any Participating Trust or Trust Participant for any act or obligation of the Fund and satisfy any judgment thereon.

           Insofar as indemnification for liability arising under the Securities Act of l933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

           SEE, "Investment Managers" in the Prospectus and "Investment Managers" in the Statement of Additional Information for a description of the investment managers.

           The following are, for each investment manager, the directors and officers who are or have been, at any time during the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee and a description of such business, profession, vocation or employment of a substantial nature and, if engaged in the capacity of director, officer, employee, partner or trustee, the name and principal business address of the company with which the person specified is so connected and the nature of such connection:

MORGAN GRENFELL INVESTMENT SERVICES LIMITED:


                                                      Other Business,
                                  Positions           Profession, Vocation,
      Name                        with Manager        Employment
      ----                        ------------        ----------


Michael Bullock                   Director          - Managing Director
                                                      Morgan Grenfell Asset
                                                      Management Limited
                                                      20 Finsbury Circus
                                                      London EC2M 1NB England

                                                    - Director
                                                      Phoenix Travel (London
                                                      Wall) Limited
                                                      23 Great Winchester Street
                                                      London EC2P 2AX
                                                      England





                                                    - Director
                                                      MGDC Fund
                                                      (Syndications) Limited
                                                      c/o 20 Finsbury Circus
                                                      London EC2M 1NB
                                                      England

                                                        Other Business,
                                  Positions             Profession, Vocation,
     Name                         with Manager          Employment
     ----                         ------------          ----------

Michael Bullock (cont'd)                              - Director
                                                        Morgan Grenfell Capital (G.P.)
                                                        Limited
                                                        23 Great Winchester Street
                                                        London EC2P 2AX
                                                        England

                                                      - Director
                                                        Morgan Grenfell Small Cap Fund Inc.
                                                        885 Third Avenue
                                                        New York, New York
                                                        10022-4802

                                                      - Director
                                                        Morgan Grenfell
                                                        Property Asset
                                                        Management Limited
                                                        20 Finsbury Circus
                                                        London EC2M 1NB
                                                        England

                                                      - Director
                                                        Morgan Grenfell Capital Partners
                                                        (Syndications) Limited
                                                        c/o 20 Finsbury Circus
                                                        London EC2M 1NB
                                                        England



P.N.C. Walker                     Director            - Director
                                                        Morgan Grenfell Asset
                                                        Management Limited
                                                        20 Finsbury Circus
                                                        London EC2M 1NB
                                                        England

                                                        Other Business,
                                  Positions             Profession, Vocation,
     Name                         with Manager          Employment
     ----                         ------------          ----------

P.N.C. Walker (contd.)                                - Director
                                                        Morgan Grenfell
                                                        Quantitative Investment
                                                        Limited
                                                        20 Finsbury Circus
                                                        London EC2M 1NB
                                                        England

                                                      - Chairman & Managing Director
                                                        Morgan Grenfell
                                                        International Funds
                                                        Management Limited
                                                        20 Finsbury Circus
                                                        London EC2M 1NB
                                                        England




                                                      - Director
                                                        Asia Pacific Management SA
                                                        2 bd Royal
                                                        2953 Luxembourg


                                                      - Director
                                                        DB Morgan Grenfell
                                                        Asset Mgt. Co. Limited
                                                        2 bd Royal
                                                        2953 Luxembourg



                                                        Other Business,
                                  Positions             Profession, Vocation,
      Name                        with Manager          Employment
      ----                        ------------          ----------

P.N.C. Walker (contd.)                                - Director
                                                        M G Management SA
                                                        2 bd Royal
                                                        2953 Luxembourg

                                                      - Director
                                                        Euro-Pacific Rim
                                                        Management SA
                                                        2 bd Royal
                                                        2953 Luxembourg

                                                      - Chairman
                                                        Nomura World Fund
                                                        Management SA
                                                        2 bd Royal
                                                        2953 Luxembourg




                                                      - Director
                                                        Target International
                                                        Growth Fund
                                                        2 bd Royal
                                                        2953 Luxembourg

                                                       Other Business,
                                  Positions            Profession, Vocation,
      Name                        with Manager         Employment
      ----                        ------------         ----------


P.N.C. Walker (contd.)
                                                     - Director
                                                       Morgan Grenfell Hedged
                                                       Funds Limited
                                                       20 Finsbury Circus
                                                       London EC2M 1NB
                                                       England

                                                     - Managing Director
                                                       (Geschaftsfuhrung)
                                                       Deutsche Asset
                                                       Management GmbH
                                                       Bochenheimer
                                                       Landstrabe 42
                                                       60323 Frankfurt 1
                                                       Germany

                                                     - Director
                                                       Geschaftsfuhrung
                                                       Member
                                                       Deutsche Gesellschaft Fur
                                                       Fonds Verwaltung MbH
                                                       Bochenheimer Landstrabe 42
                                                       60323 Frankfurt 1
                                                       Germany

                                                     - Director
                                                       Deutsche Morgan
                                                       Grenfell
                                                       Asset Management
                                                       (Japan) Limited
                                                       19th Floor, Akasaka Park Building
                                                       5-2-20 Akasaka
                                                       Minato-ku, Tokyo 107
                                                       Japan




                                                       Other Business,
                                  Positions            Profession, Vocation,
     Name                         with Manager         Employment
     ----                         ------------         ----------

P.N.C Walker (Cont'd)                                - Director
                                                       Elizabethan Holdings Limited
                                                       P.O. Box 1984
                                                       Elizabethan Square
                                                       George Town
                                                       Grand Cayman
                                                       Cayman Islands

                                                     - Director
                                                       Elizabethan Management Limited
                                                       P.O. Box 1984
                                                       Elizabethan Square
                                                       Grand Cayman
                                                       British West Indies

                                                     - Director
                                                       Morgan Grenfell Green
                                                       Energy Fund
                                                       c/o P.O. Box 727
                                                       St. Paul's Gate
                                                       New Street
                                                       St. Helier
                                                       Jersey JE4 8ZB
                                                       Channel Islands



                                                        Other Business,
                                  Positions             Profession, Vocation,
     Name                         with Manager          Employment
     ----                         ------------          ----------




W.G.M. Thomas                     Director            - Director
                                                        MTI Managers Limited
                                                        70 St. Albans Road
                                                        Watford, Herts WD1 1RP
                                                        England


                                                      - Director
                                                        MTI Nominees Limited
                                                        70 St. Albans Road
                                                        Watford, Herts WD1 1RP
                                                        England


                                                      - Director
                                                        Morgan Grenfell Asset
                                                        Management Limited
                                                        20 Finsbury Circus
                                                        London EC2M 1NB
                                                        England


P.W.W. Disney                     Director            - Director
                                                        Morgan Grenfell Asset
                                                        Management Limited
                                                        20 Finsbury Circus
                                                        London EC2M 1NB
                                                        England

                                                      - Director
                                                        Crown and Manor
                                                        Club Limited
                                                        England


                                                        Other Business,
                                  Positions             Profession, Vocation,
     Name                         with Manager          Employment
     ----                         ------------          ----------

P.W.W. Disney (Cont'd)                                - Director
                                                        Woodberry Down
                                                        Club Limited
                                                        England

J.R. Johnston                     Director            - Director
                                                        Morgan Grenfell Asset
                                                        Management Limited
                                                        20 Finsbury Circus
                                                        London EC2M 1NB
                                                        England

I.D. Kelson                       Director            - Director
                                                        Morgan Grenfell Asset
                                                        Management Limited
                                                        20 Finsbury Circus
                                                        London EC2M 1NB
                                                        England

G. D. Bamping                     Director            - Director
                                                        Morgan Grenfell Asset
                                                        Management Limited
                                                        20 Finsbury Circus
                                                        London EC2M 1NB
                                                        England




H.F.P. Holding                    Company             - Deputy Company Secretary
                                                        Morgan Grenfell Asset
                                                        Management Limited
                                                        20 Finsbury Circus
                                                        London EC2M 1NB
                                                        England


                                                        Other Business,
                                  Positions             Profession, Vocation,
     Name                         with Manager          Employment
     ----                         ------------          ----------

H.F.P. Holding (cont'd)                               - Company Secretary
                                                        Morgan Grenfell
                                                        International Funds
                                                        Management Limited
                                                        20 Finsbury Circus
                                                        London EC2M 1NB
                                                        England

                                                      - Company Secretary
                                                        Morgan Grenfell
                                                        Investment Management
                                                        Limited
                                                        20 Finsbury Circus
                                                        London EC2M 1NB
                                                        England

                                                      - Company Secretary
                                                        Tokai Morgan Grenfell
                                                        International Funds
                                                        Management Limited
                                                        20 Finsbury Circus
                                                        London EC2M 1NB
                                                        England



R.L. Lamb                         Director            - Director
                                                        Morgan Grenfell Latin
                                                        American Companies Trust Plc
                                                        20 Finsbury Circus
                                                        London EC2M 1NB
                                                        England

                                                      - Director
                                                        Morgan Grenfell Asset
                                                        Management Limited
                                                        20 Finsbury Circus
                                                        London EC2M 1NB
                                                        England

                                                        Other Business,
                                  Positions             Profession, Vocation,
     Name                         with Manager          Employment
     ----                         ------------          ----------

N.P. Jenkins                      Director            - Director
                                                        Morgan Grenfell
                                                        International Funds
                                                        Management Limited
                                                        20 Finsbury Circus
                                                        London EC2M 1NB
                                                        England



FRIESS ASSOCIATES, INC.:

                                                        Other Business,
                                  Positions             Profession, Vocation,
     Name                         with Manager          Employment
     ----                         ------------          ----------

Foster Stephen                    President and       - Director
Friess                            Director              Brandywine Fund, Inc.
                                                        3908 Kennett Pike
                                                        P.O. Box 4166
                                                        Greenville, DE 19807

                                                      - Director
                                                        Brandywine
                                                        Blue Fund, Inc.
                                                        3908 Kennett Pike
                                                        P.O. Box 4166
                                                        Greenville, DE  19807

Herman A. Friess                  Director            - Attorney at Law
                                                        Rice Lake, Wisconsin



THE PUTNAM ADVISORY COMPANY, INC.:

                                                        Other Business,
                                  Positions             Profession, Vocation,
      Name                        with Manager          Employment
      ----                        ------------          ----------

Lawrence J. Lasser                Director and        - President, Chief
                                  President             Executive Officer and
                                                        Director
                                                        Putnam Investments, Inc.
                                                        One Post Office Square
                                                        Boston, MA 02109

                                                      - Director
                                                        Marsh & McLennan
                                                        Companies, Inc.
                                                        1166 Avenue of the Americas
                                                        New York, New York 10036


                                                      - Vice President and
                                                        Trustee
                                                        The Putnam Funds
                                                        One Post Office Square
                                                        Boston, MA 02109

                                                      - Board Member
                                                        Artery Business Committee
                                                        One Beacon Street
                                                        Boston, MA 02108

                                                      - Board of Managers
                                                        Investment and Finance Committees
                                                        Beth Israel Hospital
                                                        330 Brookline Avenue
                                                        Boston, MA 02215




Lawrence J. Lasser (cont'd)                           - Board of Governors
                                                        Executive Committee
                                                        Investment Company Institute
                                                        1401 H St., N.W.,
                                                        Suite 1200
                                                        Washington, D.C. 20005

                                                      - Board of Overseers
                                                        Museum of Fine Arts
                                                        465 Huntington Avenue
                                                        Boston, MA 02115

                                                      - Board Member
                                                        Trust For City Hall Plaza
                                                        Three Center Plaza
                                                        Boston MA 02108

                                                      - Board Member
                                                        The Vault Coordinating Committee
                                                        c/o John Hancock Mutual
                                                        Life Insurance Company
                                                        Law Sector, T-55
                                                        P.O. Box 111
                                                        Boston, MA 02117

Thomas J. Lucey                   Director and        - Senior Managing Senior
                                  Managing              and Chief of Institutional
                                  Director              Business Development
                                                        Putnam Investments, Inc.
                                                        One Post Office Square
                                                        Boston, MA 02109

Steven Spiegel                    Director and        - Director and Senior
Managing                          Senior Managing       Director
                                  Director              Putnam Investments, Inc.
                                                        One Post Office Square
                                                        Boston, MA 02109

                                                        Managing Director
                                                        Lehman Brothers, Inc.
                                                        200 Vesey Street
                                                        World Financial Center
                                                        New York, NY 10285
                                                        from 1977 to December 1994


                                                        Other Business,
                                  Positions             Profession, Vocation,
     Name                         with Manager          Employment
     ----                         ------------          ----------

John C.  Talanian                 Director            - Managing Director and
                                                        Director
                                                        Putnam Investments, Inc.
                                                        One Post Office Square
                                                        Boston, MA  02109

Takehiko Watanabe                 Director            - Managing Director and
                                                        General Manager
                                                        Business Development
                                                        Putnam Investments, Inc.
                                                        One Post Office Square
                                                        Boston, MA 02109

RETIREMENT SYSTEM INVESTORS INC.:

William Dannecker                 Director            - President and Chief
                                                        Executive Officer
                                                        Retirement System
                                                        Group Inc.
                                                        317 Madison Avenue
                                                        New York, New York 10017

                                                      - President and Director
                                                        Retirement System
                                                        Consultants Inc.
                                                        317 Madison Avenue
                                                        New York, New York 10017

                                                      - President and Director
                                                        Retirement System
                                                        Distributors Inc.
                                                        317 Madison Avenue
                                                        New York, New York 10017

                                                      - President and Trustee
                                                        RSI Retirement Trust
                                                        317 Madison Avenue
                                                        New York, New York 10017



                                                        Other Business,
                                  Positions             Profession, Vocation,
     Name                         with Manager          Employment
     ----                         ------------          ----------


William Dannecker (cont'd)                            - Director
                                                        RSG Insurance Agency Inc.
                                                        317 Madison Avenue
                                                        New York, New York 10017

                                                      - President and Director
                                                        Retirement System Fund Inc.
                                                        317 Madison Avenue
                                                        New York, New York 10017

James P. Coughlin                 President           - Executive Vice
                                                        President, Chief
                                                        Investment Officer
                                                        and Director
                                                        Retirement System
                                                        Group Inc.
                                                        317 Madison Avenue
                                                        New York, New York 10017

                                                      - Registered Principal
                                                        Retirement System
                                                        Distributors Inc.
                                                        317 Madison Avenue
                                                        New York, New York 10017

                                                      - Executive Vice
                                                        President
                                                        RSI Retirement Trust
                                                        317 Madison Avenue
                                                        New York, New York 10017

                                                      - Executive Vice
                                                        President
                                                        Retirement System Fund Inc.
                                                        317 Madison Avenue
                                                        New York, New York 10017

Stephen P. Pollak                 Vice                - Executive Vice
                                  President,            President,
                                  Secretary             Counsel, Secretary
                                  and Director          and Director
                                                        Retirement System Group
                                                        Inc.
                                                        317 Madison Avenue
                                                        New York, New York 10017


                                                        Other Business,
                                  Positions             Profession, Vocation,
     Name                         with Manager          Employment
     ----                         ------------          ----------


Stephen P. Pollak (cont'd)                            - President and
                                                        Director
                                                        RSG Insurance Agency Inc.
                                                        317 Madison Avenue
                                                        New York, New York 10017


                                                      - Vice President,
                                                        Counsel, Secretary and
                                                        Director
                                                        Retirement System
                                                        Consultants Inc.
                                                        317 Madison Avenue
                                                        New York, New York 10017

                                                      - Vice President,
                                                        Secretary and Director
                                                        Retirement System
                                                        Distributors Inc.
                                                        317 Madison Avenue
                                                        New York, New York 10017


                                                      - Vice President,
                                                        Counsel and Secretary
                                                        RSI Retirement Trust
                                                        317 Madison Avenue
                                                        New York, New York 10017

                                                      - Vice President,
                                                        Counsel and Secretary
                                                        Retirement System Fund Inc.
                                                        317 Madison Avenue
                                                        New York, New York 10017


Veronica A. Fisher                Treasurer           - Vice President
                                                        and Treasurer
                                                        Retirement System Group Inc.
                                                        317 Madison Avenue
                                                        New York, New York 10017



                                          23


                                                        Other Business,
                                  Positions             Profession, Vocation,
     Name                         with Manager          Employment
     ----                         ------------          ----------

Veronica A. Fisher (cont'd)                           - Treasurer
                                                        Retirement System
                                                        Consultants Inc.
                                                        317 Madison Avenue
                                                        New York, New York 10017

                                                      - Treasurer
                                                        Retirement System
                                                        Distributors Inc.
                                                        317 Madison Avenue
                                                        New York, New York 10017

                                                      - Treasurer
                                                        RSG Insurance Agency Inc.
                                                        317 Madison Avenue
                                                        New York, New York 10017

                                                      - First Vice President
                                                        and Assistant Treasurer
                                                        RSI Retirement Trust
                                                        317 Madison Avenue
                                                        New York, New York 10017

                                                      - First Vice President
                                                        and Assistant Treasurer
                                                        Retirement System Fund Inc.
                                                        317 Madison Avenue
                                                        New York, New York 10017


ITEM 29.  PRINCIPAL UNDERWRITERS.

           (a) Retirement System Distributors Inc. acts as a principal underwriter for Retirement System Fund Inc.

           (b) The following information is furnished with respect to the officers and directors of Retirement System Distributors Inc., 317 Madison Avenue, New York, New York 10017, Registrant's principal underwriter:

                               POSITION AND
                               OFFICES WITH          POSITION AND
                                PRINCIPAL            OFFICES WITH
             NAME              UNDERWRITER            REGISTRANT


William Dannecker            President and            President and
                             Director                 Trustee

Stephen P. Pollak            Vice President,          Executive Vice
                             Secretary and            President, Counsel
                             Director                 and Secretary


Veronica A. Fisher           Treasurer                First Vice President
                                                      and Assistant
                                                      Treasurer


           (c)     None.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

    The physical possession of each account, book or other document of the Fund, will be maintained by the Fund, or The Chase Manhattan Bank, N.A., Chase Metro Tech Center, Brooklyn, New York 11245, or Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231.


ITEM 31.  MANAGEMENT SERVICES.

    Retirement System Consultants Inc.
    317 Madison Avenue
    New York, New York  10017.


ITEM 32.  UNDERTAKINGS.

    (a)  Not applicable.

    (b)  Not applicable.

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of l933 and the Investment Company Act of l940 the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York, on the 23rd day of January 1997.


                                   RSI RETIREMENT TRUST

                                   By /s/William Dannecker
                                      ------------------------------
                                      William Dannecker, President
                                      and Trustee

       Pursuant to the requirements of the Securities Act of l933, this Registration Statement has been signed below by the following persons, in the capacities and on the dates indicated.


Signature                   Title                 Date
---------                   -----                 ----

/s/William Dannecker        President             January 23, 1997
----------------------      (Principal
   William Dannecker        Executive
                            Officer), Trustee

/s/John F. Meuser           Treasurer             January 23, 1997
----------------------      (Principal
   John F. Meuser           Financial
                            and Accounting
                            Officer)

/s/Herbert G. Chorbajian    Trustee               January 23, 1997
------------------------
   Herbert G. Chorbajian

/s/Candace Cox              Trustee               January 23, 1997
------------------------
   Candace Cox

/s/Eugene C. Ecker          Trustee               January 23, 1997
------------------------
   Eugene C. Ecker


/s/Covington Hardee         Trustee               January 23, 1997
------------------------
   Covington Hardee

Signature                      Title              Date
---------                   -----                 ----

/s/Ralph L. Hodgkins, Jr.   Trustee               January 23, 1997
------------------------
   Ralph L. Hodgkins, Jr.

/s/Maurice E. Kinkade       Trustee               January 23, 1997
------------------------
   Maurice E. Kinkade

/s/William G. Lillis        Trustee               January 23, 1997
------------------------
   William G. Lillis

/s/William L. Schrauth      Trustee               January 23, 1997
------------------------
   William L. Schrauth

/s/William Swan             Trustee               January 23, 1997
------------------------
   William Swan

/s/Raymond L. Willis        Trustee               January 23, 1997
------------------------
   Raymond L. Willis

                             EXHIBIT INDEX


Exhibit             Document
-------             --------

EX - 99. (B)10.b.   Opinion of Shereff, Friedman, Hoffman &
                    Goodman, LLP  (Filed herewith)

EX - 99. (B)11.a.   Consent of McGladrey & Pullen, LLP  (Filed herewith)

EX - 27.1           Financial Data Schedule

EX - 27.2           Financial Data Schedule

EX - 27.3           Financial Data Schedule

EX - 27.5           Financial Data Schedule

EX - 27.6           Financial Data Schedule

EX - 27.7           Financial Data Schedule

EX - 27.8           Financial Data Schedule